UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8326

MFS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
June 30, 2022
MFS®  Global Equity Series
MFS® Variable Insurance Trust
VGE-SEM

MFS® Global Equity Series
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Equity Series
LETTER FROM THE CHAIR AND CEO
Dear Contract Owners:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its July meeting, the U.S. Federal Reserve undertook a second consecutive 0.75% rate hike, matching its largest since 1994. Having reached what it believes is a neutral policy stance, the Fed says it intends to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside of Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
August 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Global Equity Series
Portfolio Composition
Portfolio structure
Top ten holdings
Thermo Fisher Scientific, Inc.	3.3%
Visa, Inc., “A”	3.1%
Roche Holding AG	2.8%
Comcast Corp., “A”	2.7%
Medtronic PLC	2.6%
Schneider Electric SE	2.6%
Accenture PLC, “A”	2.5%
Nestle S.A.	2.5%
LVMH Moet Hennessy Louis Vuitton SE	2.2%
Diageo PLC	2.2%
GICS equity sectors (g)
Health Care	19.9%
Industrials	18.4%
Information Technology	14.6%
Consumer Staples	13.9%
Financials	10.7%
Consumer Discretionary	7.8%
Communication Services	7.5%
Materials	6.5%
Equity Warrants (o)	0.0%
Issuer country weightings (x)
United States	55.7%
France	10.6%
Switzerland	8.9%
United Kingdom	7.2%
Germany	4.1%
Canada	3.9%
Netherlands	2.5%
Japan	1.9%
Sweden	1.6%
Other Countries	3.6%
Currency exposure weightings (y)
United States Dollar	58.5%
Euro	20.3%
Swiss Franc	8.9%
British Pound Sterling	7.2%
Japanese Yen	1.9%
Swedish Krona	1.6%
South Korean Won	0.8%
Danish Krone	0.6%
Mexican Peso	0.2%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of June 30, 2022.
The portfolio is actively managed and current holdings may be different.
2

MFS Global Equity Series
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2022 through June 30, 2022
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Expenses Paid During Period (p) 1/01/22-6/30/22
Initial Class	Actual	0.92%	$1,000.00	$787.73	$4.08
	Hypothetical (h)	0.92%	$1,000.00	$1,020.23	$4.61
Service Class	Actual	1.17%	$1,000.00	$786.79	$5.18
	Hypothetical (h)	1.17%	$1,000.00	$1,018.99	$5.86
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS Global Equity Series
Portfolio of Investments − 6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 2.9%
Honeywell International, Inc.	6,108	$ 1,061,631
MTU Aero Engines Holding AG	1,203	218,981
Rolls-Royce Holdings PLC (a)	227,770	229,991
		$1,510,603
Airlines – 0.8%
Aena S.A. (a)	3,218	$ 408,892
Alcoholic Beverages – 5.7%
Carlsberg A.S., “B”	2,163	$ 275,497
Diageo PLC	26,189	1,125,519
Heineken N.V.	8,557	780,156
Pernod Ricard S.A.	4,116	756,132
		$2,937,304
Apparel Manufacturers – 4.4%
Burberry Group PLC	16,630	$ 332,199
Compagnie Financiere Richemont S.A.	7,161	762,495
LVMH Moet Hennessy Louis Vuitton SE	1,891	1,152,739
		$2,247,433
Automotive – 0.4%
Aptiv PLC (a)	2,151	$ 191,590
Broadcasting – 2.2%
Omnicom Group, Inc.	1,955	$ 124,358
Walt Disney Co. (a)	7,240	683,456
WPP Group PLC	34,614	347,450
		$1,155,264
Brokerage & Asset Managers – 2.8%
Charles Schwab Corp.	12,866	$ 812,874
Deutsche Boerse AG	1,696	283,661
London Stock Exchange Group	3,661	340,123
		$1,436,658
Business Services – 9.5%
Accenture PLC, “A”	4,708	$ 1,307,176
Adecco S.A.	3,788	128,720
Brenntag AG	3,529	229,659
Cognizant Technology Solutions Corp., “A”	8,671	585,206
Compass Group PLC	16,524	337,927
Equifax, Inc.	3,391	619,807
Fidelity National Information Services, Inc.	7,843	718,968
Fiserv, Inc. (a)	8,569	762,384
PayPal Holdings, Inc. (a)	2,817	196,739
		$4,886,586
Cable TV – 2.7%
Comcast Corp., “A”	35,618	$ 1,397,650
4

MFS Global Equity Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 2.2%
3M Co.	4,573	$ 591,792
PPG Industries, Inc.	4,966	567,812
		$1,159,604
Computer Software – 2.6%
Check Point Software Technologies Ltd. (a)	4,247	$ 517,200
Oracle Corp.	11,953	835,156
		$1,352,356
Computer Software - Systems – 0.8%
Samsung Electronics Co. Ltd.	9,538	$ 418,720
Construction – 0.5%
Otis Worldwide Corp.	4,024	$ 284,376
Consumer Products – 5.2%
Colgate-Palmolive Co.	5,862	$ 469,781
Essity AB	31,612	825,393
International Flavors & Fragrances, Inc.	4,836	576,064
Reckitt Benckiser Group PLC	10,465	785,999
		$2,657,237
Electrical Equipment – 4.3%
Amphenol Corp., “A”	5,059	$ 325,698
Legrand S.A.	7,442	549,507
Schneider Electric SE	11,194	1,324,402
		$2,199,607
Electronics – 0.9%
Hoya Corp.	2,900	$ 247,616
Microchip Technology, Inc.	4,138	240,335
		$487,951
Food & Beverages – 4.2%
Danone S.A.	15,524	$ 866,453
Nestle S.A.	11,165	1,303,334
		$2,169,787
Gaming & Lodging – 1.0%
Marriott International, Inc., “A”	2,283	$ 310,511
Whitbread PLC	6,583	198,574
		$509,085
Insurance – 2.9%
Aon PLC	2,647	$ 713,843
Willis Towers Watson PLC	3,901	770,018
		$1,483,861
Internet – 1.6%
Alphabet, Inc., “A” (a)	193	$ 420,597
eBay, Inc.	9,126	380,281
		$800,878
5

MFS Global Equity Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 1.2%
Carrier Global Corp.	3,326	$ 118,605
Kubota Corp.	35,300	527,367
		$645,972
Major Banks – 3.2%
Erste Group Bank AG	5,626	$ 142,678
Goldman Sachs Group, Inc.	3,216	955,216
UBS Group AG	35,448	571,460
		$1,669,354
Medical Equipment – 14.4%
Abbott Laboratories	7,609	$ 826,718
Boston Scientific Corp. (a)	21,137	787,776
Cooper Cos., Inc.	1,507	471,872
EssilorLuxottica	1,336	200,069
Medtronic PLC	15,196	1,363,841
Olympus Corp.	10,000	200,951
Sonova Holding AG	558	177,690
Stryker Corp.	4,150	825,559
Thermo Fisher Scientific, Inc.	3,174	1,724,371
Waters Corp. (a)	1,476	488,526
Zimmer Biomet Holdings, Inc.	3,222	338,503
		$7,405,876
Other Banks & Diversified Financials – 4.9%
American Express Co.	4,512	$ 625,454
Grupo Financiero Banorte S.A. de C.V.	20,543	114,588
Julius Baer Group Ltd.	4,157	191,771
Visa, Inc., “A”	8,110	1,596,778
		$2,528,591
Pharmaceuticals – 5.5%
Bayer AG	11,038	$ 656,096
Merck KGaA	4,215	711,155
Roche Holding AG	4,345	1,449,850
		$2,817,101
Printing & Publishing – 0.2%
Wolters Kluwer N.V.	928	$ 90,014
Railroad & Shipping – 4.9%
Canadian National Railway Co.	8,308	$ 934,401
Canadian Pacific Railway Ltd.	15,582	1,088,247
Union Pacific Corp.	2,371	505,687
		$2,528,335
Specialty Chemicals – 4.3%
Akzo Nobel N.V.	6,370	$ 418,016
L'Air Liquide S.A.	3,417	458,778
Linde PLC	827	237,787
Linde PLC	3,769	1,082,027
		$2,196,608
Specialty Stores – 0.3%
Hermes International	141	$ 157,661
6

MFS Global Equity Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 1.7%
Liberty Broadband Corp. (a)	7,659	$ 885,687
Trucking – 1.1%
United Parcel Service, Inc., “B”	3,181	$ 580,660
Total Common Stocks (Identified Cost, $29,361,797)		$51,201,301
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a) (Identified Cost, $0)	CHF 67.00	11/20/23	14,904	$ 8,118

Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 1.21% (v) (Identified Cost, $258,564)	258,572	$ 258,546
Other Assets, Less Liabilities – 0.2%		90,802
Net Assets – 100.0%		$51,558,767
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $258,546 and $51,209,419, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See Notes to Financial Statements
7

MFS Global Equity Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/22 Assets
Investments in unaffiliated issuers, at value (identified cost, $29,361,797)	$51,209,419
Investments in affiliated issuers, at value (identified cost, $258,564)	258,546
Cash	4,016
Receivables for
Investments sold	32,781
Fund shares sold	10,323
Interest and dividends	171,497
Receivable from investment adviser	9,020
Other assets	193
Total assets	$51,695,795
Liabilities
Payables for
Investments purchased	$52,380
Fund shares reacquired	23,252
Payable to affiliates
Administrative services fee	98
Shareholder servicing costs	97
Distribution and/or service fees	154
Payable for independent Trustees' compensation	7
Accrued expenses and other liabilities	61,040
Total liabilities	$137,028
Net assets	$51,558,767
Net assets consist of
Paid-in capital	$23,497,277
Total distributable earnings (loss)	28,061,490
Net assets	$51,558,767
Shares of beneficial interest outstanding	2,438,817
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$40,398,665	1,906,377	$21.19
Service Class	11,160,102	532,440	20.96
See Notes to Financial Statements
8

MFS Global Equity Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/22
Net investment income (loss)
Income
Dividends	$632,474
Dividends from affiliated issuers	846
Income on securities loaned	485
Other	3
Foreign taxes withheld	(51,331)
Total investment income	$582,477
Expenses
Management fee	$262,916
Distribution and/or service fees	16,088
Shareholder servicing costs	5,240
Administrative services fee	9,327
Independent Trustees' compensation	1,553
Custodian fee	7,313
Shareholder communications	4,839
Audit and tax fees	31,369
Legal fees	144
Miscellaneous	12,257
Total expenses	$351,046
Reduction of expenses by investment adviser	(66,085)
Net expenses	$284,961
Net investment income (loss)	$297,516
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$775,462
Affiliated issuers	(20)
Foreign currency	(1,996)
Net realized gain (loss)	$773,446
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(15,113,895)
Affiliated issuers	(18)
Translation of assets and liabilities in foreign currencies	(7,009)
Net unrealized gain (loss)	$(15,120,922)
Net realized and unrealized gain (loss)	$(14,347,476)
Change in net assets from operations	$(14,049,960)
See Notes to Financial Statements
9

MFS Global Equity Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21
Change in net assets
From operations
Net investment income (loss)	$297,516	$249,387
Net realized gain (loss)	773,446	5,424,572
Net unrealized gain (loss)	(15,120,922)	4,291,189
Change in net assets from operations	$(14,049,960)	$9,965,148
Total distributions to shareholders	$—	$(4,406,036)
Change in net assets from fund share transactions	$(1,100,770)	$802,515
Total change in net assets	$(15,150,730)	$6,361,627
Net assets
At beginning of period	66,709,497	60,347,870
At end of period	$51,558,767	$66,709,497
See Notes to Financial Statements
10

MFS Global Equity Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$26.90	$24.57	$22.79	$18.82	$22.00	$18.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.12	$0.16	$0.25	$0.23	$0.20
Net realized and unrealized gain (loss)	(5.84)	4.07	2.73	5.35	(2.23)	4.20
Total from investment operations	$(5.71)	$4.19	$2.89	$5.60	$(2.00)	$4.40
Less distributions declared to shareholders
From net investment income	$—	$(0.17)	$(0.26)	$(0.25)	$(0.21)	$(0.18)
From net realized gain	—	(1.69)	(0.85)	(1.38)	(0.97)	(0.81)
Total distributions declared to shareholders	$—	$(1.86)	$(1.11)	$(1.63)	$(1.18)	$(0.99)
Net asset value, end of period (x)	$21.19	$26.90	$24.57	$22.79	$18.82	$22.00
Total return (%) (k)(r)(s)(x)	(21.23)(n)	17.21	13.29	30.57	(9.74)	24.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.15(a)	1.13	1.16	1.16	1.13	1.16
Expenses after expense reductions	0.92(a)	0.92	0.92	0.95	0.97	0.97
Net investment income (loss)	1.07(a)(l)	0.45	0.75	1.16	1.07	0.95
Portfolio turnover	4(n)	12	12	11	15	11
Net assets at end of period (000 omitted)	$40,399	$51,966	$46,879	$49,771	$45,219	$52,850

See Notes to Financial Statements
11

MFS Global Equity Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$26.64	$24.37	$22.62	$18.70	$21.86	$18.49
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.05	$0.10	$0.18	$0.18	$0.14
Net realized and unrealized gain (loss)	(5.78)	4.03	2.71	5.32	(2.21)	4.18
Total from investment operations	$(5.68)	$4.08	$2.81	$5.50	$(2.03)	$4.32
Less distributions declared to shareholders
From net investment income	$—	$(0.12)	$(0.21)	$(0.20)	$(0.16)	$(0.14)
From net realized gain	—	(1.69)	(0.85)	(1.38)	(0.97)	(0.81)
Total distributions declared to shareholders	$—	$(1.81)	$(1.06)	$(1.58)	$(1.13)	$(0.95)
Net asset value, end of period (x)	$20.96	$26.64	$24.37	$22.62	$18.70	$21.86
Total return (%) (k)(r)(s)(x)	(21.32)(n)	16.88	13.04	30.20	(9.92)	23.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.40(a)	1.38	1.41	1.41	1.38	1.42
Expenses after expense reductions	1.17(a)	1.17	1.17	1.20	1.22	1.22
Net investment income (loss)	0.82(a)(l)	0.19	0.48	0.85	0.86	0.68
Portfolio turnover	4(n)	12	12	11	15	11
Net assets at end of period (000 omitted)	$11,160	$14,744	$13,469	$11,319	$7,139	$10,162
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
12

MFS Global Equity Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Global Equity Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which affects all entities that have investments in equity securities measured at fair value that are subject to contractual sale restrictions. ASU 2022-03 clarifies that a contractual restriction on the sale of an equity security is a characteristic of the reporting entity holding the equity security rather than a characteristic of the asset and, therefore, is not considered in measuring the fair value of the equity security. The fund decided to early adopt ASU 2022-03 effective as of June 30, 2022 as the guidance in ASU 2022-03 was consistent with the fund’s existing practices for fair value measurement.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading
13

MFS Global Equity Series
Notes to Financial Statements (unaudited) - continued
of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$51,209,419	$—	$—	$51,209,419
Mutual Funds	258,546	—	—	258,546
Total	$51,467,965	$—	$—	$51,467,965
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2022, there were no securities on loan or collateral outstanding.
14

MFS Global Equity Series
Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/21
Ordinary income (including any short-term capital gains)	$464,015
Long-term capital gains	3,942,021
Total distributions	$4,406,036
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/22
Cost of investments	$30,096,975
Gross appreciation	22,792,743
Gross depreciation	(1,421,753)
Net unrealized appreciation (depreciation)	$21,370,990
As of 12/31/21
Undistributed ordinary income	381,130
Undistributed long-term capital gain	5,245,887
Other temporary differences	(455)
Net unrealized appreciation (depreciation)	36,484,888
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
15

MFS Global Equity Series
Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/22	Year ended 12/31/21
Initial Class	$—	$3,418,938
Service Class	—	987,098
Total	$—	$4,406,036
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.75%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2022, this management fee reduction amounted to $4,118, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.92% of average daily net assets for the Initial Class shares and 1.17% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2022, this reduction amounted to $61,967, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2022, the fee was $5,099, which equated to 0.0175% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2022, these costs amounted to $141.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.0319% of the fund's average daily net assets.
16

MFS Global Equity Series
Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2022, the fund engaged in sale transactions pursuant to this policy, which amounted to $54,891. The sales transactions resulted in net realized gains (losses) of $9,889.
(4)  Portfolio Securities
For the six months ended June 30, 2022, purchases and sales of investments, other than short-term obligations, aggregated $2,480,887 and $3,216,938, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	125,832	$3,041,149	292,702	$7,779,587
Service Class	42,582	1,003,622	105,795	2,743,776
	168,414	$4,044,771	398,497	$10,523,363
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	129,653	$3,418,938
Service Class	—	—	37,762	987,098
	—	$—	167,415	$4,406,036
Shares reacquired
Initial Class	(151,163)	$(3,644,810)	(398,296)	$(10,442,200)
Service Class	(63,560)	(1,500,731)	(142,899)	(3,684,684)
	(214,723)	$(5,145,541)	(541,195)	$(14,126,884)
Net change
Initial Class	(25,331)	$(603,661)	24,059	$756,325
Service Class	(20,978)	(497,109)	658	46,190
	(46,309)	$(1,100,770)	24,717	$802,515
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured
17

MFS Global Equity Series
Notes to Financial Statements (unaudited) - continued
uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2022, the fund’s commitment fee and interest expense were $123 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$483,861	$3,889,478	$4,114,755	$(20)	$(18)	$258,546
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$846	$—
(8)  LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
18

MFS Global Equity Series
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
19

MFS Global Equity Series
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
20

Semiannual Report
June 30, 2022
MFS®  Growth Series
MFS® Variable Insurance Trust
VEG-SEM

MFS® Growth Series
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Growth Series
LETTER FROM THE CHAIR AND CEO
Dear Contract Owners:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its July meeting, the U.S. Federal Reserve undertook a second consecutive 0.75% rate hike, matching its largest since 1994. Having reached what it believes is a neutral policy stance, the Fed says it intends to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside of Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
August 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Growth Series
Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	12.1%
Amazon.com, Inc.	6.5%
Alphabet, Inc., “A”	6.0%
Apple, Inc.	5.0%
Mastercard, Inc., “A”	3.4%
Adobe Systems, Inc.	3.3%
Visa, Inc., “A”	3.0%
Danaher Corp.	2.5%
Thermo Fisher Scientific, Inc.	2.5%
Intuit, Inc.	2.3%
GICS equity sectors (g)
Information Technology	39.0%
Health Care	15.0%
Communication Services	11.7%
Consumer Discretionary	9.5%
Industrials	6.6%
Financials	6.5%
Materials	3.2%
Consumer Staples	2.8%
Real Estate	1.3%
Energy	0.9%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2022.
The portfolio is actively managed and current holdings may be different.
2

MFS Growth Series
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2022 through June 30, 2022
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Expenses Paid During Period (p) 1/01/22-6/30/22
Initial Class	Actual	0.72%	$1,000.00	$705.65	$3.04
	Hypothetical (h)	0.72%	$1,000.00	$1,021.22	$3.61
Service Class	Actual	0.97%	$1,000.00	$704.84	$4.10
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS Growth Series
Portfolio of Investments − 6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.5%
Apparel Manufacturers – 0.7%
NIKE, Inc., “B”	109,180	$ 11,158,196
Brokerage & Asset Managers – 2.7%
Charles Schwab Corp.	337,649	$ 21,332,664
CME Group, Inc.	110,351	22,588,849
		$43,921,513
Business Services – 6.1%
Clarivate PLC (a)	444,569	$ 6,161,726
CoStar Group, Inc. (a)	210,899	12,740,409
Equifax, Inc.	68,723	12,561,190
MSCI, Inc.	68,683	28,307,698
TransUnion	184,922	14,791,911
Verisk Analytics, Inc., “A”	149,363	25,853,242
		$100,416,176
Cable TV – 1.0%
Charter Communications, Inc., “A” (a)	35,869	$ 16,805,702
Computer Software – 21.6%
Adobe Systems, Inc. (a)	147,937	$ 54,153,818
Atlassian Corp. PLC, “A” (a)	22,061	4,134,231
Autodesk, Inc. (a)	59,866	10,294,557
Black Knight, Inc. (a)	66,328	4,337,188
Bumble, Inc., “A” (a)	73,011	2,055,260
Cadence Design Systems, Inc. (a)	98,108	14,719,143
Intuit, Inc.	100,086	38,577,148
Microsoft Corp.	776,433	199,411,287
Salesforce, Inc. (a)	103,935	17,153,433
Synopsys, Inc. (a)	38,662	11,741,650
		$356,577,715
Computer Software - Systems – 6.4%
Apple, Inc.	604,133	$ 82,597,064
Block, Inc., “A” (a)	56,354	3,463,517
ServiceNow, Inc. (a)	40,580	19,296,601
Shopify, Inc. (a)	23,870	745,699
		$106,102,881
Construction – 2.9%
Sherwin-Williams Co.	116,792	$ 26,150,897
Vulcan Materials Co.	154,357	21,934,129
		$48,085,026
Consumer Products – 2.8%
Colgate-Palmolive Co.	264,092	$ 21,164,333
Estee Lauder Cos., Inc., “A”	101,221	25,777,952
		$46,942,285
Electrical Equipment – 1.4%
AMETEK, Inc.	140,554	$ 15,445,479
Johnson Controls International PLC	165,099	7,904,940
		$23,350,419
4

MFS Growth Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 4.1%
Applied Materials, Inc.	76,733	$ 6,981,168
ASML Holding N.V., ADR	30,347	14,441,531
Lam Research Corp.	32,899	14,019,909
NVIDIA Corp.	216,068	32,753,748
		$68,196,356
Energy - Independent – 0.9%
EOG Resources, Inc.	62,658	$ 6,919,949
Hess Corp.	68,655	7,273,311
		$14,193,260
Gaming & Lodging – 0.9%
Hilton Worldwide Holdings, Inc.	136,582	$ 15,220,698
General Merchandise – 0.4%
Dollar Tree, Inc. (a)	45,668	$ 7,117,358
Health Maintenance Organizations – 0.5%
UnitedHealth Group, Inc.	16,585	$ 8,518,553
Insurance – 1.7%
Aon PLC	86,865	$ 23,425,753
Arthur J. Gallagher & Co.	27,497	4,483,111
		$27,908,864
Internet – 9.4%
Alphabet, Inc., “A” (a)	45,088	$ 98,258,475
Alphabet, Inc., “C” (a)	14,266	31,206,162
Match Group, Inc. (a)	145,618	10,148,118
Meta Platforms, Inc., “A” (a)	96,760	15,602,550
		$155,215,305
Leisure & Toys – 1.2%
Electronic Arts, Inc.	123,123	$ 14,977,913
Take-Two Interactive Software, Inc. (a)	32,279	3,955,146
		$18,933,059
Machinery & Tools – 0.5%
Roper Technologies, Inc.	21,172	$ 8,355,530
Medical & Health Technology & Services – 0.9%
ICON PLC (a)	64,794	$ 14,040,860
Medical Equipment – 10.8%
Abbott Laboratories	281,192	$ 30,551,511
Becton, Dickinson and Co.	59,379	14,638,705
Boston Scientific Corp. (a)	648,825	24,181,708
Danaher Corp.	165,286	41,903,307
Edwards Lifesciences Corp. (a)	183,232	17,423,531
STERIS PLC	38,128	7,860,087
Thermo Fisher Scientific, Inc.	76,330	41,468,562
		$178,027,411
5

MFS Growth Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 0.3%
Equinix, Inc., REIT	7,129	$ 4,683,896
Other Banks & Diversified Financials – 6.8%
American Express Co.	53,279	$ 7,385,535
Mastercard, Inc., “A”	176,251	55,603,665
Visa, Inc., “A”	252,975	49,808,248
		$112,797,448
Pharmaceuticals – 2.9%
Vertex Pharmaceuticals, Inc. (a)	81,647	$ 23,007,308
Zoetis, Inc.	139,783	24,027,300
		$47,034,608
Railroad & Shipping – 0.8%
Canadian Pacific Railway Ltd.	185,933	$ 12,985,561
Restaurants – 0.6%
Chipotle Mexican Grill, Inc., “A” (a)	7,374	$ 9,639,735
Specialty Chemicals – 0.3%
Air Products & Chemicals, Inc.	21,834	$ 5,250,640
Specialty Stores – 6.9%
Amazon.com, Inc. (a)	1,006,060	$ 106,853,633
Lululemon Athletica, Inc. (a)	23,015	6,274,119
		$113,127,752
Telecommunications - Wireless – 1.0%
American Tower Corp., REIT	63,269	$ 16,170,924
Total Common Stocks (Identified Cost, $704,485,968)		$1,590,777,731
Investment Companies (h) – 3.4%
Money Market Funds – 3.4%
MFS Institutional Money Market Portfolio, 1.21% (v) (Identified Cost, $56,066,996)	56,068,545	$ 56,062,938
Other Assets, Less Liabilities – 0.1%		1,862,651
Net Assets – 100.0%		$1,648,703,320
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $56,062,938 and $1,590,777,731, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
6

MFS Growth Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/22 Assets
Investments in unaffiliated issuers, at value (identified cost, $704,485,968)	$1,590,777,731
Investments in affiliated issuers, at value (identified cost, $56,066,996)	56,062,938
Receivables for
Investments sold	10,317,005
Fund shares sold	2,251,845
Dividends	423,312
Other assets	2,977
Total assets	$1,659,835,808
Liabilities
Payables for
Investments purchased	$10,133,823
Fund shares reacquired	704,448
Payable to affiliates
Investment adviser	63,334
Administrative services fee	1,577
Shareholder servicing costs	763
Distribution and/or service fees	5,525
Payable for independent Trustees' compensation	1,153
Accrued expenses and other liabilities	221,865
Total liabilities	$11,132,488
Net assets	$1,648,703,320
Net assets consist of
Paid-in capital	$493,536,643
Total distributable earnings (loss)	1,155,166,677
Net assets	$1,648,703,320
Shares of beneficial interest outstanding	29,892,122
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,247,801,395	22,281,445	$56.00
Service Class	400,901,925	7,610,677	52.68
See Notes to Financial Statements
7

MFS Growth Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/22
Net investment income (loss)
Income
Dividends	$4,949,133
Dividends from affiliated issuers	71,711
Other	7,044
Foreign taxes withheld	(26,059)
Total investment income	$5,001,829
Expenses
Management fee	$6,697,534
Distribution and/or service fees	579,170
Shareholder servicing costs	29,714
Administrative services fee	147,860
Independent Trustees' compensation	15,477
Custodian fee	52,247
Shareholder communications	35,672
Audit and tax fees	32,383
Legal fees	5,104
Miscellaneous	25,638
Total expenses	$7,620,799
Reduction of expenses by investment adviser	(134,604)
Net expenses	$7,486,195
Net investment income (loss)	$(2,484,366)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$66,260,660
Affiliated issuers	(650)
Foreign currency	(371)
Net realized gain (loss)	$66,259,639
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(755,943,087)
Affiliated issuers	(4,058)
Translation of assets and liabilities in foreign currencies	(7)
Net unrealized gain (loss)	$(755,947,152)
Net realized and unrealized gain (loss)	$(689,687,513)
Change in net assets from operations	$(692,171,879)
See Notes to Financial Statements
8

MFS Growth Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21
Change in net assets
From operations
Net investment income (loss)	$(2,484,366)	$(8,712,024)
Net realized gain (loss)	66,259,639	216,129,503
Net unrealized gain (loss)	(755,947,152)	279,529,796
Change in net assets from operations	$(692,171,879)	$486,947,275
Total distributions to shareholders	$—	$(317,188,320)
Change in net assets from fund share transactions	$(39,277,967)	$14,964,640
Total change in net assets	$(731,449,846)	$184,723,595
Net assets
At beginning of period	2,380,153,166	2,195,429,571
At end of period	$1,648,703,320	$2,380,153,166
See Notes to Financial Statements
9

MFS Growth Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$79.36	$73.81	$59.40	$47.01	$48.90	$38.76
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$(0.25)	$(0.14)	$(0.04)	$0.00(w)	$0.06
Net realized and unrealized gain (loss)	(23.30)	17.21	18.88	17.53	1.81	11.95
Total from investment operations	$(23.36)	$16.96	$18.74	$17.49	$1.81	$12.01
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$(0.05)	$(0.05)
From net realized gain	—	(11.41)	(4.33)	(5.10)	(3.65)	(1.82)
Total distributions declared to shareholders	$—	$(11.41)	$(4.33)	$(5.10)	$(3.70)	$(1.87)
Net asset value, end of period (x)	$56.00	$79.36	$73.81	$59.40	$47.01	$48.90
Total return (%) (k)(r)(s)(x)	(29.44)(n)	23.53	31.86	38.15	2.67	31.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.74(a)	0.72	0.74	0.74	0.75	0.76
Expenses after expense reductions	0.72(a)	0.71	0.72	0.73	0.74	0.75
Net investment income (loss)	(0.20)(a)	(0.32)	(0.21)	(0.06)	0.00(w)	0.13
Portfolio turnover	7(n)	12	29	11	15	14
Net assets at end of period (000 omitted)	$1,247,801	$1,805,385	$1,681,327	$1,467,280	$1,226,217	$1,332,128

See Notes to Financial Statements
10

MFS Growth Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$74.74	$70.23	$56.82	$45.26	$47.27	$37.57
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.14)	$(0.42)	$(0.29)	$(0.17)	$(0.13)	$(0.05)
Net realized and unrealized gain (loss)	(21.92)	16.34	18.03	16.83	1.77	11.57
Total from investment operations	$(22.06)	$15.92	$17.74	$16.66	$1.64	$11.52
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	—	(11.41)	(4.33)	(5.10)	(3.65)	(1.82)
Total distributions declared to shareholders	$—	$(11.41)	$(4.33)	$(5.10)	$(3.65)	$(1.82)
Net asset value, end of period (x)	$52.68	$74.74	$70.23	$56.82	$45.26	$47.27
Total return (%) (k)(r)(s)(x)	(29.52)(n)	23.24	31.54	37.78	2.41	31.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.99(a)	0.97	0.99	0.99	1.00	1.01
Expenses after expense reductions	0.97(a)	0.96	0.97	0.98	0.99	1.00
Net investment income (loss)	(0.45)(a)	(0.57)	(0.46)	(0.31)	(0.25)	(0.12)
Portfolio turnover	7(n)	12	29	11	15	14
Net assets at end of period (000 omitted)	$400,902	$574,768	$514,102	$401,008	$287,412	$289,733
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
11

MFS Growth Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Growth Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which affects all entities that have investments in equity securities measured at fair value that are subject to contractual sale restrictions. ASU 2022-03 clarifies that a contractual restriction on the sale of an equity security is a characteristic of the reporting entity holding the equity security rather than a characteristic of the asset and, therefore, is not considered in measuring the fair value of the equity security. The fund decided to early adopt ASU 2022-03 effective as of June 30, 2022 as the guidance in ASU 2022-03 was consistent with the fund’s existing practices for fair value measurement.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of
12

MFS Growth Series
Notes to Financial Statements (unaudited) - continued
securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,590,777,731	$—	$—	$1,590,777,731
Mutual Funds	56,062,938	—	—	56,062,938
Total	$1,646,840,669	$—	$—	$1,646,840,669
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
13

MFS Growth Series
Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/21
Ordinary income (including any short-term capital gains)	$1,693,158
Long-term capital gains	315,495,162
Total distributions	$317,188,320
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/22
Cost of investments	$761,910,091
Gross appreciation	921,047,442
Gross depreciation	(36,116,864)
Net unrealized appreciation (depreciation)	$884,930,578
As of 12/31/21
Undistributed ordinary income	8,838,825
Undistributed long-term capital gain	197,621,834
Other temporary differences	174
Net unrealized appreciation (depreciation)	1,640,877,723
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/22	Year ended 12/31/21
Initial Class	$—	$238,278,350
Service Class	—	78,909,970
Total	$—	$317,188,320
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until
14

MFS Growth Series
Notes to Financial Statements (unaudited) - continued
modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2022, this management fee reduction amounted to $134,604, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.69% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2022, the fee was $28,346, which equated to 0.0030% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2022, these costs amounted to $1,368.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.0155% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2022, the fund engaged in purchase transactions pursuant to this policy, which amounted to $971,105.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2022, this reimbursement amounted to $7,044, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2022, purchases and sales of investments, other than short-term obligations, aggregated $143,066,303 and $223,189,328, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
15

MFS Growth Series
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,067,467	$68,813,644	1,093,782	$84,897,255
Service Class	653,337	39,675,741	937,570	69,147,302
	1,720,804	$108,489,385	2,031,352	$154,044,557
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	3,080,612	$236,098,096
Service Class	—	—	1,092,331	78,909,970
	—	$—	4,172,943	$315,008,066
Shares reacquired
Initial Class	(1,536,005)	$(101,882,198)	(4,204,800)	$(331,398,633)
Service Class	(733,102)	(45,885,154)	(1,659,384)	(122,689,350)
	(2,269,107)	$(147,767,352)	(5,864,184)	$(454,087,983)
Net change
Initial Class	(468,538)	$(33,068,554)	(30,406)	$(10,403,282)
Service Class	(79,765)	(6,209,413)	370,517	25,367,922
	(548,303)	$(39,277,967)	340,111	$14,964,640
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 6%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2022, the fund’s commitment fee and interest expense were $4,249 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$597,603	$139,580,940	$84,110,897	$(650)	$(4,058)	$56,062,938
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$71,711	$—
16

MFS Growth Series
Notes to Financial Statements (unaudited) - continued
(8)  LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
17

MFS Growth Series
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
18

MFS Growth Series
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
19

Semiannual Report
June 30, 2022
MFS®  Investors Trust Series
MFS® Variable Insurance Trust
VGI-SEM

MFS® Investors Trust Series
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Investors Trust Series
LETTER FROM THE CHAIR AND CEO
Dear Contract Owners:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its July meeting, the U.S. Federal Reserve undertook a second consecutive 0.75% rate hike, matching its largest since 1994. Having reached what it believes is a neutral policy stance, the Fed says it intends to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside of Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
August 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Investors Trust Series
Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	6.4%
Alphabet, Inc., “A”	4.9%
Johnson & Johnson	2.6%
Apple, Inc.	2.6%
JPMorgan Chase & Co.	2.2%
ConocoPhillips	2.2%
Vertex Pharmaceuticals, Inc.	2.2%
American Tower Corp., REIT	2.1%
Visa, Inc., “A”	2.1%
Thermo Fisher Scientific, Inc.	2.0%

GICS equity sectors (g)
Information Technology	23.9%
Health Care	19.9%
Communication Services	10.4%
Financials	10.1%
Industrials	8.4%
Consumer Discretionary	7.3%
Consumer Staples	7.1%
Real Estate	4.0%
Materials	4.0%
Energy	2.2%
Utilities	0.9%
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2022.
The portfolio is actively managed and current holdings may be different.
2

MFS Investors Trust Series
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2022 through June 30, 2022
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Expenses Paid During Period (p) 1/01/22-6/30/22
Initial Class	Actual	0.78%	$1,000.00	$816.41	$3.51
	Hypothetical (h)	0.78%	$1,000.00	$1,020.93	$3.91
Service Class	Actual	1.03%	$1,000.00	$815.33	$4.64
	Hypothetical (h)	1.03%	$1,000.00	$1,019.69	$5.16
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS Investors Trust Series
Portfolio of Investments − 6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.2%
Aerospace & Defense – 3.1%
Honeywell International, Inc.	75,393	$ 13,104,057
Howmet Aerospace, Inc.	335,382	10,547,764
		$23,651,821
Alcoholic Beverages – 2.2%
Diageo PLC	204,768	$ 8,800,271
Pernod Ricard S.A.	40,687	7,474,431
		$16,274,702
Apparel Manufacturers – 1.1%
LVMH Moet Hennessy Louis Vuitton SE	13,304	$ 8,110,019
Biotechnology – 0.4%
Illumina, Inc. (a)	14,948	$ 2,755,813
Brokerage & Asset Managers – 2.2%
Charles Schwab Corp.	91,077	$ 5,754,245
NASDAQ, Inc.	72,266	11,023,455
		$16,777,700
Business Services – 5.5%
Accenture PLC, “A”	32,377	$ 8,989,474
Amdocs Ltd.	149,536	12,457,844
Fidelity National Information Services, Inc.	115,651	10,601,727
Fiserv, Inc. (a)	104,652	9,310,889
		$41,359,934
Cable TV – 1.9%
Cable One, Inc.	2,532	$ 3,264,558
Comcast Corp., “A”	291,399	11,434,497
		$14,699,055
Chemicals – 0.5%
PPG Industries, Inc.	33,330	$ 3,810,952
Computer Software – 8.6%
Adobe Systems, Inc. (a)	25,920	$ 9,488,275
Microsoft Corp.	188,156	48,324,106
Salesforce, Inc. (a)	42,473	7,009,744
		$64,822,125
Computer Software - Systems – 2.6%
Apple, Inc.	141,915	$ 19,402,619
Construction – 1.7%
Masco Corp.	155,866	$ 7,886,820
Sherwin-Williams Co.	22,545	5,048,051
		$12,934,871
4

MFS Investors Trust Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 2.7%
Colgate-Palmolive Co.	112,382	$ 9,006,293
Estee Lauder Cos., Inc., “A”	16,052	4,087,963
Kimberly-Clark Corp.	57,110	7,718,417
		$20,812,673
Containers – 1.9%
Ball Corp.	77,684	$ 5,342,329
Crown Holdings, Inc.	95,277	8,781,681
		$14,124,010
Electrical Equipment – 3.9%
AMETEK, Inc.	57,983	$ 6,371,752
Fortive Corp.	93,891	5,105,792
Johnson Controls International PLC	218,745	10,473,511
TE Connectivity Ltd.	68,403	7,739,799
		$29,690,854
Electronics – 2.4%
Analog Devices, Inc.	54,028	$ 7,892,951
Texas Instruments, Inc.	65,785	10,107,865
		$18,000,816
Energy - Independent – 2.2%
ConocoPhillips	187,524	$ 16,841,530
Food & Beverages – 0.9%
Mondelez International, Inc.	111,393	$ 6,916,391
Forest & Paper Products – 0.7%
Rayonier, Inc., REIT	149,374	$ 5,583,600
General Merchandise – 2.6%
Costco Wholesale Corp.	19,899	$ 9,537,193
Dollar General Corp.	41,911	10,286,636
		$19,823,829
Health Maintenance Organizations – 1.5%
Cigna Corp.	41,871	$ 11,033,846
Insurance – 1.3%
Chubb Ltd.	48,223	$ 9,479,677
Internet – 6.6%
Alphabet, Inc., “A” (a)	17,085	$ 37,232,657
Alphabet, Inc., “C” (a)	5,957	13,030,640
		$50,263,297
Leisure & Toys – 1.8%
Electronic Arts, Inc.	111,438	$ 13,556,433
5

MFS Investors Trust Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 5.8%
Bank of America Corp.	477,155	$ 14,853,835
Goldman Sachs Group, Inc.	41,606	12,357,814
JPMorgan Chase & Co.	149,752	16,863,573
		$44,075,222
Medical & Health Technology & Services – 1.5%
ICON PLC (a)	52,797	$ 11,441,110
Medical Equipment – 7.3%
Becton, Dickinson and Co.	55,858	$ 13,770,673
Danaher Corp.	39,960	10,130,659
Maravai Lifesciences Holdings, Inc., “A” (a)	113,330	3,219,705
Medtronic PLC	143,002	12,834,430
Thermo Fisher Scientific, Inc.	27,771	15,087,429
		$55,042,896
Network & Telecom – 1.2%
Equinix, Inc., REIT	13,957	$ 9,170,028
Other Banks & Diversified Financials – 4.7%
Mastercard, Inc., “A”	43,658	$ 13,773,226
Truist Financial Corp.	122,862	5,827,345
Visa, Inc., “A”	80,689	15,886,857
		$35,487,428
Pharmaceuticals – 9.3%
Eli Lilly & Co.	40,592	$ 13,161,144
Johnson & Johnson	111,970	19,875,794
Merck & Co., Inc.	154,063	14,045,924
Vertex Pharmaceuticals, Inc. (a)	58,110	16,374,817
Zoetis, Inc.	39,247	6,746,167
		$70,203,846
Railroad & Shipping – 1.1%
Canadian Pacific Railway Ltd.	118,092	$ 8,247,545
Specialty Chemicals – 0.9%
DuPont de Nemours, Inc.	128,159	$ 7,123,077
Specialty Stores – 4.8%
Amazon.com, Inc. (a)	76,621	$ 8,137,916
Home Depot, Inc.	40,737	11,172,937
Target Corp.	73,086	10,321,936
Tractor Supply Co.	35,535	6,888,460
		$36,521,249
Telecommunications - Wireless – 2.1%
American Tower Corp., REIT	62,185	$ 15,893,864
Trucking – 0.3%
Old Dominion Freight Line, Inc.	8,301	$ 2,127,380
6

MFS Investors Trust Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 0.9%
American Electric Power Co., Inc.	72,300	$ 6,936,462
Total Common Stocks (Identified Cost, $461,182,197)		$742,996,674
Investment Companies (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 1.21% (v) (Identified Cost, $13,504,266)	13,504,909	$ 13,503,559
Other Assets, Less Liabilities – (0.0)%		(43,523)
Net Assets – 100.0%		$756,456,710
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $13,503,559 and $742,996,674, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
7

MFS Investors Trust Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/22 Assets
Investments in unaffiliated issuers, at value (identified cost, $461,182,197)	$742,996,674
Investments in affiliated issuers, at value (identified cost, $13,504,266)	13,503,559
Receivables for
Fund shares sold	52,046
Dividends	783,742
Other assets	1,439
Total assets	$757,337,460
Liabilities
Payables for
Fund shares reacquired	$730,501
Payable to affiliates
Investment adviser	30,748
Administrative services fee	751
Shareholder servicing costs	488
Distribution and/or service fees	5,709
Accrued expenses and other liabilities	112,553
Total liabilities	$880,750
Net assets	$756,456,710
Net assets consist of
Paid-in capital	$330,704,858
Total distributable earnings (loss)	425,751,852
Net assets	$756,456,710
Shares of beneficial interest outstanding	20,926,170
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$343,287,127	9,402,027	$36.51
Service Class	413,169,583	11,524,143	35.85
See Notes to Financial Statements
8

MFS Investors Trust Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/22
Net investment income (loss)
Income
Dividends	$5,371,582
Dividends from affiliated issuers	7,453
Other	7,354
Foreign taxes withheld	(18,026)
Total investment income	$5,368,363
Expenses
Management fee	$2,842,564
Distribution and/or service fees	583,796
Shareholder servicing costs	19,947
Administrative services fee	62,047
Independent Trustees' compensation	6,356
Custodian fee	19,461
Shareholder communications	16,807
Audit and tax fees	30,703
Legal fees	1,815
Miscellaneous	16,007
Total expenses	$3,599,503
Reduction of expenses by investment adviser	(53,381)
Net expenses	$3,546,122
Net investment income (loss)	$1,822,241
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$33,749,663
Affiliated issuers	(410)
Foreign currency	33,699
Net realized gain (loss)	$33,782,952
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(192,549,791)
Affiliated issuers	(707)
Translation of assets and liabilities in foreign currencies	(3,290)
Net unrealized gain (loss)	$(192,553,788)
Net realized and unrealized gain (loss)	$(158,770,836)
Change in net assets from operations	$(156,948,595)
See Notes to Financial Statements
9

MFS Investors Trust Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21
Change in net assets
From operations
Net investment income (loss)	$1,822,241	$2,717,392
Net realized gain (loss)	33,782,952	104,102,223
Net unrealized gain (loss)	(192,553,788)	83,097,778
Change in net assets from operations	$(156,948,595)	$189,917,393
Total distributions to shareholders	$—	$(29,217,089)
Change in net assets from fund share transactions	$81,813,449	$(95,053,942)
Total change in net assets	$(75,135,146)	$65,646,362
Net assets
At beginning of period	831,591,856	765,945,494
At end of period	$756,456,710	$831,591,856
See Notes to Financial Statements
10

MFS Investors Trust Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$44.72	$36.57	$33.27	$27.05	$30.07	$25.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.21	$0.25	$0.25	$0.26	$0.22
Net realized and unrealized gain (loss)	(8.34)	9.53	4.26	8.08	(1.71)	5.62
Total from investment operations	$(8.21)	$9.74	$4.51	$8.33	$(1.45)	$5.84
Less distributions declared to shareholders
From net investment income	$—	$(0.26)	$(0.21)	$(0.22)	$(0.20)	$(0.21)
From net realized gain	—	(1.33)	(1.00)	(1.89)	(1.37)	(1.13)
Total distributions declared to shareholders	$—	$(1.59)	$(1.21)	$(2.11)	$(1.57)	$(1.34)
Net asset value, end of period (x)	$36.51	$44.72	$36.57	$33.27	$27.05	$30.07
Total return (%) (k)(r)(s)(x)	(18.36)(n)	26.81	13.87	31.58	(5.49)	23.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.80(a)	0.79	0.80	0.80	0.80	0.82
Expenses after expense reductions	0.78(a)	0.78	0.79	0.79	0.79	0.79
Net investment income (loss)	0.68(a)	0.50	0.78	0.80	0.86	0.79
Portfolio turnover	11(n)	13	19	18	16	18
Net assets at end of period (000 omitted)	$343,287	$296,678	$269,852	$265,499	$231,900	$283,237

See Notes to Financial Statements
11

MFS Investors Trust Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$43.97	$35.99	$32.77	$26.68	$29.69	$25.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.10	$0.17	$0.17	$0.18	$0.15
Net realized and unrealized gain (loss)	(8.19)	9.38	4.19	7.97	(1.68)	5.55
Total from investment operations	$(8.12)	$9.48	$4.36	$8.14	$(1.50)	$5.70
Less distributions declared to shareholders
From net investment income	$—	$(0.17)	$(0.14)	$(0.16)	$(0.14)	$(0.16)
From net realized gain	—	(1.33)	(1.00)	(1.89)	(1.37)	(1.13)
Total distributions declared to shareholders	$—	$(1.50)	$(1.14)	$(2.05)	$(1.51)	$(1.29)
Net asset value, end of period (x)	$35.85	$43.97	$35.99	$32.77	$26.68	$29.69
Total return (%) (k)(r)(s)(x)	(18.47)(n)	26.51	13.60	31.25	(5.71)	23.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.05(a)	1.04	1.05	1.05	1.05	1.07
Expenses after expense reductions	1.03(a)	1.03	1.04	1.04	1.04	1.04
Net investment income (loss)	0.36(a)	0.24	0.53	0.55	0.62	0.55
Portfolio turnover	11(n)	13	19	18	16	18
Net assets at end of period (000 omitted)	$413,170	$534,914	$496,093	$453,132	$325,159	$318,611
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
12

MFS Investors Trust Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Investors Trust Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which affects all entities that have investments in equity securities measured at fair value that are subject to contractual sale restrictions. ASU 2022-03 clarifies that a contractual restriction on the sale of an equity security is a characteristic of the reporting entity holding the equity security rather than a characteristic of the asset and, therefore, is not considered in measuring the fair value of the equity security. The fund decided to early adopt ASU 2022-03 effective as of June 30, 2022 as the guidance in ASU 2022-03 was consistent with the fund’s existing practices for fair value measurement.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of
13

MFS Investors Trust Series
Notes to Financial Statements (unaudited) - continued
securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$742,996,674	$—	$—	$742,996,674
Mutual Funds	13,503,559	—	—	13,503,559
Total	$756,500,233	$—	$—	$756,500,233
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
14

MFS Investors Trust Series
Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/21
Ordinary income (including any short-term capital gains)	$3,914,032
Long-term capital gains	25,303,057
Total distributions	$29,217,089
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/22
Cost of investments	$475,500,747
Gross appreciation	299,874,809
Gross depreciation	(18,875,323)
Net unrealized appreciation (depreciation)	$280,999,486
As of 12/31/21
Undistributed ordinary income	12,036,943
Undistributed long-term capital gain	97,024,289
Other temporary differences	(2,562)
Net unrealized appreciation (depreciation)	473,641,777
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/22	Year ended 12/31/21
Initial Class	$—	$10,689,350
Service Class	—	18,527,739
Total	$—	$29,217,089
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until
15

MFS Investors Trust Series
Notes to Financial Statements (unaudited) - continued
modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2022, this management fee reduction amounted to $53,381, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.79% of average daily net assets for the Initial Class shares and 1.04% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2022, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2022, the fee was $19,153, which equated to 0.0051% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2022, these costs amounted to $794.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.0164% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2022, this reimbursement amounted to $7,354, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2022, purchases and sales of investments, other than short-term obligations, aggregated $160,764,266 and $86,957,282, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
16

MFS Investors Trust Series
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	3,626,931	$141,720,526	241,331	$10,343,575
Service Class	197,732	7,853,685	424,823	17,614,977
	3,824,663	$149,574,211	666,154	$27,958,552
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	248,705	$10,689,350
Service Class	—	—	438,112	18,527,739
	—	$—	686,817	$29,217,089
Shares reacquired
Initial Class	(858,615)	$(34,465,519)	(1,234,645)	$(51,496,591)
Service Class	(839,679)	(33,295,243)	(2,480,055)	(100,732,992)
	(1,698,294)	$(67,760,762)	(3,714,700)	$(152,229,583)
Net change
Initial Class	2,768,316	$107,255,007	(744,609)	$(30,463,666)
Service Class	(641,947)	(25,441,558)	(1,617,120)	(64,590,276)
	2,126,369	$81,813,449	(2,361,729)	$(95,053,942)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2022, the fund’s commitment fee and interest expense were $1,548 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,181,407	$182,230,769	$171,907,500	$(410)	$(707)	$13,503,559
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$7,453	$—
17

MFS Investors Trust Series
Notes to Financial Statements (unaudited) - continued
(8)  LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
18

MFS Investors Trust Series
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
19

MFS Investors Trust Series
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
20

Semiannual Report
June 30, 2022
MFS®  Mid Cap Growth Series
MFS® Variable Insurance Trust
VMG-SEM

MFS® Mid Cap Growth Series
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Mid Cap Growth Series
LETTER FROM THE CHAIR AND CEO
Dear Contract Owners:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its July meeting, the U.S. Federal Reserve undertook a second consecutive 0.75% rate hike, matching its largest since 1994. Having reached what it believes is a neutral policy stance, the Fed says it intends to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside of Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
August 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Mid Cap Growth Series
Portfolio Composition
Portfolio structure
Top ten holdings
Cadence Design Systems, Inc.	3.1%
PerkinElmer, Inc.	3.1%
Monolithic Power Systems, Inc.	2.9%
Arthur J. Gallagher & Co.	2.7%
MSCI, Inc.	2.6%
STERIS PLC	2.5%
Verisk Analytics, Inc., “A”	2.3%
AMETEK, Inc.	2.1%
ICON PLC	1.9%
Extra Space Storage, Inc., REIT	1.8%
GICS equity sectors (g)
Information Technology	22.6%
Health Care	19.7%
Industrials	19.1%
Consumer Discretionary	14.2%
Financials	8.6%
Communication Services	4.7%
Real Estate	3.2%
Materials	2.8%
Energy	1.3%
Consumer Staples	1.1%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2022.
The portfolio is actively managed and current holdings may be different.
2

MFS Mid Cap Growth Series
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2022 through June 30, 2022
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Expenses Paid During Period (p) 1/01/22-6/30/22
Initial Class	Actual	0.80%	$1,000.00	$696.25	$3.36
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
Service Class	Actual	1.05%	$1,000.00	$696.07	$4.42
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS Mid Cap Growth Series
Portfolio of Investments − 6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.3%
Aerospace & Defense – 1.2%
Howmet Aerospace, Inc.	123,817	$ 3,894,045
Automotive – 2.3%
Copart, Inc. (a)	38,175	$ 4,148,095
LKQ Corp.	64,084	3,145,884
		$7,293,979
Brokerage & Asset Managers – 2.5%
NASDAQ, Inc.	37,551	$ 5,728,029
Tradeweb Markets, Inc.	33,996	2,320,227
		$8,048,256
Business Services – 13.0%
Clarivate PLC (a)	241,017	$ 3,340,496
CoStar Group, Inc. (a)	71,391	4,312,730
Endava PLC, ADR (a)	14,232	1,256,259
Equifax, Inc.	24,717	4,517,773
Morningstar, Inc.	8,456	2,044,914
MSCI, Inc.	20,093	8,281,330
Thoughtworks Holding, Inc. (a)	95,143	1,342,468
TransUnion	64,356	5,147,836
Tyler Technologies, Inc. (a)	12,358	4,108,788
Verisk Analytics, Inc., “A”	42,495	7,355,460
		$41,708,054
Cable TV – 0.4%
Cable One, Inc.	1,012	$ 1,304,792
Computer Software – 11.5%
Autodesk, Inc. (a)	14,544	$ 2,500,986
Black Knight, Inc. (a)	70,467	4,607,837
Bumble, Inc., “A” (a)	38,727	1,090,165
Cadence Design Systems, Inc. (a)	67,471	10,122,674
CCC Intelligent Holdings, Inc. (a)	81,831	752,845
CCC Intelligent Holdings, Inc. (PIPE) (a)	13,884	127,733
Dun & Bradstreet Holdings, Inc. (a)	190,599	2,864,703
NICE Systems Ltd., ADR (a)	26,869	5,170,939
Paylocity Holding Corp. (a)	21,814	3,804,798
Qualtrics International, “A” (a)	20,394	255,129
Synopsys, Inc. (a)	18,051	5,482,089
Topicus.com, Inc. (a)	5,829	328,900
		$37,108,798
Computer Software - Systems – 3.1%
Constellation Software, Inc.	3,037	$ 4,508,477
ServiceNow, Inc. (a)	7,732	3,676,721
SS&C Technologies Holdings, Inc.	28,900	1,678,223
		$9,863,421
Construction – 3.8%
AZEK Co., Inc. (a)	79,902	$ 1,337,559
Pool Corp.	13,039	4,579,688
SiteOne Landscape Supply, Inc. (a)	7,848	932,892
4

MFS Mid Cap Growth Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Vulcan Materials Co.	37,833	$ 5,376,069
		$12,226,208
Consumer Products – 1.1%
Church & Dwight Co., Inc.	37,244	$ 3,451,029
Consumer Services – 1.5%
Bright Horizons Family Solutions, Inc. (a)	58,370	$ 4,933,432
Containers – 1.1%
Ball Corp.	52,430	$ 3,605,611
Electrical Equipment – 3.1%
AMETEK, Inc.	62,544	$ 6,872,960
Littlefuse, Inc.	11,815	3,001,483
		$9,874,443
Electronics – 5.1%
ASM International N.V.	9,248	$ 2,312,378
Entegris, Inc.	52,405	4,828,073
Monolithic Power Systems, Inc.	24,526	9,418,965
		$16,559,416
Energy - Independent – 1.3%
Chesapeake Energy Corp.	16,460	$ 1,334,906
Continental Resources, Inc.	13,038	852,033
Diamondback Energy, Inc.	11,240	1,361,726
Hess Corp.	7,620	807,263
		$4,355,928
Gaming & Lodging – 1.6%
Hyatt Hotels Corp. (a)	39,659	$ 2,931,197
Red Rock Resorts, Inc.	67,437	2,249,698
		$5,180,895
General Merchandise – 0.5%
Five Below, Inc. (a)	15,110	$ 1,713,927
Insurance – 2.7%
Arthur J. Gallagher & Co.	52,921	$ 8,628,240
Internet – 2.9%
Gartner, Inc. (a)	14,682	$ 3,550,548
IAC/InterActiveCorp (a)	22,342	1,697,322
Match Group, Inc. (a)	56,821	3,959,855
		$9,207,725
Leisure & Toys – 1.8%
Electronic Arts, Inc.	11,753	$ 1,429,753
Take-Two Interactive Software, Inc. (a)	35,061	4,296,024
		$5,725,777
5

MFS Mid Cap Growth Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 1.7%
IDEX Corp.	26,137	$ 4,747,263
Wabtec Corp.	9,348	767,284
		$5,514,547
Medical & Health Technology & Services – 4.8%
Charles River Laboratories International, Inc. (a)	16,342	$ 3,496,698
Guardant Health, Inc. (a)	14,890	600,663
Henry Schein, Inc. (a)	40,577	3,113,879
ICON PLC (a)	28,585	6,194,369
IDEXX Laboratories, Inc. (a)	6,241	2,188,906
		$15,594,515
Medical Equipment – 14.0%
Agilent Technologies, Inc.	40,977	$ 4,866,838
Align Technology, Inc. (a)	6,372	1,508,061
Bio-Techne Corp.	8,839	3,063,951
Bruker BioSciences Corp.	49,112	3,082,269
Envista Holdings Corp. (a)	135,461	5,220,667
Maravai Lifesciences Holdings, Inc., “A” (a)	82,919	2,355,729
Mettler-Toledo International, Inc. (a)	2,076	2,384,846
PerkinElmer, Inc.	70,562	10,035,328
STERIS PLC	39,022	8,044,385
Waters Corp. (a)	3,021	999,891
West Pharmaceutical Services, Inc.	11,643	3,520,494
		$45,082,459
Other Banks & Diversified Financials – 0.2%
S&P Global, Inc.	1,715	$ 578,058
Pharmaceuticals – 0.8%
Alnylam Pharmaceuticals, Inc. (a)	6,673	$ 973,257
Ascendis Pharma, ADR (a)	17,609	1,636,933
		$2,610,190
Pollution Control – 1.6%
Waste Connections, Inc.	41,103	$ 5,095,128
Printing & Publishing – 2.1%
Warner Music Group Corp.	51,958	$ 1,265,697
Wolters Kluwer N.V.	57,281	5,556,157
		$6,821,854
Railroad & Shipping – 0.2%
Canadian Pacific Railway Ltd.	7,446	$ 520,029
Real Estate – 1.8%
Extra Space Storage, Inc., REIT	34,609	$ 5,887,683
Restaurants – 2.4%
Chipotle Mexican Grill, Inc., “A” (a)	3,309	$ 4,325,723
Domino's Pizza, Inc.	8,650	3,370,992
		$7,696,715
6

MFS Mid Cap Growth Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 5.8%
Burlington Stores, Inc. (a)	9,868	$ 1,344,318
Lululemon Athletica, Inc. (a)	13,003	3,544,748
O'Reilly Automotive, Inc. (a)	8,344	5,271,405
Tractor Supply Co.	17,595	3,410,791
Ulta Beauty, Inc. (a)	12,842	4,950,334
		$18,521,596
Telecommunications - Wireless – 1.4%
SBA Communications Corp., REIT	13,769	$ 4,406,768
Total Common Stocks (Identified Cost, $214,023,796)		$313,013,518
Investment Companies (h) – 2.7%
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 1.21% (v) (Identified Cost, $8,797,351)	8,797,695	$ 8,796,815
Other Assets, Less Liabilities – (0.0)%		(100,215)
Net Assets – 100.0%		$321,710,118
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,796,815 and $313,013,518, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
See Notes to Financial Statements
7

MFS Mid Cap Growth Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/22 Assets
Investments in unaffiliated issuers, at value (identified cost, $214,023,796)	$313,013,518
Investments in affiliated issuers, at value (identified cost, $8,797,351)	8,796,815
Receivables for
Investments sold	1,281,349
Fund shares sold	270,352
Dividends	81,281
Other assets	693
Total assets	$323,444,008
Liabilities
Payables for
Investments purchased	$1,228,298
Fund shares reacquired	421,235
Payable to affiliates
Investment adviser	13,056
Administrative services fee	348
Shareholder servicing costs	281
Distribution and/or service fees	1,417
Payable for independent Trustees' compensation	182
Accrued expenses and other liabilities	69,073
Total liabilities	$1,733,890
Net assets	$321,710,118
Net assets consist of
Paid-in capital	$168,542,790
Total distributable earnings (loss)	153,167,328
Net assets	$321,710,118
Shares of beneficial interest outstanding	40,978,825
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$218,748,581	26,793,440	$8.16
Service Class	102,961,537	14,185,385	7.26
See Notes to Financial Statements
8

MFS Mid Cap Growth Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/22
Net investment income (loss)
Income
Dividends	$874,378
Dividends from affiliated issuers	17,642
Income on securities loaned	5,656
Other	3,820
Foreign taxes withheld	(16,637)
Total investment income	$884,859
Expenses
Management fee	$1,338,778
Distribution and/or service fees	143,919
Shareholder servicing costs	11,407
Administrative services fee	31,757
Independent Trustees' compensation	3,808
Custodian fee	11,170
Shareholder communications	10,399
Audit and tax fees	31,411
Legal fees	964
Miscellaneous	14,145
Total expenses	$1,597,758
Reduction of expenses by investment adviser	(25,213)
Net expenses	$1,572,545
Net investment income (loss)	$(687,686)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$3,912,067
Foreign currency	151
Net realized gain (loss)	$3,912,218
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(139,830,514)
Affiliated issuers	(536)
Translation of assets and liabilities in foreign currencies	(4,131)
Net unrealized gain (loss)	$(139,835,181)
Net realized and unrealized gain (loss)	$(135,922,963)
Change in net assets from operations	$(136,610,649)
See Notes to Financial Statements
9

MFS Mid Cap Growth Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21
Change in net assets
From operations
Net investment income (loss)	$(687,686)	$(2,260,530)
Net realized gain (loss)	3,912,218	53,345,166
Net unrealized gain (loss)	(139,835,181)	7,698,109
Change in net assets from operations	$(136,610,649)	$58,782,745
Total distributions to shareholders	$—	$(88,068,256)
Change in net assets from fund share transactions	$9,629,058	$34,144,282
Total change in net assets	$(126,981,591)	$4,858,771
Net assets
At beginning of period	448,691,709	443,832,938
At end of period	$321,710,118	$448,691,709
See Notes to Financial Statements
10

MFS Mid Cap Growth Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$11.72	$12.64	$9.96	$8.23	$9.51	$7.96
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$(0.05)	$(0.03)	$(0.01)	$(0.02)	$(0.01)
Net realized and unrealized gain (loss)	(3.55)	1.78	3.53	3.10	0.39	2.11
Total from investment operations	$(3.56)	$1.73	$3.50	$3.09	$0.37	$2.10
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$(0.01)
From net realized gain	—	(2.65)	(0.82)	(1.36)	(1.65)	(0.54)
Total distributions declared to shareholders	$—	$(2.65)	$(0.82)	$(1.36)	$(1.65)	$(0.55)
Net asset value, end of period (x)	$8.16	$11.72	$12.64	$9.96	$8.23	$9.51
Total return (%) (k)(r)(s)(x)	(30.38)(n)	14.11	36.48	38.66	1.24	27.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.81(a)	0.81	0.81	0.81	0.81	0.81
Expenses after expense reductions	0.80(a)	0.79	0.80	0.80	0.80	0.80
Net investment income (loss)	(0.31)(a)	(0.44)	(0.26)	(0.07)	(0.18)	(0.15)
Portfolio turnover	12(n)	18	40	17	21	32
Net assets at end of period (000 omitted)	$218,749	$306,174	$311,988	$290,512	$247,614	$297,463

See Notes to Financial Statements
11

MFS Mid Cap Growth Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$10.43	$11.53	$9.17	$7.68	$8.99	$7.56
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.08)	$(0.05)	$(0.03)	$(0.04)	$(0.03)
Net realized and unrealized gain (loss)	(3.15)	1.63	3.23	2.88	0.38	2.00
Total from investment operations	$(3.17)	$1.55	$3.18	$2.85	$0.34	$1.97
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	—	(2.65)	(0.82)	(1.36)	(1.65)	(0.54)
Total distributions declared to shareholders	$—	$(2.65)	$(0.82)	$(1.36)	$(1.65)	$(0.54)
Net asset value, end of period (x)	$7.26	$10.43	$11.53	$9.17	$7.68	$8.99
Total return (%) (k)(r)(s)(x)	(30.39)(n)	13.88	36.12	38.28	0.95	26.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.06(a)	1.06	1.06	1.06	1.06	1.06
Expenses after expense reductions	1.05(a)	1.04	1.05	1.05	1.05	1.05
Net investment income (loss)	(0.55)(a)	(0.68)	(0.51)	(0.32)	(0.43)	(0.40)
Portfolio turnover	12(n)	18	40	17	21	32
Net assets at end of period (000 omitted)	$102,962	$142,517	$131,845	$103,504	$86,560	$100,052
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
12

MFS Mid Cap Growth Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Mid Cap Growth Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which affects all entities that have investments in equity securities measured at fair value that are subject to contractual sale restrictions. ASU 2022-03 clarifies that a contractual restriction on the sale of an equity security is a characteristic of the reporting entity holding the equity security rather than a characteristic of the asset and, therefore, is not considered in measuring the fair value of the equity security. The fund decided to early adopt ASU 2022-03 effective as of June 30, 2022 as the guidance in ASU 2022-03 was consistent with the fund’s existing practices for fair value measurement.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of
13

MFS Mid Cap Growth Series
Notes to Financial Statements (unaudited) - continued
securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$280,306,216	$127,733	$—	$280,433,949
Canada	10,452,534	—	—	10,452,534
Netherlands	7,868,535	—	—	7,868,535
Ireland	6,194,369	—	—	6,194,369
Israel	5,170,939	—	—	5,170,939
Denmark	1,636,933	—	—	1,636,933
United Kingdom	1,256,259	—	—	1,256,259
Mutual Funds	8,796,815	—	—	8,796,815
Total	$321,682,600	$127,733	$—	$321,810,333
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2022, there were no securities on loan or collateral outstanding.
14

MFS Mid Cap Growth Series
Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/21
Ordinary income (including any short-term capital gains)	$1,064,357
Long-term capital gains	87,003,899
Total distributions	$88,068,256
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/22
Cost of investments	$223,241,034
Gross appreciation	117,033,365
Gross depreciation	(18,464,066)
Net unrealized appreciation (depreciation)	$98,569,299
As of 12/31/21
Undistributed long-term capital gain	51,376,055
Other temporary differences	1,573
Net unrealized appreciation (depreciation)	238,400,349
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
15

MFS Mid Cap Growth Series
Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/22	Year ended 12/31/21
Initial Class	$—	$58,981,786
Service Class	—	29,086,470
Total	$—	$88,068,256
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2022, this management fee reduction amounted to $25,213, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2022, the fee was $10,876, which equated to 0.0061% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2022, these costs amounted to $531.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.0178% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
16

MFS Mid Cap Growth Series
Notes to Financial Statements (unaudited) - continued
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2022, the fund engaged in purchase transactions pursuant to this policy, which amounted to $318,129.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2022, this reimbursement amounted to $3,810, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2022, purchases and sales of investments, other than short-term obligations, aggregated $50,738,353 and $45,011,640, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	2,102,363	$18,963,705	1,674,624	$20,742,554
Service Class	2,401,521	19,857,140	2,631,304	29,113,983
	4,503,884	$38,820,845	4,305,928	$49,856,537
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	5,081,448	$58,385,837
Service Class	—	—	2,840,476	29,086,470
	—	$—	7,921,924	$87,472,307
Shares reacquired
Initial Class	(1,437,199)	$(13,630,929)	(5,317,486)	$(66,831,580)
Service Class	(1,879,383)	(15,560,858)	(3,239,455)	(36,352,982)
	(3,316,582)	$(29,191,787)	(8,556,941)	$(103,184,562)
Net change
Initial Class	665,164	$5,332,776	1,438,586	$12,296,811
Service Class	522,138	4,296,282	2,232,325	21,847,471
	1,187,302	$9,629,058	3,670,911	$34,144,282
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 23%, 7%, and 4%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured
17

MFS Mid Cap Growth Series
Notes to Financial Statements (unaudited) - continued
uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2022, the fund’s commitment fee and interest expense were $777 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,353,682	$29,492,195	$26,048,526	$—	$(536)	$8,796,815
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$17,642	$—
(8)  LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
18

MFS Mid Cap Growth Series
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
19

MFS Mid Cap Growth Series
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
20

Semiannual Report
June 30, 2022
MFS®  New Discovery Series
MFS® Variable Insurance Trust
VND-SEM

MFS® New Discovery Series
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS New Discovery Series
LETTER FROM THE CHAIR AND CEO
Dear Contract Owners:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its July meeting, the U.S. Federal Reserve undertook a second consecutive 0.75% rate hike, matching its largest since 1994. Having reached what it believes is a neutral policy stance, the Fed says it intends to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside of Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
August 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS New Discovery Series
Portfolio Composition
Portfolio structure
Top ten holdings
ExlService Holdings, Inc.	2.3%
Syneos Health, Inc.	2.1%
Element Solutions, Inc.	1.9%
Hamilton Lane, Inc., “A”	1.9%
Sensata Technologies Holding PLC	1.9%
Axalta Coating Systems Ltd.	1.8%
Skechers USA, Inc., “A”	1.8%
WNS (Holdings) Ltd., ADR	1.8%
Advanced Energy Industries, Inc.	1.7%
EVO Payments, Inc., “A”	1.7%

GICS equity sectors (g)
Information Technology	27.7%
Health Care	17.5%
Industrials	15.0%
Consumer Discretionary	11.4%
Financials	9.8%
Materials	5.4%
Real Estate	2.8%
Energy	2.4%
Communication Services	1.5%
Consumer Staples	1.2%
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2022.
The portfolio is actively managed and current holdings may be different.
2

MFS New Discovery Series
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2022 through June 30, 2022
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Expenses Paid During Period (p) 1/01/22-6/30/22
Initial Class	Actual	0.87%	$1,000.00	$682.40	$3.63
	Hypothetical (h)	0.87%	$1,000.00	$1,020.48	$4.36
Service Class	Actual	1.12%	$1,000.00	$681.45	$4.67
	Hypothetical (h)	1.12%	$1,000.00	$1,019.24	$5.61
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS New Discovery Series
Portfolio of Investments − 6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 94.7%
Aerospace & Defense – 2.0%
CACI International, Inc., “A” (a)	35,268	$ 9,937,817
Kratos Defense & Security Solutions, Inc. (a)	242,052	3,359,682
		$13,297,499
Airlines – 0.8%
JetBlue Airways Corp. (a)	597,206	$ 4,998,614
Apparel Manufacturers – 2.3%
On Holding AG (a)	162,077	$ 2,867,142
Skechers USA, Inc., “A” (a)	338,843	12,056,034
		$14,923,176
Automotive – 2.2%
Methode Electronics, Inc.	174,049	$ 6,446,775
Visteon Corp. (a)	75,203	7,789,527
		$14,236,302
Biotechnology – 4.5%
Abcam PLC (a)	404,390	$ 5,798,871
Adaptive Biotechnologies Corp. (a)	160,835	1,301,155
AlloVir, Inc. (a)	163,000	635,700
BioAtla, Inc. (a)	103,713	295,582
BioXcel Therapeutics, Inc. (a)(l)	87,998	1,161,574
Immunocore Holdings PLC, ADR (a)(l)	70,715	2,638,377
Lyell Immunopharma, Inc. (a)	206,858	1,348,714
MaxCyte, Inc. (a)	485,947	2,298,529
Neurocrine Biosciences, Inc. (a)	43,637	4,253,735
Olink Holding AB (a)(l)	103,121	1,567,439
Oxford Nanopore Technologies PLC (a)	554,222	1,865,420
Prelude Therapeutics, Inc. (a)	100,106	522,553
Recursion Pharmaceuticals, Inc. (a)	269,580	2,194,381
Sana Biotechnology, Inc. (a)	159,538	1,025,829
Twist Bioscience Corp. (a)	75,530	2,640,529
		$29,548,388
Brokerage & Asset Managers – 4.9%
Focus Financial Partners, “A” (a)	210,688	$ 7,176,033
GCM Grosvenor, Inc., “A” (l)	626,599	4,292,203
Hamilton Lane, Inc., “A”	184,662	12,405,593
WisdomTree Investments, Inc.	1,663,093	8,431,882
		$32,305,711
Business Services – 11.3%
Endava PLC, ADR (a)	43,330	$ 3,824,739
EVO Payments, Inc., “A” (a)	483,022	11,360,678
ExlService Holdings, Inc. (a)	100,894	14,864,713
Keywords Studios PLC	342,786	9,154,981
Payoneer Global, Inc. (a)	1,053,921	4,131,370
Remitly Global, Inc. (a)	776,949	5,951,429
TaskUs, Inc., “A” (a)	330,269	5,568,335
Thoughtworks Holding, Inc. (a)	584,154	8,242,413
WNS (Holdings) Ltd., ADR (a)	154,895	11,561,363
		$74,660,021
4

MFS New Discovery Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 3.5%
Element Solutions, Inc.	703,354	$ 12,519,701
Ingevity Corp. (a)	169,172	10,681,520
		$23,201,221
Computer Software – 8.9%
Alkami Technology, Inc. (a)(l)	472,191	$ 6,558,733
Avalara, Inc. (a)	62,830	4,435,798
Definitive Healthcare Corp. (a)	195,329	4,478,894
DoubleVerify Holdings, Inc. (a)	280,191	6,351,930
Everbridge, Inc. (a)	99,219	2,767,218
Expensify, Inc., “A” (a)(l)	219,452	3,904,051
nCino, Inc. (a)	95,748	2,960,528
Open Lending Corp., “A” (a)	546,182	5,587,442
Paycor HCM, Inc. (a)	296,195	7,701,070
Paylocity Holding Corp. (a)	17,629	3,074,850
Procore Technologies, Inc. (a)	124,471	5,649,739
Sabre Corp. (a)	866,521	5,051,817
		$58,522,070
Computer Software - Systems – 4.3%
Five9, Inc. (a)	63,654	$ 5,801,425
Nuvei Corp. (a)	83,041	3,003,593
Q2 Holdings, Inc. (a)	242,710	9,361,325
Rapid7, Inc. (a)	156,029	10,422,737
		$28,589,080
Construction – 2.2%
AZEK Co., Inc. (a)	658,964	$ 11,031,057
Trex Co., Inc. (a)	62,405	3,396,080
		$14,427,137
Consumer Services – 2.6%
Boyd Group Services, Inc.	59,828	$ 6,444,803
Bright Horizons Family Solutions, Inc. (a)	67,932	5,741,613
European Wax Center, Inc., “A”	209,594	3,693,046
F45 Training Holdings, Inc. (a)	384,473	1,510,979
		$17,390,441
Electrical Equipment – 4.2%
Advanced Drainage Systems, Inc.	74,696	$ 6,727,869
Littlefuse, Inc.	34,025	8,643,711
Sensata Technologies Holding PLC	297,141	12,274,894
		$27,646,474
Electronics – 1.7%
Advanced Energy Industries, Inc.	157,205	$ 11,472,821
Energy - Independent – 1.4%
Magnolia Oil & Gas Corp., “A”	426,000	$ 8,941,740
Energy - Renewables – 0.6%
Shoals Technologies Group, Inc. (a)	241,799	$ 3,984,848
5

MFS New Discovery Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Entertainment – 2.0%
Manchester United PLC, “A”	764,999	$ 8,506,789
Vivid Seats, Inc., “A” (l)	659,580	4,927,062
		$13,433,851
Food & Beverages – 1.2%
Duckhorn Portfolio, Inc. (a)	271,965	$ 5,727,583
Oatly Group AB, ADR (a)(l)	609,304	2,108,192
		$7,835,775
Gaming & Lodging – 1.3%
Genius Sports Ltd. (a)	760,945	$ 1,712,126
Penn National Gaming, Inc. (a)	219,944	6,690,697
		$8,402,823
General Merchandise – 0.7%
Ollie's Bargain Outlet Holdings, Inc. (a)	77,123	$ 4,530,976
Leisure & Toys – 1.9%
Brunswick Corp.	124,840	$ 8,162,039
Corsair Gaming, Inc. (a)	333,742	4,382,033
		$12,544,072
Machinery & Tools – 1.8%
Hydrofarm Holdings Group, Inc. (a)	309,831	$ 1,078,212
Ritchie Bros. Auctioneers, Inc.	163,681	10,649,086
		$11,727,298
Medical & Health Technology & Services – 4.8%
Certara, Inc. (a)	424,996	$ 9,120,414
Guardant Health, Inc. (a)	39,737	1,602,991
HealthEquity, Inc. (a)	113,364	6,959,416
Syneos Health, Inc. (a)	192,649	13,809,080
		$31,491,901
Medical Equipment – 5.1%
Bruker BioSciences Corp.	130,092	$ 8,164,574
Envista Holdings Corp. (a)	116,002	4,470,717
Gerresheimer AG	119,846	7,786,742
Maravai Lifesciences Holdings, Inc., “A” (a)	188,901	5,366,677
OptiNose, Inc. (a)(l)	387,967	1,419,959
Outset Medical, Inc. (a)	98,673	1,466,281
PROCEPT BioRobotics Corp. (a)(l)	69,658	2,277,120
Silk Road Medical, Inc. (a)	77,445	2,818,224
		$33,770,294
Oil Services – 1.0%
ChampionX Corp.	347,096	$ 6,889,856
Other Banks & Diversified Financials – 4.1%
First Interstate BancSystem, Inc.	286,997	$ 10,937,456
Prosperity Bancshares, Inc.	144,639	9,874,504
United Community Bank, Inc.	196,487	5,931,943
		$26,743,903
6

MFS New Discovery Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 1.4%
Annexon, Inc. (a)	155,034	$ 584,478
Collegium Pharmaceutical, Inc. (a)	159,941	2,834,155
Harmony Biosciences Holdings (a)	79,120	3,858,682
SpringWorks Therapeutics, Inc. (a)	84,641	2,083,861
		$9,361,176
Pollution Control – 1.4%
GFL Environmental, Inc.	345,972	$ 8,926,078
Real Estate – 2.8%
Big Yellow Group PLC, REIT	313,094	$ 5,000,418
Innovative Industrial Properties, Inc., REIT	34,241	3,762,058
STAG Industrial, Inc., REIT	317,710	9,810,885
		$18,573,361
Specialty Chemicals – 1.8%
Axalta Coating Systems Ltd. (a)	548,636	$ 12,130,342
Specialty Stores – 3.4%
ACV Auctions, Inc. (a)	780,462	$ 5,104,221
Leslie's, Inc. (a)	649,603	9,860,974
Petco Health & Wellness Co., Inc. (a)	518,611	7,644,326
		$22,609,521
Trucking – 2.6%
CryoPort, Inc. (a)	213,194	$ 6,604,750
Knight-Swift Transportation Holdings, Inc.	165,295	7,651,506
Saia, Inc. (a)	16,599	3,120,612
		$17,376,868
Total Common Stocks (Identified Cost, $766,338,146)		$624,493,638
Investment Companies (h) – 5.4%
Money Market Funds – 5.4%
MFS Institutional Money Market Portfolio, 1.21% (v) (Identified Cost, $35,266,011)	35,266,510	$ 35,262,984
Collateral for Securities Loaned – 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.55% (j) (Identified Cost, $4,600,580)	4,600,580	$ 4,600,580
Other Assets, Less Liabilities – (0.8)%		(5,001,209)
Net Assets – 100.0%		$659,355,993
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $35,262,984 and $629,094,218, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
7

MFS New Discovery Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/22 Assets
Investments in unaffiliated issuers, at value, including $5,996,797 of securities on loan (identified cost, $770,938,726)	$629,094,218
Investments in affiliated issuers, at value (identified cost, $35,266,011)	35,262,984
Receivables for
Fund shares sold	166,111
Interest and dividends	492,668
Receivable from investment adviser	16,906
Other assets	1,532
Total assets	$665,034,419
Liabilities
Payables for
Fund shares reacquired	$851,316
Collateral for securities loaned, at value (c)	4,600,580
Payable to affiliates
Administrative services fee	667
Shareholder servicing costs	759
Distribution and/or service fees	5,158
Payable for independent Trustees' compensation	787
Accrued expenses and other liabilities	219,159
Total liabilities	$5,678,426
Net assets	$659,355,993
Net assets consist of
Paid-in capital	$613,515,159
Total distributable earnings (loss)	45,840,834
Net assets	$659,355,993
Shares of beneficial interest outstanding	45,561,918
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$289,210,542	18,185,514	$15.90
Service Class	370,145,451	27,376,404	13.52
(c)	Non-cash collateral is not included.
See Notes to Financial Statements
8

MFS New Discovery Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/22
Net investment income (loss)
Income
Dividends	$2,416,266
Income on securities loaned	103,185
Other	69,761
Dividends from affiliated issuers	53,546
Foreign taxes withheld	(44,263)
Total investment income	$2,598,495
Expenses
Management fee	$3,553,804
Distribution and/or service fees	567,164
Shareholder servicing costs	21,904
Administrative services fee	64,015
Independent Trustees' compensation	7,134
Custodian fee	26,882
Shareholder communications	39,972
Audit and tax fees	31,791
Legal fees	2,350
Miscellaneous	20,175
Total expenses	$4,335,191
Reduction of expenses by investment adviser	(329,539)
Net expenses	$4,005,652
Net investment income (loss)	$(1,407,157)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(44,330,528)
Affiliated issuers	(341)
Foreign currency	(12,162)
Net realized gain (loss)	$(44,343,031)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(271,964,772)
Affiliated issuers	(3,027)
Translation of assets and liabilities in foreign currencies	(12,965)
Net unrealized gain (loss)	$(271,980,764)
Net realized and unrealized gain (loss)	$(316,323,795)
Change in net assets from operations	$(317,730,952)
See Notes to Financial Statements
9

MFS New Discovery Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21
Change in net assets
From operations
Net investment income (loss)	$(1,407,157)	$(5,975,158)
Net realized gain (loss)	(44,343,031)	250,738,974
Net unrealized gain (loss)	(271,980,764)	(225,003,293)
Change in net assets from operations	$(317,730,952)	$19,760,523
Total distributions to shareholders	$—	$(180,031,167)
Change in net assets from fund share transactions	$(28,197,108)	$114,963,905
Total change in net assets	$(345,928,060)	$(45,306,739)
Net assets
At beginning of period	1,005,284,053	1,050,590,792
At end of period	$659,355,993	$1,005,284,053
See Notes to Financial Statements
10

MFS New Discovery Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$23.30	$26.96	$20.28	$17.46	$20.10	$16.18
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.11)	$(0.06)	$(0.07)	$(0.09)	$(0.07)
Net realized and unrealized gain (loss)	(7.38)	0.92	8.84	6.89	0.35	4.34
Total from investment operations	$(7.40)	$0.81	$8.78	$6.82	$0.26	$4.27
Less distributions declared to shareholders
From net realized gain	$—	$(4.47)	$(2.10)	$(4.00)	$(2.90)	$(0.35)
Net asset value, end of period (x)	$15.90	$23.30	$26.96	$20.28	$17.46	$20.10
Total return (%) (k)(r)(s)(x)	(31.76)(n)	1.80	45.89	41.70	(1.48)	26.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.95(a)	0.94	0.95	0.95	0.96	0.97
Expenses after expense reductions	0.87(a)	0.87	0.91	0.94	0.94	0.94
Net investment income (loss)	(0.21)(a)	(0.42)	(0.30)	(0.33)	(0.43)	(0.37)
Portfolio turnover	24(n)	79	80	54	71	58
Net assets at end of period (000 omitted)	$289,211	$433,168	$465,663	$343,133	$272,039	$316,949
Service Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$19.84	$23.61	$18.02	$15.91	$18.57	$15.01
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.16)	$(0.10)	$(0.11)	$(0.13)	$(0.10)
Net realized and unrealized gain (loss)	(6.28)	0.86	7.79	6.22	0.37	4.01
Total from investment operations	$(6.32)	$0.70	$7.69	$6.11	$0.24	$3.91
Less distributions declared to shareholders
From net realized gain	$—	$(4.47)	$(2.10)	$(4.00)	$(2.90)	$(0.35)
Net asset value, end of period (x)	$13.52	$19.84	$23.61	$18.02	$15.91	$18.57
Total return (%) (k)(r)(s)(x)	(31.85)(n)	1.57	45.58	41.27	(1.72)	26.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.20(a)	1.19	1.20	1.20	1.21	1.22
Expenses after expense reductions	1.12(a)	1.12	1.16	1.19	1.19	1.19
Net investment income (loss)	(0.46)(a)	(0.66)	(0.56)	(0.58)	(0.68)	(0.62)
Portfolio turnover	24(n)	79	80	54	71	58
Net assets at end of period (000 omitted)	$370,145	$572,116	$584,928	$472,393	$358,912	$432,897

See Notes to Financial Statements
11

MFS New Discovery Series
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
12

MFS New Discovery Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS New Discovery Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which affects all entities that have investments in equity securities measured at fair value that are subject to contractual sale restrictions. ASU 2022-03 clarifies that a contractual restriction on the sale of an equity security is a characteristic of the reporting entity holding the equity security rather than a characteristic of the asset and, therefore, is not considered in measuring the fair value of the equity security. The fund decided to early adopt ASU 2022-03 effective as of June 30, 2022 as the guidance in ASU 2022-03 was consistent with the fund’s existing practices for fair value measurement.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally
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Notes to Financial Statements (unaudited) - continued
traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$624,493,638	$—	$—	$624,493,638
Mutual Funds	39,863,564	—	—	39,863,564
Total	$664,357,202	$—	$—	$664,357,202
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $5,996,797. The fair value of the fund's investment securities on loan and a related liability of $4,600,580 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $1,501,479 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated
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Notes to Financial Statements (unaudited) - continued
between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/21
Ordinary income (including any short-term capital gains)	$67,762,150
Long-term capital gains	112,269,017
Total distributions	$180,031,167
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/22
Cost of investments	$818,608,423
Gross appreciation	60,655,930
Gross depreciation	(214,907,151)
Net unrealized appreciation (depreciation)	$(154,251,221)
As of 12/31/21
Undistributed ordinary income	79,284,962
Undistributed long-term capital gain	166,256,683
Other temporary differences	3,022
Net unrealized appreciation (depreciation)	118,027,119
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MFS New Discovery Series
Notes to Financial Statements (unaudited) - continued
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/22	Year ended 12/31/21
Initial Class	$—	$72,327,744
Service Class	—	107,703,423
Total	$—	$180,031,167
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion	0.80%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2022, this management fee reduction amounted to $55,719, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.87% of average daily net assets for the Initial Class shares and 1.12% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2022, this reduction amounted to $273,820, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2022, the fee was $20,291, which equated to 0.0051% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2022, these costs amounted to $1,613.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.0162% of the fund's average daily net assets.
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MFS New Discovery Series
Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2022, the fund engaged in purchase transactions pursuant to this policy, which amounted to $1,752,362.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2022, this reimbursement amounted to $65,516, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2022, purchases and sales of investments, other than short-term obligations, aggregated $191,758,321 and $220,206,292, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,262,735	$24,111,635	1,685,787	$45,986,516
Service Class	9,459,821	146,950,864	5,330,620	125,627,263
	10,722,556	$171,062,499	7,016,407	$171,613,779
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,879,289	$72,327,744
Service Class	—	—	5,030,520	107,703,423
	—	$—	7,909,809	$180,031,167
Shares reacquired
Initial Class	(1,667,049)	$(32,346,572)	(3,248,656)	$(88,338,013)
Service Class	(10,923,663)	(166,913,035)	(6,295,130)	(148,343,028)
	(12,590,712)	$(199,259,607)	(9,543,786)	$(236,681,041)
Net change
Initial Class	(404,314)	$(8,234,937)	1,316,420	$29,976,247
Service Class	(1,463,842)	(19,962,171)	4,066,010	84,987,658
	(1,868,156)	$(28,197,108)	5,382,430	$114,963,905
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Moderate Allocation Portfolio was the owner of record of approximately 2% of the value of outstanding voting shares of the fund. In addition, the MFS Growth Allocation Portfolio and the MFS Conservative Allocation Portfolio were the owners of record of less than 1% of the value of outstanding voting shares of the fund.
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MFS New Discovery Series
Notes to Financial Statements (unaudited) - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2022, the fund’s commitment fee and interest expense were $1,836 and $2,911, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$34,793,849	$142,397,359	$141,924,856	$(341)	$(3,027)	$35,262,984
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$53,546	$—
(8)  LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
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MFS New Discovery Series
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
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MFS New Discovery Series
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
20

Semiannual Report
June 30, 2022
MFS®  Research Series
MFS® Variable Insurance Trust
VFR-SEM

MFS® Research Series
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research Series
LETTER FROM THE CHAIR AND CEO
Dear Contract Owners:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its July meeting, the U.S. Federal Reserve undertook a second consecutive 0.75% rate hike, matching its largest since 1994. Having reached what it believes is a neutral policy stance, the Fed says it intends to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside of Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
August 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Research Series
Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	7.1%
Alphabet, Inc., “A”	4.6%
Amazon.com, Inc.	3.5%
Apple, Inc.	3.2%
Visa, Inc., “A”	2.4%
Accenture PLC, “A”	1.5%
Danaher Corp.	1.5%
ConocoPhillips	1.5%
JPMorgan Chase & Co.	1.5%
Merck & Co., Inc.	1.4%
Global equity sectors (k)
Technology	29.9%
Health Care	15.5%
Financial Services	13.6%
Capital Goods	13.1%
Consumer Cyclicals	11.2%
Energy	7.5%
Consumer Staples	5.3%
Telecommunications/Cable Television (s)	2.8%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(s)	Includes securities sold short.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2022.
The portfolio is actively managed and current holdings may be different.
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MFS Research Series
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2022 through June 30, 2022
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Expenses Paid During Period (p) 1/01/22-6/30/22
Initial Class	Actual	0.79%	$1,000.00	$805.39	$3.54
	Hypothetical (h)	0.79%	$1,000.00	$1,020.88	$3.96
Service Class	Actual	1.04%	$1,000.00	$804.33	$4.65
	Hypothetical (h)	1.04%	$1,000.00	$1,019.64	$5.21
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Notes to Expense Table
Expense ratios include 0.02% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).
3

MFS Research Series
Portfolio of Investments − 6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace & Defense – 4.3%
General Dynamics Corp.	13,408	$ 2,966,520
Honeywell International, Inc.	39,238	6,819,957
Howmet Aerospace, Inc.	120,954	3,804,003
L3Harris Technologies, Inc.	17,661	4,268,664
Northrop Grumman Corp.	10,000	4,785,700
Raytheon Technologies Corp.	76,387	7,341,554
		$29,986,398
Alcoholic Beverages – 0.7%
Constellation Brands, Inc., “A”	20,106	$ 4,685,904
Apparel Manufacturers – 0.9%
NIKE, Inc., “B”	61,950	$ 6,331,290
Automotive – 0.3%
Aptiv PLC (a)	27,129	$ 2,416,380
Biotechnology – 0.2%
Illumina, Inc. (a)	8,750	$ 1,613,150
Broadcasting – 0.2%
Warner Bros. Discovery, Inc. (a)	80,849	$ 1,084,994
Brokerage & Asset Managers – 1.9%
Charles Schwab Corp.	146,617	$ 9,263,262
CME Group, Inc.	18,714	3,830,756
		$13,094,018
Business Services – 4.3%
Accenture PLC, “A”	38,927	$ 10,808,081
Cognizant Technology Solutions Corp., “A”	59,663	4,026,656
Fidelity National Information Services, Inc.	59,580	5,461,699
Fiserv, Inc. (a)	67,043	5,964,816
Global Payments, Inc.	26,782	2,963,160
Thoughtworks Holding, Inc. (a)	79,507	1,121,844
		$30,346,256
Cable TV – 1.5%
Cable One, Inc.	2,631	$ 3,392,201
Charter Communications, Inc., “A” (a)	14,585	6,833,510
		$10,225,711
Computer Software – 12.6%
Adobe Systems, Inc. (a)	27,653	$ 10,122,657
Atlassian Corp. PLC, “A” (a)	15,751	2,951,737
Black Knight, Inc. (a)	69,057	4,515,637
Cadence Design Systems, Inc. (a)	46,191	6,930,036
Elastic N.V. (a)	28,501	1,928,663
Microsoft Corp. (s)	193,990	49,822,452
NICE Systems Ltd., ADR (a)	14,452	2,781,287
Salesforce, Inc. (a)	56,476	9,320,799
		$88,373,268
4

MFS Research Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 4.0%
Apple, Inc. (s)	165,433	$ 22,618,000
Constellation Software, Inc.	3,544	5,261,127
		$27,879,127
Construction – 2.1%
AZEK Co., Inc. (a)	86,418	$ 1,446,637
Masco Corp.	72,047	3,645,578
Otis Worldwide Corp.	35,444	2,504,828
Sherwin-Williams Co.	17,596	3,939,920
Vulcan Materials Co.	23,195	3,296,010
		$14,832,973
Consumer Products – 1.4%
Colgate-Palmolive Co.	71,187	$ 5,704,926
Kimberly-Clark Corp.	31,754	4,291,553
		$9,996,479
Consumer Services – 0.3%
Bright Horizons Family Solutions, Inc. (a)	26,815	$ 2,266,404
Electrical Equipment – 1.4%
Johnson Controls International PLC	112,929	$ 5,407,040
TE Connectivity Ltd.	33,032	3,737,571
Vertiv Holdings Co.	103,889	853,968
		$9,998,579
Electronics – 2.5%
Applied Materials, Inc.	66,572	$ 6,056,721
Lam Research Corp.	10,029	4,273,858
NXP Semiconductors N.V.	48,506	7,180,343
		$17,510,922
Energy - Independent – 3.9%
ConocoPhillips	117,268	$ 10,531,839
Diamondback Energy, Inc.	32,156	3,895,699
Hess Corp.	53,996	5,720,336
Pioneer Natural Resources Co.	18,480	4,122,519
Valero Energy Corp.	32,467	3,450,593
		$27,720,986
Energy - Renewables – 0.1%
Generac Holdings, Inc. (a)	4,890	$ 1,029,736
Food & Beverages – 2.5%
Hostess Brands, Inc. (a)	77,368	$ 1,640,975
Mondelez International, Inc.	95,528	5,931,334
Oatly Group AB, ADR (a)(l)	255,975	885,673
PepsiCo, Inc.	53,845	8,973,808
		$17,431,790
Gaming & Lodging – 0.4%
Marriott International, Inc., “A”	20,062	$ 2,728,633
5

MFS Research Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 1.3%
Dollar General Corp.	18,567	$ 4,557,084
Dollar Tree, Inc. (a)	30,787	4,798,154
		$9,355,238
Health Maintenance Organizations – 2.0%
Cigna Corp.	34,656	$ 9,132,549
Humana, Inc.	10,274	4,808,951
		$13,941,500
Insurance – 2.9%
Aon PLC	27,564	$ 7,433,460
Chubb Ltd.	30,342	5,964,630
Reinsurance Group of America, Inc.	30,066	3,526,441
Willis Towers Watson PLC	19,185	3,786,927
		$20,711,458
Internet – 6.0%
Alphabet, Inc., “A” (a)(s)	14,970	$ 32,623,522
Alphabet, Inc., “C” (a)	2,329	5,094,571
Meta Platforms, Inc., “A” (a)	26,681	4,302,312
		$42,020,405
Leisure & Toys – 1.0%
Electronic Arts, Inc.	56,309	$ 6,849,990
Machinery & Tools – 1.9%
Ingersoll Rand, Inc.	128,561	$ 5,409,847
PACCAR, Inc.	38,691	3,185,817
Roper Technologies, Inc.	12,243	4,831,700
		$13,427,364
Major Banks – 3.4%
JPMorgan Chase & Co. (s)	91,816	$ 10,339,400
Morgan Stanley	94,904	7,218,398
PNC Financial Services Group, Inc.	42,223	6,661,523
		$24,219,321
Medical & Health Technology & Services – 1.6%
ICON PLC (a)	22,952	$ 4,973,698
McKesson Corp.	18,632	6,077,945
		$11,051,643
Medical Equipment – 5.8%
Becton, Dickinson and Co.	21,929	$ 5,406,157
Boston Scientific Corp. (a)	177,986	6,633,538
Danaher Corp.	42,213	10,701,840
Envista Holdings Corp. (a)	88,711	3,418,922
Maravai Lifesciences Holdings, Inc., “A” (a)	115,135	3,270,985
Medtronic PLC	70,052	6,287,167
STERIS PLC	22,920	4,724,958
		$40,443,567
Natural Gas - Pipeline – 0.2%
Enterprise Products Partners LP	68,497	$ 1,669,272
6

MFS Research Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 0.5%
Equinix, Inc., REIT	5,845	$ 3,840,282
Other Banks & Diversified Financials – 4.5%
Moody's Corp.	12,381	$ 3,367,261
Northern Trust Corp.	37,365	3,604,975
Truist Financial Corp.	162,667	7,715,296
Visa, Inc., “A”	84,907	16,717,339
		$31,404,871
Pharmaceuticals – 6.0%
Eli Lilly & Co.	30,828	$ 9,995,362
Johnson & Johnson	41,508	7,368,085
Merck & Co., Inc.	111,627	10,177,034
Vertex Pharmaceuticals, Inc. (a)	33,509	9,442,501
Zoetis, Inc.	28,937	4,973,981
		$41,956,963
Railroad & Shipping – 1.4%
Canadian Pacific Railway Ltd.	97,544	$ 6,812,473
CSX Corp.	103,656	3,012,243
		$9,824,716
Real Estate – 0.9%
Extra Space Storage, Inc., REIT	17,242	$ 2,933,209
STORE Capital Corp., REIT	131,661	3,433,719
		$6,366,928
Restaurants – 1.4%
Starbucks Corp.	84,590	$ 6,461,830
Wendy's Co.	161,040	3,040,435
		$9,502,265
Specialty Chemicals – 1.6%
Air Products & Chemicals, Inc.	15,396	$ 3,702,430
Axalta Coating Systems Ltd. (a)	130,214	2,879,032
DuPont de Nemours, Inc.	86,856	4,827,456
		$11,408,918
Specialty Stores – 5.7%
Amazon.com, Inc. (a)(s)	228,937	$ 24,315,399
Home Depot, Inc.	31,175	8,550,367
Ross Stores, Inc.	53,882	3,784,133
Target Corp.	26,587	3,754,882
		$40,404,781
Telecommunications - Wireless – 2.0%
SBA Communications Corp., REIT	28,066	$ 8,982,523
T-Mobile US, Inc. (a)	35,788	4,814,918
		$13,797,441
Tobacco – 0.7%
Philip Morris International, Inc.	53,128	$ 5,245,859
7

MFS Research Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 3.2%
American Electric Power Co., Inc.	34,749	$ 3,333,819
Duke Energy Corp.	56,354	6,041,712
NextEra Energy, Inc.	72,318	5,601,752
PG&E Corp. (a)	240,761	2,402,795
Southern Co.	70,595	5,034,130
		$22,414,208
Total Common Stocks (Identified Cost, $497,572,875)		$699,409,988
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 1.21% (v) (Identified Cost, $7,632,261)	7,632,270	$ 7,631,506
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.55% (j) (Identified Cost, $172,470)	172,470	$ 172,470
Securities Sold Short – (0.6)%
Telecommunications - Wireless – (0.6)%
Crown Castle International Corp., REIT (Proceeds Received, $2,964,530)	(23,778)	$ (4,003,740)
Other Assets, Less Liabilities – (0.0)%		(343,461)
Net Assets – 100.0%		$702,866,763
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,631,506 and $699,582,458, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At June 30, 2022, the fund had cash collateral of $552,783 and other liquid securities with an aggregate value of $14,880,019 to cover any collateral or margin obligations for securities sold short. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
8

MFS Research Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/22 Assets
Investments in unaffiliated issuers, at value, including $159,132 of securities on loan (identified cost, $497,745,345)	$699,582,458
Investments in affiliated issuers, at value (identified cost, $7,632,261)	7,631,506
Deposits with brokers for
Securities sold short	552,783
Receivables for
Investments sold	1,225,603
Fund shares sold	41,369
Interest and dividends	653,903
Other assets	1,329
Total assets	$709,688,951
Liabilities
Payables for
Securities sold short, at value (proceeds received, $2,964,530)	$4,003,740
Investments purchased	1,889,866
Fund shares reacquired	612,203
Collateral for securities loaned, at value	172,470
Payable to affiliates
Investment adviser	21,460
Administrative services fee	702
Shareholder servicing costs	479
Distribution and/or service fees	4,201
Accrued expenses and other liabilities	117,067
Total liabilities	$6,822,188
Net assets	$702,866,763
Net assets consist of
Paid-in capital	$384,709,591
Total distributable earnings (loss)	318,157,172
Net assets	$702,866,763
Shares of beneficial interest outstanding	22,797,963
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$399,152,806	12,841,102	$31.08
Service Class	303,713,957	9,956,861	30.50
See Notes to Financial Statements
9

MFS Research Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/22
Net investment income (loss)
Income
Dividends	$4,742,525
Other	7,923
Dividends from affiliated issuers	4,938
Income on securities loaned	382
Foreign taxes withheld	(16,851)
Total investment income	$4,738,917
Expenses
Management fee	$2,672,759
Distribution and/or service fees	432,441
Shareholder servicing costs	17,727
Administrative services fee	58,641
Independent Trustees' compensation	6,057
Custodian fee	18,190
Shareholder communications	14,648
Audit and tax fees	31,957
Legal fees	1,725
Dividend and interest expense on securities sold short	82,200
Interest expense and fees	1,452
Miscellaneous	16,726
Total expenses	$3,354,523
Reduction of expenses by investment adviser	(97,370)
Net expenses	$3,257,153
Net investment income (loss)	$1,481,764
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$17,909,552
Affiliated issuers	(825)
Foreign currency	1,502
Net realized gain (loss)	$17,910,229
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(176,411,322)
Affiliated issuers	(763)
Securities sold short	567,486
Translation of assets and liabilities in foreign currencies	(54)
Net unrealized gain (loss)	$(175,844,653)
Net realized and unrealized gain (loss)	$(157,934,424)
Change in net assets from operations	$(156,452,660)
See Notes to Financial Statements
10

MFS Research Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21
Change in net assets
From operations
Net investment income (loss)	$1,481,764	$1,718,115
Net realized gain (loss)	17,910,229	96,790,234
Net unrealized gain (loss)	(175,844,653)	71,595,011
Change in net assets from operations	$(156,452,660)	$170,103,360
Total distributions to shareholders	$—	$(46,739,322)
Change in net assets from fund share transactions	$77,453,393	$(89,224,453)
Total change in net assets	$(78,999,267)	$34,139,585
Net assets
At beginning of period	781,866,030	747,726,445
At end of period	$702,866,763	$781,866,030
See Notes to Financial Statements
11

MFS Research Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$38.59	$32.87	$29.49	$24.93	$29.50	$26.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.13	$0.18	$0.23	$0.26	$0.20
Net realized and unrealized gain (loss)	(7.61)	7.92	4.62	7.66	(1.04)	5.67
Total from investment operations	$(7.51)	$8.05	$4.80	$7.89	$(0.78)	$5.87
Less distributions declared to shareholders
From net investment income	$—	$(0.20)	$(0.22)	$(0.24)	$(0.22)	$(0.40)
From net realized gain	—	(2.13)	(1.20)	(3.09)	(3.57)	(1.97)
Total distributions declared to shareholders	$—	$(2.33)	$(1.42)	$(3.33)	$(3.79)	$(2.37)
Net asset value, end of period (x)	$31.08	$38.59	$32.87	$29.49	$24.93	$29.50
Total return (%) (k)(r)(s)(x)	(19.46)(n)	24.80	16.59	32.95	(4.37)	23.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.82(a)	0.80	0.82	0.83	0.82	0.83
Expenses after expense reductions	0.79(a)	0.78	0.79	0.81	0.81	0.81
Net investment income (loss)	0.56(a)	0.35	0.62	0.82	0.88	0.70
Portfolio turnover	10(n)	19	39	35	31	37
Net assets at end of period (000 omitted)	$399,153	$384,928	$372,405	$361,842	$319,422	$394,867
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	0.77(a)	0.77	0.77	0.78	0.79	0.79

See Notes to Financial Statements
12

MFS Research Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$37.92	$32.34	$29.05	$24.61	$29.17	$25.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.04	$0.11	$0.16	$0.18	$0.13
Net realized and unrealized gain (loss)	(7.46)	7.79	4.54	7.55	(1.03)	5.61
Total from investment operations	$(7.42)	$7.83	$4.65	$7.71	$(0.85)	$5.74
Less distributions declared to shareholders
From net investment income	$—	$(0.12)	$(0.16)	$(0.18)	$(0.14)	$(0.33)
From net realized gain	—	(2.13)	(1.20)	(3.09)	(3.57)	(1.97)
Total distributions declared to shareholders	$—	$(2.25)	$(1.36)	$(3.27)	$(3.71)	$(2.30)
Net asset value, end of period (x)	$30.50	$37.92	$32.34	$29.05	$24.61	$29.17
Total return (%) (k)(r)(s)(x)	(19.57)(n)	24.51	16.31	32.60	(4.62)	23.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.07(a)	1.05	1.07	1.08	1.07	1.08
Expenses after expense reductions	1.04(a)	1.03	1.04	1.06	1.06	1.06
Net investment income (loss)	0.26(a)	0.10	0.37	0.57	0.63	0.47
Portfolio turnover	10(n)	19	39	35	31	37
Net assets at end of period (000 omitted)	$303,714	$396,938	$375,322	$319,842	$215,898	$228,102
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	1.02(a)	1.02	1.02	1.03	1.04	1.04
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
13

MFS Research Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Research Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which affects all entities that have investments in equity securities measured at fair value that are subject to contractual sale restrictions. ASU 2022-03 clarifies that a contractual restriction on the sale of an equity security is a characteristic of the reporting entity holding the equity security rather than a characteristic of the asset and, therefore, is not considered in measuring the fair value of the equity security. The fund decided to early adopt ASU 2022-03 effective as of June 30, 2022 as the guidance in ASU 2022-03 was consistent with the fund’s existing practices for fair value measurement.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally
14

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Notes to Financial Statements (unaudited) - continued
traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$699,409,988	$—	$—	$699,409,988
Mutual Funds	7,803,976	—	—	7,803,976
Total	$707,213,964	$—	$—	$707,213,964
Securities Sold Short	$(4,003,740)	$—	$—	$(4,003,740)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Short Sales — The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2022, this expense amounted to $82,200. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from
15

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Notes to Financial Statements (unaudited) - continued
collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $159,132. The fair value of the fund's investment securities on loan and a related liability of $172,470 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and partnership adjustments.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/21
Ordinary income (including any short-term capital gains)	$6,675,285
Long-term capital gains	40,064,037
Total distributions	$46,739,322
The federal tax cost and the tax basis components of distributable earnings were as follows:
16

MFS Research Series
Notes to Financial Statements (unaudited) - continued
As of 6/30/22
Cost of investments	$507,873,257
Gross appreciation	230,483,973
Gross depreciation	(31,143,266)
Net unrealized appreciation (depreciation)	$199,340,707
As of 12/31/21
Undistributed ordinary income	13,039,388
Undistributed long-term capital gain	85,615,313
Other temporary differences	1,809,035
Net unrealized appreciation (depreciation)	374,146,096
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/22	Year ended 12/31/21
Initial Class	$—	$23,181,009
Service Class	—	23,558,313
Total	$—	$46,739,322
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2022, this management fee reduction amounted to $50,207, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund's investment activity), such that total annual operating expenses do not exceed 0.77% of average daily net assets for the Initial Class shares and 1.02% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2022, this reduction amounted to $47,163, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and
17

MFS Research Series
Notes to Financial Statements (unaudited) - continued
variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2022, the fee was $16,903, which equated to 0.0047% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2022, these costs amounted to $824.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.0165% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2022, the fund engaged in purchase transactions pursuant to this policy, which amounted to $77,603.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2022, this reimbursement amounted to $6,194, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2022, purchases and sales of investments, other than short sales and short-term obligations, aggregated $150,145,697 and $71,018,009, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	3,633,787	$120,965,585	297,691	$10,769,839
Service Class	336,268	11,193,080	359,379	12,740,685
	3,970,055	$132,158,665	657,070	$23,510,524
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	625,837	$23,181,009
Service Class	—	—	646,851	23,558,313
	—	$—	1,272,688	$46,739,322
Shares reacquired
Initial Class	(766,304)	$(26,268,345)	(2,278,729)	$(82,861,036)
Service Class	(847,434)	(28,436,927)	(2,142,388)	(76,613,263)
	(1,613,738)	$(54,705,272)	(4,421,117)	$(159,474,299)
18

MFS Research Series
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Net change
Initial Class	2,867,483	$94,697,240	(1,355,201)	$(48,910,188)
Service Class	(511,166)	(17,243,847)	(1,136,158)	(40,314,265)
	2,356,317	$77,453,393	(2,491,359)	$(89,224,453)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 12%, 4%, and 3%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2022, the fund’s commitment fee and interest expense were $1,452 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,954,476	$50,998,787	$49,320,169	$(825)	$(763)	$7,631,506
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,938	$—
(8)  LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a
19

MFS Research Series
Notes to Financial Statements (unaudited) - continued
result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
20

MFS Research Series
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
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MFS Research Series
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
22

Semiannual Report
June 30, 2022
MFS®  Total Return Bond Series
MFS® Variable Insurance Trust
VFB-SEM

MFS® Total Return Bond Series
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Total Return Bond Series
LETTER FROM THE CHAIR AND CEO
Dear Contract Owners:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its July meeting, the U.S. Federal Reserve undertook a second consecutive 0.75% rate hike, matching its largest since 1994. Having reached what it believes is a neutral policy stance, the Fed says it intends to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside of Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
August 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Total Return Bond Series
Portfolio Composition
Portfolio structure at value (v)
Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
U.S. Treasury Securities	33.8%
Investment Grade Corporates	31.2%
Mortgage-Backed Securities	20.8%
Collateralized Debt Obligations	9.8%
Commercial Mortgage-Backed Securities	8.1%
High Yield Corporates	6.6%
Municipal Bonds	3.0%
Emerging Markets Bonds	1.5%
U.S. Government Agencies	1.1%
Asset-Backed Securities	0.7%
Residential Mortgage-Backed Securities	0.5%
Non-U.S. Government Bonds	0.1%
Composition including fixed income credit quality (a)(i)
AAA	9.5%
AA	4.3%
A	13.0%
BBB	26.6%
BB	6.5%
B	1.7%
C (o)	0.0%
U.S. Government	15.7%
Federal Agencies	21.8%
Not Rated	18.1%
Cash & Cash Equivalents	0.9%
Other	(18.1)%
Portfolio facts (i)
Average Duration (d)	6.4
Average Effective Maturity (m)	7.5 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities,
2

MFS Total Return Bond Series
Portfolio Composition - continued
and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of June 30, 2022.
The portfolio is actively managed and current holdings may be different.
3

MFS Total Return Bond Series
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2022 through June 30, 2022
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Expenses Paid During Period (p) 1/01/22-6/30/22
Initial Class	Actual	0.53%	$1,000.00	$884.81	$2.48
	Hypothetical (h)	0.53%	$1,000.00	$1,022.17	$2.66
Service Class	Actual	0.78%	$1,000.00	$883.32	$3.64
	Hypothetical (h)	0.78%	$1,000.00	$1,020.93	$3.91
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
4

MFS Total Return Bond Series
Portfolio of Investments − 6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.4%
Aerospace & Defense – 0.8%
Boeing Co., 2.196%, 2/04/2026	$6,236,000	$ 5,620,916
Boeing Co., 5.15%, 5/01/2030	1,704,000	1,635,632
Boeing Co., 5.705%, 5/01/2040	1,595,000	1,487,763
Boeing Co., 5.805%, 5/01/2050	1,550,000	1,423,631
TransDigm, Inc., 4.625%, 1/15/2029	4,262,000	3,430,995
		$13,598,937
Asset-Backed & Securitized – 19.0%
ACREC 2021-FL1 Ltd., “C”, FLR, 3.762% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)	$2,546,000	$ 2,448,763
ACREC 2021-FL1 Ltd., “D”, FLR, 4.262% (LIBOR - 1mo. + 2.65%), 10/16/2036 (n)	3,070,500	2,927,826
ACRES 2021-FL2 Issuer Ltd.,“C”, FLR, 4.173% (LIBOR - 1mo. + 2.65%), 1/15/2037 (n)	3,129,000	3,003,335
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 2.698% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	5,554,267	5,403,358
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS”, FLR, 2.843% (LIBOR - 1mo. + 1.45%), 9/15/2034 (n)	980,500	958,413
Arbor Realty Trust, Inc., CLO, 2019-FL2, “B”, FLR, 3.143% (LIBOR - 1mo. + 1.75%), 9/15/2034 (n)	784,500	770,083
Arbor Realty Trust, Inc., CLO, 2020-FL1, “C”, FLR, 3.443% (LIBOR - 1mo. + 2.05%), 2/15/2035 (n)	3,529,000	3,454,796
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 3.324% (LIBOR - 1mo. + 2%), 12/15/2035 (n)	905,000	874,701
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 4.274% (LIBOR - 1mo. + 2.95%), 12/15/2035 (n)	831,500	796,952
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 2.924% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)	1,152,500	1,100,608
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 3.174% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	1,740,000	1,616,060
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 3.524% (LIBOR - 1mo. + 2.2%), 8/15/2034 (n)	964,500	888,543
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 3.624% (LIBOR - 1mo. + 2.3%), 11/15/2036 (n)	3,443,500	3,311,143
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 3.779% (SOFR - 30 day + 3%), 1/15/2037 (n)	9,290,000	8,548,377
AREIT 2019-CRE3 Trust, “A”, FLR, 2.718% (LIBOR - 1mo. + 1.02%), 9/14/2036 (n)	260,601	257,995
AREIT 2019-CRE3 Trust, “B”, FLR, 2.998% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	2,569,500	2,554,194
AREIT 2019-CRE3 Trust, “C”, FLR, 3.348% (SOFR - 1mo. + 2.014%), 9/14/2036 (n)	2,242,500	2,217,687
AREIT 2019-CRE3 Trust, “D”, FLR, 4.098% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	1,849,000	1,809,452
AREIT 2022-CRE6 Trust, “B”, FLR, 2.62% (SOFR - 30 day + 1.85%), 1/16/2037 (n)	1,126,000	1,121,291
AREIT 2022-CRE6 Trust, “C”, FLR, 2.92% (SOFR - 30 day + 2.15%), 1/16/2037 (n)	2,322,000	2,278,212
AREIT 2022-CRE6 Trust, “D”, FLR, 3.62% (SOFR - 30 day + 2.85%), 12/17/2024 (n)	987,000	968,370
Atrium XII Corp., 2012-A, “B1R”, FLR, 2.486% (LIBOR - 3mo. + 1.35%), 4/22/2027 (n)	7,430,000	7,209,099
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(z)	71,058	7
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.232% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	32,217	36,715
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	2,755,000	2,538,434
BDS 2019-FL4 Ltd., “A”, FLR, 2.623% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	1,102,990	1,099,962
BDS 2021-FL7 Ltd., “B”, FLR, 3.112% (LIBOR - 1mo. + 1.5%), 6/16/2036 (n)	1,259,500	1,196,457
Bear Stearns Cos., Inc., “A2”, FLR, 2.523% (LIBOR - 1mo. + 0.45%), 12/25/2042	73,260	73,358
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 3.124% (LIBOR - 1mo. + 1.8%), 10/15/2036 (n)	4,380,500	4,158,636
BSPRT 2019-FL5 Issuer Ltd., “C”, FLR, 3.324% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	3,295,000	3,201,086
BSPRT 2021-FL6 Issuer Ltd., “B”, FLR, 2.924% (LIBOR - 1mo. + 1.6%), 3/15/2036 (n)	3,669,500	3,450,060
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 3.374% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	1,288,000	1,207,747
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 3.624% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)	836,500	785,250
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 4.074% (LIBOR - 1mo. + 2.75%), 12/15/2038 (n)	952,500	884,082
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	1,307,217	1,199,237
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	501,797	448,324
BXMT 2020-FL2 Ltd., “B”, FLR, 2.991% (LIBOR - 1mo. + 1.4%), 2/15/2038 (n)	1,731,000	1,637,419
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	6,645,635	5,997,890
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	2,396,507	2,288,609
CHCP 2021-FL1 Ltd., “B”, FLR, 3.098% (LIBOR - 1mo. + 1.65%), 2/15/2038 (n)	1,102,500	1,061,725
CHCP 2021-FL1 Ltd., “C”, FLR, 3.548% (LIBOR - 1mo. + 2.1%), 2/15/2038 (n)	1,249,000	1,196,162
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	3,128,793	3,079,415
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	1,754,000	1,718,587
CLNC 2019-FL1 Ltd., “B”, FLR, 3.523% (LIBOR - 1mo. + 1.9%), 8/20/2035 (n)	1,850,000	1,830,366
CLNC 2019-FL1 Ltd., “C”, FLR, 4.023% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	3,006,500	2,862,626
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	10,000,000	9,825,880
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	2,888,848	2,855,122
5

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	$523,000	$ 479,347
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,695,346	2,639,680
Cutwater 2014-1A Ltd., “BR”, FLR, 3.444% (LIBOR - 3mo. + 2.4%), 7/15/2026 (n)	3,135,000	3,104,942
Cutwater 2015-1A Ltd., “BR”, FLR, 2.844% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	10,770,000	10,436,453
DT Auto Owner Trust, 2019-2A, “C”, 3.18%, 2/18/2025 (n)	37,740	37,750
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	892,520	892,370
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	7,904,407	7,757,629
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 2.744% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)	6,545,000	6,149,034
Invitation Homes 2018-SFR1 Trust, “B”, FLR, 2.223% (LIBOR - 1mo. + 0.7%), 3/17/2037 (n)	8,531,516	8,406,252
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	12,188,428	11,854,472
JPMorgan Chase Commercial Mortgage Securities Corp., 5.785%, 7/15/2042 (n)	15,038	12,347
JPMorgan Mortgage Trust, “A1”, 2.032%, 10/25/2033	63,192	58,863
LCCM 2021-FL2 Trust, “C”, FLR, 3.474% (LIBOR - 1mo. + 2.15%), 12/13/2038 (n)	1,985,500	1,879,296
Lehman Brothers Commercial Conduit Mortgage Trust, 1.063%, 2/18/2030 (i)	899	0
LoanCore 2018-CRE1 Ltd., “AS”, FLR, 2.824% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	8,900,000	8,774,608
LoanCore 2018-CRE1 Ltd., “C”, FLR, 3.874% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	2,340,000	2,324,025
LoanCore 2018-CRE1 Ltd., “C”, FLR, 3.274% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	1,836,900	1,791,723
LoanCore 2018-CRE3 Ltd., “B”, FLR, 2.924% (LIBOR - 1mo. + 1.6%), 4/15/2034 (n)	1,873,800	1,845,135
LoanCore 2019-CRE2 Ltd., “D”, FLR, 3.774% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	1,121,500	1,100,595
LoanCore 2019-CRE3 Ltd., “AS”, FLR, 2.694% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	1,359,553	1,353,181
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 3.074% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	5,666,000	5,406,005
LoanCore 2021-CRE5 Ltd., “B”, FLR, 3.324% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	5,318,000	4,956,764
LoanCore 2021-CRE6 Ltd., “B”, FLR, 3.224% (LIBOR - 1mo. + 1.9%), 11/15/2038 (n)	9,970,000	9,555,597
Madison Park Funding Ltd., 2017- 23A, “CR”, FLR, 3.224% (LIBOR - 3mo. + 2%), 7/27/2031 (n)	5,894,060	5,629,110
Merrill Lynch Mortgage Investors, Inc., “A”, 2.407%, 5/25/2036	59,551	58,260
Merrill Lynch Mortgage Investors, Inc., “A5”, 2.112%, 4/25/2035	82,920	75,112
MF1 2020-FL4 Ltd., “AS”, FLR, 3.548% (LIBOR - 1mo. + 2.1%), 11/15/2035 (n)	2,602,500	2,551,202
MF1 2021-FL5 Ltd., “C”, FLR, 3.148% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	2,589,000	2,459,993
MF1 2022-FL8 Ltd., “C”, FLR, 2.992% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	2,433,741	2,263,642
MF1 2022-FL8 Ltd., “D”, FLR, 3.442% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	1,407,473	1,315,699
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 2.894% (LIBOR - 3mo. + 1.85%), 10/15/2029 (n)	7,481,614	7,057,706
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	2,465,000	2,458,656
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 2.886% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	5,000,000	4,735,235
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 3.486% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	5,744,568	5,426,112
Palmer Square Loan Funding 2020-1A Ltd., “A2”, FLR, 2.828% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	3,930,000	3,843,674
Palmer Square Loan Funding 2020-1A Ltd., “B”, FLR, 3.378% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	3,453,628	3,308,040
Parallel 2015-1A Ltd., “C1R”, FLR, 2.812% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	1,680,000	1,649,983
Parallel 2015-1A Ltd., “C2R”, FLR, 2.812% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	1,810,000	1,752,500
PFP III 2021-7 Ltd., “B”, FLR, 2.909% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)	935,953	878,417
PFP III 2021-7 Ltd., “C”, FLR, 3.159% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	1,640,418	1,534,573
PFP III 2021-8 Ltd., “D”, FLR, 3.659% (LIBOR - 1mo. + 2.15%), 8/09/2037 (n)	3,737,500	3,519,460
Preferred Term Securities XIX Ltd., CDO, FLR, 2.178% (LIBOR - 3mo. + 0.35%), 12/22/2035 (n)	133,006	118,715
Race Point CLO Ltd., 2013-8A, “AR-2”, FLR, 2.518% (LIBOR - 3mo. + 1.04%), 2/20/2030 (n)	3,637,264	3,590,333
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 3.823% (LIBOR - 1mo. + 2.2%), 11/25/2036 (z)	1,340,000	1,234,391
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 4.573% (LIBOR - 1mo. + 2.95%), 11/25/2036 (z)	1,575,000	1,441,527
Residential Funding Mortgage Securities, Inc., FGIC, 4.456%, 12/25/2035	2,975	2,970
Santander Retail Auto Lease Trust, 2020-A, “C”, 2.56%, 3/20/2024 (n)	2,276,000	2,244,935
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	479,729	477,131
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	572,093	569,598
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 3.623% (LIBOR - 1mo. + 2.1%), 4/18/2038 (n)	2,027,000	1,950,218
Starwood Commercial Mortgage, 2022-FL3, “B”, FLR, 2.729% (SOFR - 30 day + 1.95%), 11/15/2038 (n)	1,391,000	1,322,291
Starwood Commercial Mortgage, 2022-FL3, “C”, FLR, 2.979% (SOFR - 30 day + 2.2%), 11/15/2038 (n)	2,632,000	2,463,469
TICP CLO 2018-IA Ltd., “A2”, FLR, 2.713% (LIBOR - 3mo. + 1.5%), 4/26/2028 (n)	6,750,828	6,579,713
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	5,865,766	5,763,056
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 9/15/2052	12,215,133	11,047,079
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 2.494% (LIBOR - 3mo. + 1.45%), 10/15/2030 (n)	1,957,793	1,861,415
Voya CLO 2012-4A Ltd., “BR3”, FLR, 2.994% (LIBOR - 3mo. + 1.95%), 10/15/2030 (n)	828,265	776,054
6

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 4.344% (LIBOR - 3mo. + 3.3%), 10/15/2030 (n)	$1,187,823	$ 1,069,522
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	13,071,416	12,747,157
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,970,000	3,831,389
Wells Fargo Commercial Mortgage Trust, 2018-C46, “A4”, 4.152%, 8/15/2051	1,430,000	1,413,423
		$310,990,242
Automotive – 0.1%
Volkswagen Group of America Finance LLC, 3.75%, 5/13/2030 (n)	$2,118,000	$ 1,944,911
Broadcasting – 1.3%
Discovery, Inc., 4.65%, 5/15/2050	$4,028,000	$ 3,167,464
Magallanes, Inc., 5.05%, 3/15/2042 (n)	5,334,000	4,538,114
Magallanes, Inc., 5.141%, 3/15/2052 (n)	4,694,000	3,939,909
Magallanes, Inc., 5.391%, 3/15/2062 (n)	1,915,000	1,601,895
Prosus N.V., 3.68%, 1/21/2030 (n)	4,905,000	3,907,743
WMG Acquisition Corp., 3%, 2/15/2031 (n)	5,200,000	4,033,432
		$21,188,557
Brokerage & Asset Managers – 1.4%
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	$6,058,000	$ 5,430,569
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	1,170,000	982,823
LPL Holdings, Inc., 4%, 3/15/2029 (n)	4,555,000	3,897,072
Morgan Stanley Domestic Holdings, Inc., 3.8%, 8/24/2027	5,272,000	5,034,346
Morgan Stanley Domestic Holdings, Inc., 4.5%, 6/20/2028	3,485,000	3,486,375
Raymond James Financial, Inc., 4.95%, 7/15/2046	4,683,000	4,563,708
		$23,394,893
Building – 0.7%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	$1,805,000	$ 1,546,001
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	1,243,000	1,185,992
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	4,065,000	3,206,269
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	2,760,000	2,035,826
Vulcan Materials Co., 3.5%, 6/01/2030	3,356,000	3,042,676
		$11,016,764
Business Services – 0.6%
Equinix, Inc., 2.15%, 7/15/2030	$4,789,000	$ 3,874,282
Fiserv, Inc., 3.5%, 7/01/2029	2,280,000	2,079,787
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	5,315,000	4,343,126
		$10,297,195
Cable TV – 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$4,025,000	$ 3,341,870
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	7,676,000	7,693,808
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	6,586,000	5,565,258
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	2,940,000	2,293,200
CSC Holdings LLC, 4.5%, 11/15/2031 (n)	4,065,000	3,134,725
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	2,905,000	2,647,181
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	3,995,000	3,336,584
Time Warner Cable, Inc., 4.5%, 9/15/2042	3,558,000	2,777,446
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	290,000	335,435
		$31,125,507
Chemicals – 0.2%
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	$3,100,000	$ 2,530,747
7

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – 0.6%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$9,950,000	$ 9,809,009
Computer Software - Systems – 0.2%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$3,745,000	$ 3,492,437
Conglomerates – 0.7%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$1,627,000	$ 1,448,030
Carrier Global Corp., 3.577%, 4/05/2050	6,276,000	4,749,807
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	4,993,000	4,821,760
		$11,019,597
Consumer Products – 0.3%
GSK Consumer Healthcare Capital US LLC, 3.375%, 3/24/2029 (n)	$1,510,000	$ 1,412,627
GSK Consumer Healthcare Capital US LLC, 3.625%, 3/24/2032 (n)	3,229,000	2,984,116
		$4,396,743
Consumer Services – 0.7%
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	$2,970,000	$ 2,338,875
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	2,145,000	1,736,944
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	6,221,000	4,224,628
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	2,145,000	1,290,344
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	5,511,321	1,446,953
		$11,037,744
Containers – 0.3%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	$5,530,000	$ 5,262,459
Electrical Equipment – 0.2%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$4,838,000	$ 4,014,301
Electronics – 0.9%
Broadcom, Inc., 4.15%, 11/15/2030	$2,376,000	$ 2,176,923
Broadcom, Inc., 3.469%, 4/15/2034 (n)	3,589,000	2,920,971
Broadcom, Inc., 3.137%, 11/15/2035 (n)	3,219,000	2,444,452
Broadcom, Inc., 3.187%, 11/15/2036 (n)	3,936,000	2,992,050
Broadcom, Inc., 4.926%, 5/15/2037 (n)	3,219,000	2,885,971
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.7%, 5/01/2025	508,000	482,896
		$13,903,263
Emerging Market Quasi-Sovereign – 0.1%
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)	$1,268,000	$ 1,027,683
Energy - Independent – 0.8%
Diamondback Energy, Inc., 4.4%, 3/24/2051	$1,999,000	$ 1,702,184
Energean Israel Finance Ltd., 4.875%, 3/30/2026	3,943,000	3,480,092
Energean Israel Finance Ltd., 5.375%, 3/30/2028	901,000	762,516
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)	2,197,000	2,028,270
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)	2,670,000	2,402,733
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030	3,294,000	2,505,285
		$12,881,080
Energy - Integrated – 0.2%
Eni S.p.A., 4%, 9/12/2023 (n)	$2,526,000	$ 2,513,605
8

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.5%, 9/15/2023	$4,803,000	$ 4,780,022
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	3,195,000	3,269,053
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3%, 10/29/2028	2,329,000	1,961,760
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	2,763,000	2,211,758
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)	5,681,000	5,581,392
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	4,592,000	4,396,496
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	2,890,000	2,498,452
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	1,779,000	1,647,437
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	2,615,000	2,132,670
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)	3,849,623	2,916,089
		$31,395,129
Food & Beverages – 0.6%
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/2039	$1,299,000	$ 1,320,690
Indofood CBP, 3.541%, 4/27/2032	5,223,000	4,048,131
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	4,965,000	4,698,376
		$10,067,197
Gaming & Lodging – 0.3%
Las Vegas Sands Corp., 3.5%, 8/18/2026	$3,253,000	$ 2,827,181
Marriott International, Inc., 3.5%, 10/15/2032	3,330,000	2,872,373
		$5,699,554
Insurance – 0.3%
Corebridge Financial, Inc., 3.9%, 4/05/2032 (n)	$3,293,000	$ 2,954,218
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)	442,000	376,930
Corebridge Financial, Inc., 4.4%, 4/05/2052 (n)	1,291,000	1,076,258
		$4,407,406
Insurance - Property & Casualty – 2.2%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$6,835,000	$ 6,742,243
American International Group, Inc., 3.9%, 4/01/2026	4,923,000	4,823,485
Aon Corp., 3.75%, 5/02/2029	7,982,000	7,539,041
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	1,429,000	1,028,731
Brown & Brown, Inc., 4.95%, 3/17/2052	3,943,000	3,458,691
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	5,692,000	5,656,093
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	1,060,000	916,220
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	2,900,000	2,202,459
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048	3,155,000	2,789,759
		$35,156,722
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 4.875%, 9/21/2038 (n)	$2,687,000	$ 2,378,612
Machinery & Tools – 0.2%
CNH Industrial Capital LLC, 3.85%, 11/15/2027	$3,223,000	$ 3,034,607
Major Banks – 8.3%
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	$8,192,000	$ 7,628,866
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	9,824,000	8,302,488
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR + 1.21%) to 10/20/2032	10,928,000	9,013,546
Bank of America Corp., 6.5% to 10/23/2024, FLR (LIBOR - 3mo. + 4.174%) to 10/23/2049	3,843,000	3,806,031
Bank of America Corp., 6.1%, 12/29/2049	8,096,000	7,971,969
Bank of America Corp., 5.875% to 3/15/2028, FLR (LIBOR - 3mo. + 2.931%) to 12/31/2059	5,924,000	5,201,458
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	3,191,000	3,136,101
9

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	$3,776,000	$ 3,035,081
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR - 1 day + 1.73%) to 5/14/2032 (n)	1,689,000	1,344,093
Credit Suisse Group Fund (Guernsey) Ltd., 3.75%, 3/26/2025	3,021,000	2,926,258
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	5,055,000	4,362,375
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	6,000,000	5,117,503
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	6,176,000	4,644,404
HSBC Holdings PLC, 4.7% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	2,447,000	2,051,353
JPMorgan Chase & Co., 3.509%, 1/23/2029	2,290,000	2,141,958
JPMorgan Chase & Co., 4.005% to 4/23/2028, FLR (LIBOR - 3mo. + 1.12%) to 4/23/2029	11,383,000	10,910,246
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR (LIBOR - 3mo. + 1.26%) to 7/23/2029	2,576,000	2,484,513
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	4,435,000	3,829,106
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	6,741,000	5,600,687
Lloyds Bank PLC, 3.75%, 1/11/2027	2,765,000	2,669,327
Mitsubishi UFJ Financial Group, Inc., 2.048%, 7/17/2030	8,031,000	6,548,743
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	6,985,000	5,771,387
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	9,717,000	7,995,298
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	1,311,000	1,243,045
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2069 (n)	7,084,000	5,182,654
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	4,524,000	4,487,976
Wells Fargo & Co., 2.572% to 2/11/2030, FLR (LIBOR - 3mo. +1%) to 2/11/2031	4,514,000	3,880,356
Westpac Banking Corp., 2.894% to 2/4/2025, FLR (CMT - 5yr. + 1.35%) to 2/04/2030	5,356,000	5,074,583
		$136,361,405
Medical & Health Technology & Services – 2.2%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$593,000	$ 554,292
Alcon, Inc., 2.6%, 5/27/2030 (n)	1,096,000	931,904
CommonSpirit Health, 2.95%, 11/01/2022	6,666,000	6,668,288
DaVita, Inc., 4.625%, 6/01/2030 (n)	2,840,000	2,214,808
HCA Healthcare, Inc., 4.375%, 3/15/2042 (n)	3,251,000	2,616,477
HCA Healthcare, Inc., 4.625%, 3/15/2052 (n)	2,141,000	1,712,932
HCA, Inc., 5.25%, 6/15/2026	1,458,000	1,450,596
HCA, Inc., 4.125%, 6/15/2029	4,581,000	4,176,889
Northwell Healthcare, Inc., 3.979%, 11/01/2046	1,503,000	1,305,738
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	7,120,000	6,732,594
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	2,562,000	2,643,133
Tower Health, 4.451%, 2/01/2050	6,211,000	4,173,792
		$35,181,443
Metals & Mining – 1.1%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$2,504,000	$ 2,157,861
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	3,434,000	3,158,191
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	2,927,000	2,435,468
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	4,511,000	3,873,636
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	4,010,000	3,310,734
Novelis Corp., 3.25%, 11/15/2026 (n)	759,000	641,564
Novelis Corp., 3.875%, 8/15/2031 (n)	2,661,000	2,049,476
		$17,626,930
Midstream – 2.4%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	$3,855,000	$ 3,042,256
Cheniere Energy Partners LP, 4.5%, 10/01/2029	2,483,000	2,216,574
Enbridge, Inc., 4.25%, 12/01/2026	4,734,000	4,685,023
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	6,350,000	7,408,985
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	2,040,000	2,040,194
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	2,612,000	2,406,631
MPLX LP, 4.95%, 3/14/2052	6,323,000	5,464,068
10

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
ONEOK, Inc., 5.2%, 7/15/2048	$2,708,000	$ 2,400,937
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	2,839,000	2,501,327
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	2,675,000	2,572,704
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	1,975,000	1,892,678
Targa Resources Corp., 4.2%, 2/01/2033	930,000	842,436
Targa Resources Corp., 4.95%, 4/15/2052	1,533,000	1,313,704
		$38,787,517
Mortgage-Backed – 20.7%
Fannie Mae, 6%, 8/01/2022 - 3/01/2039	$1,050,838	$ 1,139,848
Fannie Mae, 2.68%, 3/01/2023	1,550,195	1,550,100
Fannie Mae, 2.41%, 5/01/2023	1,808,021	1,802,847
Fannie Mae, 2.55%, 5/01/2023	924,908	922,807
Fannie Mae, 5.5%, 6/01/2023 - 4/01/2040	4,186,748	4,478,637
Fannie Mae, 5%, 7/01/2023 - 3/01/2042	2,809,390	2,950,914
Fannie Mae, 4.5%, 5/01/2024 - 6/01/2044	9,135,378	9,394,182
Fannie Mae, 3.5%, 3/01/2026 - 7/01/2046	7,257,766	7,126,096
Fannie Mae, 3.95%, 1/01/2027	323,096	331,636
Fannie Mae, 3%, 11/01/2028 - 8/01/2047	6,648,015	6,375,928
Fannie Mae, 2.5%, 11/01/2031 - 11/01/2046	825,770	754,976
Fannie Mae, 6.5%, 7/01/2032 - 1/01/2033	2,383	2,528
Fannie Mae, 3%, 2/25/2033 (i)	429,823	41,333
Fannie Mae, 4%, 12/01/2039 - 1/01/2047	14,995,841	15,154,030
Fannie Mae, 3.25%, 5/25/2040	152,266	149,047
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	347,191	331,100
Fannie Mae, 4%, 7/25/2046 (i)	439,952	83,285
Fannie Mae, 3.5%, 12/01/2046 (f)	1,488,537	1,459,768
Fannie Mae, UMBS, 1.5%, 2/01/2042	184,666	158,210
Fannie Mae, UMBS, 2%, 2/01/2042 - 3/01/2052	22,825,959	20,081,122
Fannie Mae, UMBS, 2.5%, 3/01/2042 - 4/01/2052	32,140,467	29,138,835
Fannie Mae, UMBS, 3%, 6/01/2051 - 1/01/2052	5,990,770	5,617,763
Fannie Mae, UMBS, 3.5%, 5/01/2052	921,969	888,503
Federal Home Loan Bank, 5%, 7/01/2035	881,602	928,092
Freddie Mac, 3.32%, 2/25/2023	3,785,289	3,783,333
Freddie Mac, 3.531%, 7/25/2023	2,401,000	2,405,739
Freddie Mac, 2.67%, 12/25/2024	2,784,000	2,733,304
Freddie Mac, 2.811%, 1/25/2025	3,492,775	3,438,476
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	1,606,802	1,620,632
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	2,416,395	2,495,338
Freddie Mac, 3.3%, 10/25/2026	2,958,000	2,937,767
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	11,434,264	10,911,054
Freddie Mac, 4.06%, 10/25/2028	2,129,000	2,178,774
Freddie Mac, 1.218%, 7/25/2029 (i)	4,046,369	259,170
Freddie Mac, 1.268%, 8/25/2029 (i)	6,989,917	465,936
Freddie Mac, 1.984%, 4/25/2030 (i)	1,901,414	230,081
Freddie Mac, 5.5%, 5/01/2034 - 1/01/2038	183,391	196,221
Freddie Mac, 6%, 8/01/2034 - 7/01/2038	52,166	55,854
Freddie Mac, 5%, 11/01/2035 - 7/01/2041	844,351	886,316
Freddie Mac, 5.5%, 2/15/2036 (i)	82,752	14,150
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	12,629,800	12,406,940
Freddie Mac, 4.5%, 12/15/2040 (i)	72,488	6,712
Freddie Mac, 4%, 8/15/2044 (i)	94,855	11,303
Freddie Mac, 3.25%, 11/25/2061	843,089	806,973
Freddie Mac, UMBS, 2%, 2/01/2042 - 5/01/2052	38,761,828	33,755,402
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	1,035,984	1,005,761
Freddie Mac, UMBS, 3%, 3/01/2047 - 6/01/2050	2,663,408	2,506,957
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 5/01/2052	10,638,440	9,596,122
11

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	$1,048,803	$ 1,129,414
Ginnie Mae, 6%, 1/20/2036 - 1/15/2039	100,754	109,317
Ginnie Mae, 4.5%, 4/15/2039 - 9/20/2041	4,409,980	4,605,278
Ginnie Mae, 4%, 10/20/2040 - 3/20/2048	1,393,894	1,415,109
Ginnie Mae, 3.5%, 11/15/2040 - 9/20/2048	6,896,734	6,798,117
Ginnie Mae, 3%, 11/20/2044 - 2/20/2052	10,349,798	9,865,089
Ginnie Mae, 2.5%, 8/20/2051 - 11/20/2051	9,352,879	8,590,040
Ginnie Mae, 2%, 1/20/2052	4,335,660	3,856,964
Ginnie Mae, TBA, 3%, 7/21/2052	6,125,000	5,773,291
Ginnie Mae, TBA, 3.5%, 7/21/2052	4,350,000	4,226,297
Ginnie Mae, TBA, 5%, 7/21/2052	5,700,000	5,840,719
Ginnie Mae, TBA, 4.5%, 8/15/2052	10,675,000	10,789,256
Ginnie Mae, TBA, 4%, 8/18/2052	11,674,452	11,595,786
UMBS, TBA, 2.5%, 7/25/2037 - 8/11/2052	24,375,000	22,113,081
UMBS, TBA, 2%, 8/16/2037 - 8/11/2052	26,325,000	23,728,412
UMBS, TBA, 3%, 8/16/2037	3,625,000	3,535,945
UMBS, TBA, 3.5%, 7/14/2052	4,125,000	3,966,768
UMBS, TBA, 5%, 7/14/2052	975,000	995,109
UMBS, TBA, 4%, 7/25/2052	3,600,000	3,549,867
UMBS, TBA, 5.5%, 8/11/2052	425,000	439,875
		$338,493,636
Municipals – 2.9%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	$765,000	$ 753,530
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	8,850,000	8,222,376
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	1,295,000	1,088,667
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, Taxable, “B”, AGM, 0%, 2/15/2023	13,215,000	12,971,598
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	8,019,000	9,009,099
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	3,770,000	3,340,383
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.615%, 6/01/2030	3,250,000	3,695,215
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.765%, 6/01/2040	2,195,000	2,647,879
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	7,272,000	6,317,391
		$48,046,138
Natural Gas - Distribution – 0.8%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$9,122,000	$ 8,473,261
NiSource, Inc., 3.6%, 5/01/2030	4,171,000	3,821,385
		$12,294,646
Network & Telecom – 0.2%
Verizon Communications, Inc., 2.1%, 3/22/2028	$1,510,000	$ 1,341,215
Verizon Communications, Inc., 4.272%, 1/15/2036	2,647,000	2,492,200
		$3,833,415
Oils – 0.1%
Marathon Petroleum Corp., 5.85%, 12/15/2045	$2,507,000	$ 2,400,970
Other Banks & Diversified Financials – 1.6%
Bangkok Bank (Hong Kong), 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034 (n)	$4,138,000	$ 3,619,343
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	2,570,000	2,574,074
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	5,458,000	5,366,367
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	4,694,000	4,245,507
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	11,447,000	10,585,951
		$26,391,242
12

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – 0.4%
Boston Properties Ltd. LP, REIT, 2.55%, 4/01/2032	$7,238,000	$ 5,760,315
Retailers – 0.2%
MercadoLibre, Inc., 3.125%, 1/14/2031	$5,002,000	$ 3,602,991
Specialty Stores – 0.2%
Penske Automotive Group Co., 3.75%, 6/15/2029	$4,605,000	$ 3,834,399
Telecommunications - Wireless – 1.7%
American Tower Corp., REIT, 3.55%, 7/15/2027	$5,232,000	$ 4,904,996
American Tower Corp., REIT, 3.8%, 8/15/2029	1,403,000	1,287,791
Crown Castle International Corp., 3.8%, 2/15/2028	3,824,000	3,607,851
Crown Castle International Corp., 3.25%, 1/15/2051	146,000	104,731
Rogers Communications, Inc., 4.5%, 3/15/2042 (n)	6,129,000	5,444,618
Rogers Communications, Inc., 4.55%, 3/15/2052 (n)	6,129,000	5,382,229
SBA Communications Corp., 3.875%, 2/15/2027	2,055,000	1,875,783
SBA Communications Corp., 3.125%, 2/01/2029	4,025,000	3,294,463
T-Mobile USA, Inc., 2.55%, 2/15/2031	1,939,000	1,631,561
T-Mobile USA, Inc., 4.375%, 4/15/2040	635,000	566,818
		$28,100,841
Tobacco – 0.6%
B.A.T. Capital Corp., 4.742%, 3/16/2032	$5,611,000	$ 4,986,981
B.A.T. International Finance PLC, 4.448%, 3/16/2028	4,936,000	4,672,702
		$9,659,683
Transportation - Services – 0.3%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$3,603,000	$ 4,225,717
U.S. Government Agencies and Equivalents – 1.1%
Small Business Administration, 4.93%, 1/01/2024	$1,631	$ 1,631
Small Business Administration, 4.34%, 3/01/2024	2,854	2,827
Small Business Administration, 4.99%, 9/01/2024	2,916	2,892
Small Business Administration, 4.86%, 1/01/2025	6,435	6,409
Small Business Administration, 4.625%, 2/01/2025	8,360	8,308
Small Business Administration, 5.11%, 4/01/2025	3,913	3,901
Small Business Administration, 4.43%, 5/01/2029	107,322	107,924
Small Business Administration, 3.21%, 9/01/2030	1,749,259	1,700,972
Small Business Administration, 3.25%, 11/01/2030	153,353	149,282
Small Business Administration, 2.85%, 9/01/2031	351,597	338,247
Small Business Administration, 2.37%, 8/01/2032	269,687	260,619
Small Business Administration, 2.13%, 1/01/2033	1,303,261	1,233,238
Small Business Administration, 2.21%, 2/01/2033	361,762	341,122
Small Business Administration, 2.22%, 3/01/2033	1,081,416	1,018,012
Small Business Administration, 2.08%, 4/01/2033	1,856,085	1,751,612
Small Business Administration, 2.45%, 6/01/2033	1,918,615	1,811,843
Small Business Administration, 3.15%, 7/01/2033	2,785,781	2,708,881
Small Business Administration, 3.16%, 8/01/2033	3,114,249	3,068,890
Small Business Administration, 3.62%, 9/01/2033	2,856,941	2,855,160
		$17,371,770
U.S. Treasury Obligations – 15.6%
U.S. Treasury Bonds, 1.375%, 11/15/2040 (f)	$30,300,000	$ 21,821,918
U.S. Treasury Bonds, 1.75%, 8/15/2041	9,700,000	7,378,441
U.S. Treasury Bonds, 2.375%, 2/15/2042	9,900,000	8,394,891
13

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 2.375%, 11/15/2049	$14,700,000	$ 12,415,758
U.S. Treasury Bonds, 1.625%, 11/15/2050	3,500,000	2,461,621
U.S. Treasury Bonds, 2.25%, 2/15/2052	5,700,000	4,690,922
U.S. Treasury Notes, 0.125%, 12/31/2022	13,800,000	13,635,047
U.S. Treasury Notes, 0.375%, 10/31/2023	60,000,000	57,984,375
U.S. Treasury Notes, 0.75%, 12/31/2023	49,500,000	47,887,383
U.S. Treasury Notes, 2.25%, 3/31/2024	79,500,000	78,500,039
		$255,170,395
Utilities - Electric Power – 1.4%
Calpine Corp., 3.75%, 3/01/2031 (n)	$3,680,000	$ 2,993,312
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	3,655,000	3,288,337
FirstEnergy Corp., 5.35%, 7/15/2047	2,074,000	1,751,265
FirstEnergy Corp., 3.4%, 3/01/2050	2,429,000	1,646,619
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	5,303,000	4,510,486
Pacific Gas & Electric Co., 3%, 6/15/2028	2,630,000	2,265,849
Pacific Gas & Electric Co., 3.3%, 8/01/2040	8,840,000	6,094,862
		$22,550,730
Total Bonds (Identified Cost, $1,743,111,758)		$1,607,279,084
Investment Companies (h) – 6.9%
Money Market Funds – 6.9%
MFS Institutional Money Market Portfolio, 1.21% (v) (Identified Cost, $112,561,187)	112,567,442	$ 112,556,186
Other Assets, Less Liabilities – (5.3)%		(86,493,156)
Net Assets – 100.0%		$1,633,342,114
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $112,556,186 and $1,607,279,084, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $448,329,537, representing 27.4% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, 0%, 12/25/2036	10/25/06	$7	$7
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 3.823% (LIBOR - 1mo. + 2.2%), 11/25/2036	11/12/21	1,340,000	1,234,391
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 4.573% (LIBOR - 1mo. + 2.95%), 11/25/2036	11/12/21	1,575,000	1,441,527
Total Restricted Securities			$2,675,925
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:
14

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 6/30/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	468	$52,533,000	September – 2022	$55,980
U.S. Treasury Ultra Note 10 yr	Short	USD	94	11,973,250	September – 2022	190,777
						$246,757
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	690	$144,910,782	September – 2022	$(1,002,458)
U.S. Treasury Ultra Bond	Long	USD	714	110,201,437	September – 2022	(3,251,688)
						$(4,254,146)
At June 30, 2022, the fund had cash collateral of $199,000 and other liquid securities with an aggregate value of $5,233,730 to cover any collateral or margin obligations for certain derivative contracts.  Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
15

MFS Total Return Bond Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/22 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,743,111,758)	$1,607,279,084
Investments in affiliated issuers, at value (identified cost, $112,561,187)	112,556,186
Restricted cash for MBS/TBA	199,000
Receivables for
Net daily variation margin on open futures contracts	1,613,227
TBA sale commitments	27,149,332
Fund shares sold	291,222
Interest and dividends	11,368,050
Other assets	2,482
Total assets	$1,760,458,583
Liabilities
Payables for
TBA purchase commitments	$124,408,960
Fund shares reacquired	2,395,138
Payable to affiliates
Investment adviser	43,286
Administrative services fee	1,545
Shareholder servicing costs	468
Distribution and/or service fees	11,715
Payable for independent Trustees' compensation	417
Accrued expenses and other liabilities	254,940
Total liabilities	$127,116,469
Net assets	$1,633,342,114
Net assets consist of
Paid-in capital	$1,749,051,078
Total distributable earnings (loss)	(115,708,964)
Net assets	$1,633,342,114
Shares of beneficial interest outstanding	136,929,997
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$774,376,096	64,226,528	$12.06
Service Class	858,966,018	72,703,469	11.81
See Notes to Financial Statements
16

MFS Total Return Bond Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/22
Net investment income (loss)
Income
Interest	$26,630,772
Dividends from affiliated issuers	195,161
Other	5,425
Total investment income	$26,831,358
Expenses
Management fee	$4,467,288
Distribution and/or service fees	1,178,291
Shareholder servicing costs	24,010
Administrative services fee	138,831
Independent Trustees' compensation	14,239
Custodian fee	49,951
Shareholder communications	36,536
Audit and tax fees	41,610
Legal fees	4,491
Miscellaneous	66,628
Total expenses	$6,021,875
Reduction of expenses by investment adviser	(125,728)
Net expenses	$5,896,147
Net investment income (loss)	$20,935,211
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(30,557,184)
Affiliated issuers	(2,105)
Futures contracts	(21,878,135)
Forward foreign currency exchange contracts	782,264
Foreign currency	(631)
Net realized gain (loss)	$(51,655,791)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(187,682,498)
Affiliated issuers	(5,001)
Futures contracts	(5,660,831)
Forward foreign currency exchange contracts	(2,206,397)
Translation of assets and liabilities in foreign currencies	1,424,018
Net unrealized gain (loss)	$(194,130,709)
Net realized and unrealized gain (loss)	$(245,786,500)
Change in net assets from operations	$(224,851,289)
See Notes to Financial Statements
17

MFS Total Return Bond Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21
Change in net assets
From operations
Net investment income (loss)	$20,935,211	$39,629,635
Net realized gain (loss)	(51,655,791)	18,916,024
Net unrealized gain (loss)	(194,130,709)	(76,149,455)
Change in net assets from operations	$(224,851,289)	$(17,603,796)
Total distributions to shareholders	$—	$(52,872,122)
Change in net assets from fund share transactions	$(113,722,799)	$31,041,630
Total change in net assets	$(338,574,088)	$(39,434,288)
Net assets
At beginning of period	1,971,916,202	2,011,350,490
At end of period	$1,633,342,114	$1,971,916,202
See Notes to Financial Statements
18

MFS Total Return Bond Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$13.63	$14.12	$13.48	$12.65	$13.22	$13.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.29	$0.37	$0.42	$0.39	$0.36
Net realized and unrealized gain (loss)	(1.73)	(0.40)	0.76	0.87	(0.53)	0.22
Total from investment operations	$(1.57)	$(0.11)	$1.13	$1.29	$(0.14)	$0.58
Less distributions declared to shareholders
From net investment income	$—	$(0.38)	$(0.49)	$(0.46)	$(0.43)	$(0.45)
From net realized gain	—	(0.00)(w)	—	—	—	—
Total distributions declared to shareholders	$—	$(0.38)	$(0.49)	$(0.46)	$(0.43)	$(0.45)
Net asset value, end of period (x)	$12.06	$13.63	$14.12	$13.48	$12.65	$13.22
Total return (%) (k)(r)(s)(x)	(11.52)(n)	(0.81)	8.47	10.21	(1.09)	4.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.54(a)	0.54	0.54	0.54	0.54	0.54
Expenses after expense reductions	0.53(a)	0.53	0.53	0.53	0.53	0.53
Net investment income (loss)	2.48(a)	2.10	2.71	3.14	3.04	2.70
Portfolio turnover	78(n)	161	112	79	48	47
Net assets at end of period (000 omitted)	$774,376	$928,578	$921,342	$939,179	$862,752	$997,415

See Notes to Financial Statements
19

MFS Total Return Bond Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$13.37	$13.86	$13.24	$12.43	$12.99	$12.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.25	$0.33	$0.38	$0.35	$0.32
Net realized and unrealized gain (loss)	(1.70)	(0.40)	0.74	0.85	(0.52)	0.22
Total from investment operations	$(1.56)	$(0.15)	$1.07	$1.23	$(0.17)	$0.54
Less distributions declared to shareholders
From net investment income	$—	$(0.34)	$(0.45)	$(0.42)	$(0.39)	$(0.42)
From net realized gain	—	(0.00)(w)	—	—	—	—
Total distributions declared to shareholders	$—	$(0.34)	$(0.45)	$(0.42)	$(0.39)	$(0.42)
Net asset value, end of period (x)	$11.81	$13.37	$13.86	$13.24	$12.43	$12.99
Total return (%) (k)(r)(s)(x)	(11.67)(n)	(1.07)	8.17	9.92	(1.33)	4.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.79(a)	0.79	0.79	0.79	0.79	0.79
Expenses after expense reductions	0.78(a)	0.78	0.78	0.78	0.78	0.78
Net investment income (loss)	2.23(a)	1.85	2.46	2.89	2.79	2.45
Portfolio turnover	78(n)	161	112	79	48	47
Net assets at end of period (000 omitted)	$858,966	$1,043,338	$1,090,009	$1,105,005	$1,137,033	$1,449,260
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
20

MFS Total Return Bond Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Total Return Bond Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and
21

MFS Total Return Bond Series
Notes to Financial Statements (unaudited) - continued
financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$272,542,165	$—	$272,542,165
Non - U.S. Sovereign Debt	—	3,406,295	—	3,406,295
Municipal Bonds	—	48,046,138	—	48,046,138
U.S. Corporate Bonds	—	441,112,524	—	441,112,524
Residential Mortgage-Backed Securities	—	347,168,451	—	347,168,451
Commercial Mortgage-Backed Securities	—	132,143,631	—	132,143,631
Asset-Backed Securities (including CDOs)	—	170,171,796	—	170,171,796
Foreign Bonds	—	192,688,084	—	192,688,084
Mutual Funds	112,556,186	—	—	112,556,186
Total	$112,556,186	$1,607,279,084	$—	$1,719,835,270
Other Financial Instruments
Futures Contracts – Assets	$246,757	$—	$—	$246,757
Futures Contracts – Liabilities	(4,254,146)	—	—	(4,254,146)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2022 as reported in the Statement of Assets and Liabilities:
22

MFS Total Return Bond Series
Notes to Financial Statements (unaudited) - continued
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$246,757	$(4,254,146)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts agreements is separately reported within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(21,878,135)	$—
Foreign Exchange	—	782,264
Total	$(21,878,135)	$782,264
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(5,660,831)	$—
Foreign Exchange	—	(2,206,397)
Total	$(5,660,831)	$(2,206,397)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
23

MFS Total Return Bond Series
Notes to Financial Statements (unaudited) - continued
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. Interest income is recorded on the accrual basis.
All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA
24

MFS Total Return Bond Series
Notes to Financial Statements (unaudited) - continued
purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance. At the time that it enters into a TBA transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/21
Ordinary income (including any short-term capital gains)	$52,722,119
Long-term capital gains	150,003
Total distributions	$52,872,122
The federal tax cost and the tax basis components of distributable earnings were as follows:
25

MFS Total Return Bond Series
Notes to Financial Statements (unaudited) - continued
As of 6/30/22
Cost of investments	$1,859,608,689
Gross appreciation	1,577,263
Gross depreciation	(141,350,682)
Net unrealized appreciation (depreciation)	$(139,773,419)
As of 12/31/21
Undistributed ordinary income	43,458,955
Undistributed long-term capital gain	19,446,367
Other temporary differences	(1,424,018)
Net unrealized appreciation (depreciation)	47,661,021
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/22	Year ended 12/31/21
Initial Class	$—	$25,516,208
Service Class	—	27,355,914
Total	$—	$52,872,122
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.50%
In excess of $2.5 billion and up to $5 billion	0.45%
In excess of $5 billion	0.40%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2022, this management fee reduction amounted to $125,728, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2022, the fee was $23,337, which equated to 0.0026% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2022, these costs amounted to $673.
26

MFS Total Return Bond Series
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.0156% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2022, purchases and sales of investments, other than and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$1,245,203,511	$1,191,923,553
Non-U.S. Government securities	128,626,714	296,690,103
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	2,393,613	$30,561,075	9,966,924	$138,196,906
Service Class	2,323,829	29,228,742	11,172,713	151,938,632
	4,717,442	$59,789,817	21,139,637	$290,135,538
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,825,002	$25,020,775
Service Class	—	—	2,032,386	27,355,914
	—	$—	3,857,388	$52,376,689
Shares reacquired
Initial Class	(6,292,997)	$(79,178,818)	(8,934,395)	$(123,643,623)
Service Class	(7,638,852)	(94,333,798)	(13,841,391)	(187,826,974)
	(13,931,849)	$(173,512,616)	(22,775,786)	$(311,470,597)
Net change
Initial Class	(3,899,384)	$(48,617,743)	2,857,531	$39,574,058
Service Class	(5,315,023)	(65,105,056)	(636,292)	(8,532,428)
	(9,214,407)	$(113,722,799)	2,221,239	$31,041,630
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Conservative Allocation Portfolio were the owners of record of approximately 8% and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Growth Allocation Portfolio was the owner of record of less than 1% of the value of the outstanding voting shares of the fund.
27

MFS Total Return Bond Series
Notes to Financial Statements (unaudited) - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2022, the fund’s commitment fee and interest expense were $3,798 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$124,732,002	$487,785,184	$499,953,894	$(2,105)	$(5,001)	$112,556,186
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$195,161	$—
(8)  LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
28

MFS Total Return Bond Series
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
29

MFS Total Return Bond Series
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
30

Semiannual Report
June 30, 2022
MFS®  Total Return Series
MFS® Variable Insurance Trust
VTR-SEM

MFS® Total Return Series
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Total Return Series
LETTER FROM THE CHAIR AND CEO
Dear Contract Owners:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its July meeting, the U.S. Federal Reserve undertook a second consecutive 0.75% rate hike, matching its largest since 1994. Having reached what it believes is a neutral policy stance, the Fed says it intends to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside of Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
August 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

MFS Total Return Series
Portfolio Composition
Portfolio structure (i)
Top ten holdings (i)
U.S. Treasury Note 5 yr, 9/30/2022	2.9%
U.S. Treasury Notes, 0.375%, 11/30/2025	2.6%
U.S. Treasury Notes, 1.375%, 1/31/2025	2.5%
Microsoft Corp.	2.2%
Goldman Sachs Group, Inc.	2.1%
Cigna Corp.	1.9%
Johnson & Johnson	1.8%
UMBS, TBA, 2.5%, 30 year	1.7%
U.S. Treasury Bonds, 2.375%, 11/15/2049	1.7%
Charles Schwab Corp.	1.7%
Composition including fixed income credit quality (a)(i)
AAA	4.6%
AA	1.9%
A	4.2%
BBB	8.6%
BB	0.2%
B (o)	0.0%
CCC (o)	0.0%
U.S. Government	8.8%
Federal Agencies	11.2%
Not Rated	3.6%
Non-Fixed Income	59.7%
Cash & Cash Equivalents	0.8%
Other	(3.6)%
GICS equity sectors (g)
Financials	14.1%
Health Care	11.0%
Industrials	8.4%
Information Technology	7.6%
Consumer Staples	5.1%
Communication Services	3.7%
Energy	2.4%
Utilities	2.3%
Consumer Discretionary	2.1%
Materials	1.9%
Convertible Debt	0.8%
Real Estate	0.3%
Fixed income sectors (i)
Investment Grade Corporates	12.6%
U.S. Treasury Securities	12.4%
Mortgage-Backed Securities	11.2%
Collateralized Debt Obligations	3.4%
Commercial Mortgage-Backed Securities	2.1%
Municipal Bonds	0.4%
Asset-Backed Securities	0.3%
Non-U.S. Government Bonds	0.3%
Emerging Markets Bonds	0.3%
High Yield Corporates	0.1%
U.S. Government Agencies (o)	0.0%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities,

MFS Total Return Series
Portfolio Composition - continued
and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(o)	Less than 0.1%.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of June 30, 2022.
The portfolio is actively managed and current holdings may be different.

MFS Total Return Series
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2022 through June 30, 2022
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Expenses Paid During Period (p) 1/01/22-6/30/22
Initial Class	Actual	0.61%	$1,000.00	$872.21	$2.83
	Hypothetical (h)	0.61%	$1,000.00	$1,021.77	$3.06
Service Class	Actual	0.86%	$1,000.00	$870.86	$3.99
	Hypothetical (h)	0.86%	$1,000.00	$1,020.53	$4.31
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MFS Total Return Series
Portfolio of Investments − 6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 58.3%
Aerospace & Defense – 2.4%
Honeywell International, Inc.	108,013	$ 18,773,740
Howmet Aerospace, Inc.	276,315	8,690,107
L3Harris Technologies, Inc.	70,025	16,925,042
Northrop Grumman Corp.	19,332	9,251,715
		$53,640,604
Alcoholic Beverages – 0.4%
Constellation Brands, Inc., “A”	35,302	$ 8,227,484
Automotive – 1.4%
Aptiv PLC (a)	81,117	$ 7,225,091
Lear Corp.	77,365	9,739,480
LKQ Corp.	269,334	13,221,606
		$30,186,177
Broadcasting – 0.4%
Omnicom Group, Inc.	109,911	$ 6,991,438
Warner Bros. Discovery, Inc. (a)	196,366	2,635,232
		$9,626,670
Brokerage & Asset Managers – 2.8%
Cboe Global Markets, Inc.	71,206	$ 8,059,807
Charles Schwab Corp.	575,266	36,345,306
Invesco Ltd.	416,006	6,710,177
NASDAQ, Inc.	73,312	11,183,013
		$62,298,303
Business Services – 2.7%
Accenture PLC, “A”	42,088	$ 11,685,733
Amdocs Ltd.	160,807	13,396,831
Cognizant Technology Solutions Corp., “A”	126,332	8,526,147
Equifax, Inc.	16,582	3,030,858
Fidelity National Information Services, Inc.	138,184	12,667,327
Fiserv, Inc. (a)	107,269	9,543,723
		$58,850,619
Cable TV – 1.6%
Comcast Corp., “A”	877,099	$ 34,417,365
Chemicals – 0.5%
PPG Industries, Inc.	103,935	$ 11,883,928
Computer Software – 2.5%
Microsoft Corp.	186,636	$ 47,933,724
Oracle Corp.	82,466	5,761,899
		$53,695,623
Construction – 1.6%
Masco Corp.	369,979	$ 18,720,937
Stanley Black & Decker, Inc.	104,337	10,940,778
Vulcan Materials Co.	45,106	6,409,563
		$36,071,278

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 0.7%
Colgate-Palmolive Co.	109,633	$ 8,785,989
Kimberly-Clark Corp.	53,582	7,241,607
		$16,027,596
Consumer Services – 0.2%
Booking Holdings, Inc. (a)	1,950	$ 3,410,530
Electrical Equipment – 1.0%
Johnson Controls International PLC	425,880	$ 20,391,135
TE Connectivity Ltd.	19,368	2,191,489
		$22,582,624
Electronics – 2.3%
Applied Materials, Inc.	107,349	$ 9,766,612
Intel Corp.	362,451	13,559,292
NXP Semiconductors N.V.	56,199	8,319,138
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	95,382	7,797,479
Texas Instruments, Inc.	77,965	11,979,322
		$51,421,843
Energy - Independent – 2.4%
ConocoPhillips	236,504	$ 21,240,424
Hess Corp.	162,794	17,246,397
Pioneer Natural Resources Co.	63,302	14,121,410
		$52,608,231
Food & Beverages – 1.9%
Archer Daniels Midland Co.	103,185	$ 8,007,156
Danone S.A.	108,035	6,029,846
General Mills, Inc.	117,373	8,855,793
J.M. Smucker Co.	33,456	4,282,702
Mondelez International, Inc.	96,815	6,011,243
PepsiCo, Inc.	45,806	7,634,028
		$40,820,768
Food & Drug Stores – 0.6%
Wal-Mart Stores, Inc.	109,144	$ 13,269,727
General Merchandise – 0.2%
Dollar Tree, Inc. (a)	22,024	$ 3,432,440
Health Maintenance Organizations – 1.9%
Cigna Corp.	158,909	$ 41,875,700
Insurance – 3.3%
Aon PLC	83,481	$ 22,513,156
Chubb Ltd.	113,362	22,284,702
Travelers Cos., Inc.	72,318	12,231,143
Willis Towers Watson PLC	81,817	16,149,858
		$73,178,859
Internet – 0.5%
Alphabet, Inc., “A” (a)	4,674	$ 10,185,861

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.3%
Electronic Arts, Inc.	55,598	$ 6,763,497
Machinery & Tools – 2.5%
Eaton Corp. PLC	220,581	$ 27,791,000
Ingersoll Rand, Inc.	284,572	11,974,790
PACCAR, Inc.	77,835	6,408,934
Regal Rexnord Corp.	72,621	8,243,936
		$54,418,660
Major Banks – 6.0%
Bank of America Corp.	862,444	$ 26,847,882
Goldman Sachs Group, Inc.	155,722	46,252,548
JPMorgan Chase & Co.	290,982	32,767,483
Morgan Stanley	177,969	13,536,322
PNC Financial Services Group, Inc.	74,585	11,767,276
		$131,171,511
Medical & Health Technology & Services – 1.5%
ICON PLC (a)	33,791	$ 7,322,509
McKesson Corp.	50,251	16,392,379
Quest Diagnostics, Inc.	61,643	8,197,286
		$31,912,174
Medical Equipment – 2.6%
Becton, Dickinson and Co.	29,148	$ 7,185,857
Danaher Corp.	79,104	20,054,446
Medtronic PLC	203,204	18,237,559
Thermo Fisher Scientific, Inc.	21,104	11,465,381
		$56,943,243
Metals & Mining – 0.2%
Rio Tinto PLC	62,189	$ 3,721,923
Other Banks & Diversified Financials – 1.9%
Northern Trust Corp.	84,505	$ 8,153,042
Truist Financial Corp.	631,931	29,972,487
U.S. Bancorp	95,191	4,380,690
		$42,506,219
Pharmaceuticals – 5.0%
Bayer AG	130,777	$ 7,773,349
Johnson & Johnson	217,345	38,580,911
Merck & Co., Inc.	393,326	35,859,531
Organon & Co.	172,660	5,827,275
Roche Holding AG	31,191	10,407,891
Vertex Pharmaceuticals, Inc. (a)	40,149	11,313,587
		$109,762,544
Railroad & Shipping – 1.1%
Union Pacific Corp.	107,977	$ 23,029,334
Real Estate – 0.3%
STORE Capital Corp., REIT	235,998	$ 6,154,828

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 0.2%
Wendy's Co.	256,844	$ 4,849,215
Specialty Chemicals – 0.9%
Axalta Coating Systems Ltd. (a)	473,774	$ 10,475,143
DuPont de Nemours, Inc.	167,206	9,293,310
		$19,768,453
Specialty Stores – 0.2%
Home Depot, Inc.	9,880	$ 2,709,787
Ross Stores, Inc.	32,107	2,254,875
		$4,964,662
Telecommunications - Wireless – 0.9%
T-Mobile US, Inc. (a)	140,481	$ 18,900,314
Tobacco – 1.1%
Philip Morris International, Inc.	234,641	$ 23,168,452
Utilities - Electric Power – 2.3%
Duke Energy Corp.	129,211	$ 13,852,711
Exelon Corp.	251,475	11,396,847
PG&E Corp. (a)	923,786	9,219,384
Southern Co.	227,092	16,193,931
		$50,662,873
Total Common Stocks (Identified Cost, $819,295,084)		$1,276,410,132
Bonds – 39.3%
Aerospace & Defense – 0.1%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$1,108,000	$ 1,011,440
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	504,000	496,244
Raytheon Technologies Corp., 4.125%, 11/16/2028	1,570,000	1,549,387
		$3,057,071
Asset-Backed & Securitized – 5.9%
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 3.273% (LIBOR - 1mo. + 1.75%), 1/15/2037 (n)	$1,851,500	$ 1,764,682
Allegro CLO Ltd., 2016-1A, “BR2”, FLR, 2.594% (LIBOR - 3mo. + 1.55%), 1/15/2030 (n)	2,407,803	2,332,054
Arbor Realty Trust, Inc., CLO, 2020-FL1, “AS”, FLR, 2.793% (LIBOR - 1mo. + 1.4%), 2/15/2035 (n)	1,150,000	1,117,665
Arbor Realty Trust, Inc., CLO, 2021-FL1, “AS”, FLR, 2.524% (LIBOR - 1mo. + 1.2%) 12/15/2035 (n)	2,115,000	2,066,315
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 2.924% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)	1,807,500	1,697,944
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 2.879% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	5,076,500	4,850,324
AREIT 2019-CRE3 Trust, “AS”, FLR, 2.748% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	3,366,000	3,364,839
AREIT 2022-CRE6 Trust, “B”, FLR, 2.62% (SOFR - 30 day + 1.85%), 1/16/2037 (n)	3,088,500	3,075,584
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.232% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	658,382	750,310
BDS 2019-FL4 Ltd., “A”, FLR, 2.623% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	515,939	514,522
BSPRT 2021-FL6 Issuer Ltd., “AS”, FLR, 2.624% (LIBOR - 1mo. + 1.3%), 3/15/2036 (n)	4,964,000	4,775,676
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 3.374% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)	849,500	804,865
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 2.829% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	1,817,000	1,760,480
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	1,190,019	1,075,905
BXMT 2021-FL4 Ltd., “AS”, FLR, 2.624% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	5,214,000	5,055,091
CHCP 2021-FL1 Ltd., “AS”, FLR, 2.748% (LIBOR - 1mo. + 1.3%) 2/15/2038 (n)	2,203,500	2,127,813
Columbia Cent CLO 28 Ltd., “A-2-R”, 3.07%, 11/07/2030 (n)	3,492,733	3,343,747
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,980,975	3,911,658
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	1,118,000	1,028,945
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,316,427	2,268,587

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Cutwater 2015-1A Ltd., “AR”, FLR, 2.264% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	$2,070,022	$ 2,055,826
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 1.944% (LIBOR - 3mo. + 0.9%), 4/15/2029 (n)	1,918,596	1,887,850
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 2.064% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	4,414,000	4,317,726
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	118,312	120,158
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	4,243,101	4,164,310
JPMBB Commercial Mortgage Securities Trust, 2014-C26, “A4”, 3.494%, 1/15/2048	4,880,000	4,786,070
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	3,256,792	3,167,558
LCCM 2021-FL2 Trust, “B”, FLR, 3.224% (LIBOR - 1mo. + 1.9%), 12/13/2038 (n)	2,562,000	2,502,464
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 3.074% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	5,288,000	5,045,351
MF1 2020-FL4 Ltd., “A”, FLR, 3.148% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)	1,701,000	1,688,015
MF1 2021-FL5 Ltd., “AS”, FLR, 2.648% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	5,459,500	5,310,881
MF1 2022-FL8 Ltd., “B”, FLR, 2.742% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	2,251,053	2,136,394
MidOcean Credit CLO, 2013-2A, “BR”, FLR, 2.888% (LIBOR - 3mo. + 1.65%), 1/29/2030 (n)	3,932,725	3,774,173
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,600,004	1,542,415
Neuberger Berman CLO Ltd., 2013-15A, “BR2”, FLR, 2.394% (LIBOR - 3mo. + 1.35%), 10/15/2029 (n)	1,750,540	1,678,258
Neuberger Berman CLO Ltd., 2015-20A, “ARR”, FLR, 2.204% (LIBOR - 3mo. + 1.16%), 7/15/2034 (n)	1,900,000	1,837,498
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 2.886% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	5,195,227	4,920,124
PFP III 2021-7 Ltd., “AS”, FLR, 2.474% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	3,912,305	3,818,722
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 2.623% (LIBOR - 1mo. + 1%), 4/25/2038 (z)	2,769,729	2,704,929
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 3.424% (LIBOR - 1mo. + 1.8%), 11/25/2036 (z)	1,130,000	1,052,253
Residential Funding Mortgage Securities, Inc., FGIC, 4.456%, 12/25/2035	63,221	63,126
Santander Retail Auto Lease Trust, 2020-A, “B”, 2.41%, 3/20/2024 (n)	1,631,000	1,616,421
Starwood Commercial Mortgage, 2022-FL3, “AS”, FLR, 2.579% (SOFR - 30 day + 1.8%), 11/15/2038 (n)	5,210,500	5,023,354
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 2.723% (LIBOR - 1mo. + 1.2%), 3/15/2038 (n)	5,181,500	5,067,953
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 9/15/2052	2,461,404	2,226,036
Verizon Owner Trust, 2020-A, “B”, 2.43%, 7/22/2024	2,616,000	2,587,191
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 2.494% (LIBOR - 3mo. + 1.45%), 10/15/2030 (n)	2,010,166	1,911,210
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	4,315,766	4,229,311
		$128,922,583
Automotive – 0.5%
General Motors Co., 6.75%, 4/01/2046	$846,000	$ 848,862
Hyundai Capital America, 2.65%, 2/10/2025 (n)	804,000	766,914
Hyundai Capital America, 3%, 2/10/2027 (n)	1,389,000	1,277,653
Lear Corp., 4.25%, 5/15/2029	656,000	602,514
Magna International, Inc., 2.45%, 6/15/2030	1,902,000	1,619,289
Stellantis N.V., 2.691%, 9/15/2031 (n)	2,944,000	2,330,887
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	3,607,000	3,486,203
		$10,932,322
Broadcasting – 0.3%
Magallanes, Inc., 5.05%, 3/15/2042 (n)	$1,937,000	$ 1,647,980
Magallanes, Inc., 5.141%, 3/15/2052 (n)	1,692,000	1,420,180
Walt Disney Co., 3.5%, 5/13/2040	3,478,000	2,964,942
		$6,033,102
Brokerage & Asset Managers – 0.2%
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	$2,155,000	$ 1,810,243
Morgan Stanley Domestic Holdings, Inc., 4.5%, 6/20/2028	975,000	975,385
Raymond James Financial, Inc., 4.95%, 7/15/2046	2,057,000	2,004,601
		$4,790,229

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – 0.2%
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	$190,000	$ 160,273
Masco Corp., 2%, 2/15/2031	3,622,000	2,845,875
Vulcan Materials Co., 3.5%, 6/01/2030	380,000	344,522
		$3,350,670
Business Services – 0.5%
Equinix, Inc., 2.625%, 11/18/2024	$2,863,000	$ 2,746,251
Equinix, Inc., 1.8%, 7/15/2027	1,829,000	1,587,005
Experian Finance PLC, 4.25%, 2/01/2029 (n)	1,450,000	1,422,238
Fiserv, Inc., 2.65%, 6/01/2030	730,000	618,302
Global Payments, Inc., 1.2%, 3/01/2026	2,011,000	1,771,547
RELX Capital, Inc., 3%, 5/22/2030	620,000	557,218
S&P Global, Inc., 4.25%, 5/01/2029 (n)	795,000	786,172
Verisk Analytics, Inc., 4.125%, 3/15/2029	1,857,000	1,789,289
Western Union Co., 2.85%, 1/10/2025	493,000	472,837
		$11,750,859
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$1,053,000	$ 1,059,016
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.5%, 6/01/2041	2,122,000	1,485,189
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	430,000	366,129
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	1,734,000	1,465,253
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	1,333,000	1,054,442
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	2,526,000	2,921,755
		$8,351,784
Chemicals – 0.1%
RPM International, Inc., 2.95%, 1/15/2032	$1,427,000	$ 1,184,189
Sherwin-Williams Co., 2.3%, 5/15/2030	1,542,000	1,301,289
		$2,485,478
Conglomerates – 0.3%
Carrier Global Corp., 3.377%, 4/05/2040	$3,222,000	$ 2,525,789
Roper Technologies, Inc., 4.2%, 9/15/2028	675,000	661,870
Roper Technologies, Inc., 2.95%, 9/15/2029	411,000	362,524
Roper Technologies, Inc., 2%, 6/30/2030	1,302,000	1,048,461
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	808,000	770,403
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	2,112,000	2,039,567
		$7,408,614
Consumer Products – 0.1%
GSK Consumer Healthcare Capital US LLC, 3.375%, 3/24/2029 (n)	$1,861,000	$ 1,740,993
Consumer Services – 0.1%
Booking Holdings, Inc., 4.625%, 4/13/2030	$1,430,000	$ 1,421,824
Electrical Equipment – 0.0%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$838,000	$ 695,325
Electronics – 0.4%
Broadcom, Inc., 4.15%, 11/15/2030	$505,000	$ 462,688
Broadcom, Inc., 4.3%, 11/15/2032	1,329,000	1,207,050
Broadcom, Inc., 3.469%, 4/15/2034 (n)	1,184,000	963,619
Broadcom, Inc., 3.187%, 11/15/2036 (n)	2,359,000	1,793,254
Broadcom, Inc., 4.926%, 5/15/2037 (n)	683,000	612,339

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – continued
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.5%, 5/11/2031	$2,212,000	$ 1,818,359
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.25%, 5/11/2041	1,896,000	1,427,162
		$8,284,471
Energy - Independent – 0.0%
Diamondback Energy, Inc., 4.4%, 3/24/2051	$360,000	$ 306,546
Energy - Integrated – 0.4%
BP Capital Markets America, Inc., 2.721%, 1/12/2032	$4,182,000	$ 3,599,823
Cenovus Energy, Inc., 5.375%, 7/15/2025	504,000	518,744
Eni S.p.A., 4.75%, 9/12/2028 (n)	3,564,000	3,556,400
		$7,674,967
Financial Institutions – 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.875%, 1/16/2024	$362,000	$ 360,108
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	4,225,000	3,678,973
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	2,329,000	2,115,218
Air Lease Corp., 2.2%, 1/15/2027	1,394,000	1,214,927
Air Lease Corp., 2.875%, 1/15/2032	1,830,000	1,428,436
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	682,000	631,791
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	2,183,000	1,899,411
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	1,821,000	1,484,365
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	639,000	633,812
		$13,447,041
Food & Beverages – 0.4%
Anheuser-Busch InBev S.A., 8%, 11/15/2039	$2,950,000	$ 3,760,177
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	737,000	675,930
Constellation Brands, Inc., 3.5%, 5/09/2027	1,544,000	1,482,194
Diageo Capital PLC, 2.375%, 10/24/2029	2,618,000	2,324,194
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	304,000	271,971
		$8,514,466
Gaming & Lodging – 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$1,593,000	$ 1,521,492
Las Vegas Sands Corp., 3.9%, 8/08/2029	783,000	639,786
Marriott International, Inc., 4%, 4/15/2028	1,731,000	1,655,390
Marriott International, Inc., 4.625%, 6/15/2030	1,979,000	1,897,236
Marriott International, Inc., 2.85%, 4/15/2031	7,000	5,805
Marriott International, Inc., 2.75%, 10/15/2033	1,600,000	1,258,204
		$6,977,913
Insurance – 0.4%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$2,338,000	$ 2,187,862
Corebridge Financial, Inc., 3.9%, 4/05/2032 (n)	3,078,000	2,761,338
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	4,200,000	3,916,395
		$8,865,595
Insurance - Health – 0.1%
Humana, Inc., 3.7%, 3/23/2029	$1,850,000	$ 1,751,292
Insurance - Property & Casualty – 0.3%
Aon Corp., 3.75%, 5/02/2029	$4,102,000	$ 3,874,360
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	172,000	144,197
Brown & Brown, Inc., 4.2%, 3/17/2032	2,124,000	1,933,352

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	$1,087,000	$ 825,542
		$6,777,451
International Market Quasi-Sovereign – 0.3%
Temasek Financial I Ltd. (Republic of Singapore), 2.375%, 1/23/2023 (n)	$6,400,000	$ 6,380,672
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,679,000	$ 1,680,121
CNH Industrial Capital LLC, 1.875%, 1/15/2026	448,000	406,060
		$2,086,181
Major Banks – 2.7%
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	$1,626,000	$ 1,574,767
Bank of America Corp., 3.5%, 4/19/2026	1,361,000	1,325,949
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR + 1.21%) to 10/20/2032	3,452,000	2,847,251
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	877,000	704,917
Capital One Financial Corp., 3.75%, 3/09/2027	1,728,000	1,654,001
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	3,742,000	3,311,503
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR - 1 day + 1.73%) to 5/14/2032 (n)	1,258,000	1,001,107
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	880,000	759,424
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	2,258,000	1,925,887
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	2,831,000	2,289,306
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	922,000	693,352
HSBC Holdings PLC, 4.7% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	442,000	370,534
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	3,163,000	3,037,323
JPMorgan Chase & Co., 2.739% to 10/15/2029, FLR (SOFR - 1 day + 1.51%) to 10/15/2030	897,000	782,636
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	476,000	410,971
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	4,631,000	3,847,616
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	1,781,000	1,528,741
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	2,454,000	1,902,333
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	938,000	791,597
Mitsubishi UFJ Financial Group, Inc., 2.852% to 1/19/2032, FLR (CMT - 1yr. + 1.1%) to 1/19/2033	2,674,000	2,263,280
Morgan Stanley, 3.875%, 4/29/2024	522,000	522,665
Morgan Stanley, 4%, 7/23/2025	1,063,000	1,062,103
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	6,047,000	5,237,428
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	3,130,000	2,682,577
Royal Bank of Canada, 1.15%, 6/10/2025	2,774,000	2,566,409
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.6%) to 3/30/2026	344,000	332,942
Sumitomo Mitsui Financial Group, Inc., 2.472%, 1/14/2029	5,230,000	4,554,710
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	6,416,000	5,094,184
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	5,150,000	4,570,446
		$59,645,959
Medical & Health Technology & Services – 0.3%
Alcon, Inc., 2.6%, 5/27/2030 (n)	$302,000	$ 256,784
Cigna Corp., 3.2%, 3/15/2040	474,000	374,159
HCA, Inc., 4.125%, 6/15/2029	1,809,000	1,649,420
HCA, Inc., 5.125%, 6/15/2039	1,932,000	1,690,721
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	980,000	870,296
Northwell Healthcare, Inc., 3.979%, 11/01/2046	153,000	132,919
Northwell Healthcare, Inc., 4.26%, 11/01/2047	1,205,000	1,104,464
		$6,078,763
Medical Equipment – 0.1%
Boston Scientific Corp., 2.65%, 6/01/2030	$1,590,000	$ 1,387,378

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 0.4%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$496,000	$ 456,163
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	1,394,000	1,403,748
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	4,564,000	3,755,840
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	1,244,000	1,239,758
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	1,695,000	1,380,786
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	709,000	585,364
		$8,821,659
Midstream – 0.4%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$1,833,000	$ 1,676,649
Enbridge, Inc., 2.5%, 1/15/2025	969,000	932,374
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	1,030,000	1,030,173
ONEOK, Inc., 4.95%, 7/13/2047	2,331,000	1,987,377
Plains All American Pipeline LP, 3.8%, 9/15/2030	1,881,000	1,662,660
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	512,000	490,659
Spectra Energy Partners LP, 3.375%, 10/15/2026	828,000	787,514
Targa Resources Corp., 4.2%, 2/01/2033	746,000	675,760
		$9,243,166
Mortgage-Backed – 11.2%
Fannie Mae, 5%, 12/01/2023 - 3/01/2041	$1,894,988	$ 1,987,649
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	3,606,509	3,554,684
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	791,055	841,940
Fannie Mae, 2.5%, 11/01/2031	71,196	69,831
Fannie Mae, 5.5%, 2/01/2033 - 4/01/2040	4,739,369	5,011,926
Fannie Mae, 3%, 2/25/2033 (i)	334,427	32,167
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	4,165,243	4,292,008
Fannie Mae, 6%, 1/01/2034 - 7/01/2037	2,544,253	2,717,428
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	11,005,248	10,794,797
Fannie Mae, 3.25%, 5/25/2040	107,402	105,131
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	7,660,507	7,741,356
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	314,627	301,765
Fannie Mae, 4%, 7/25/2046 (i)	333,760	63,182
Fannie Mae, UMBS, 1.5%, 2/01/2042	146,951	125,898
Fannie Mae, UMBS, 2%, 2/01/2042 - 3/01/2052	14,581,829	12,838,894
Fannie Mae, UMBS, 2.5%, 3/01/2042 - 4/01/2052	25,296,448	22,910,554
Fannie Mae, UMBS, 3%, 6/01/2051 - 1/01/2052	4,298,616	4,029,974
Fannie Mae, UMBS, 3.5%, 5/01/2052	622,952	600,340
Freddie Mac, 2.51%, 11/25/2022	1,388,755	1,387,370
Freddie Mac, 3.111%, 2/25/2023	2,089,854	2,088,062
Freddie Mac, 3.32%, 2/25/2023	712,851	712,483
Freddie Mac, 3.25%, 4/25/2023 - 11/25/2061	3,062,753	3,033,827
Freddie Mac, 3.06%, 7/25/2023	175,000	174,771
Freddie Mac, 3.458%, 8/25/2023	1,639,555	1,639,893
Freddie Mac, 1.031%, 4/25/2024 (i)	4,457,707	60,021
Freddie Mac, 0.635%, 7/25/2024 (i)	14,179,000	143,032
Freddie Mac, 0.73%, 7/25/2024 (i)	4,862,819	39,236
Freddie Mac, 4.5%, 8/01/2024 - 5/01/2042	765,680	790,031
Freddie Mac, 0.432%, 8/25/2024 (i)	15,246,000	130,239
Freddie Mac, 0.501%, 8/25/2024 (i)	25,041,472	186,809
Freddie Mac, 3.064%, 8/25/2024	780,121	775,262
Freddie Mac, 0.469%, 10/25/2024 (i)	18,348,178	117,164
Freddie Mac, 3.171%, 10/25/2024	1,304,000	1,296,771
Freddie Mac, 0.397%, 11/25/2024 (i)	15,385,000	98,918
Freddie Mac, 2.67%, 12/25/2024	1,561,000	1,532,575
Freddie Mac, 3.329%, 5/25/2025	2,610,000	2,600,417

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3.01%, 7/25/2025	$423,000	$ 417,631
Freddie Mac, 0.775%, 6/25/2027 (i)	13,682,000	412,837
Freddie Mac, 0.887%, 6/25/2027 (i)	4,644,719	144,297
Freddie Mac, 0.711%, 7/25/2027 (i)	11,951,753	298,748
Freddie Mac, 0.46%, 8/25/2027 (i)	9,650,000	163,623
Freddie Mac, 0.558%, 8/25/2027 (i)	6,570,174	126,580
Freddie Mac, 0.406%, 9/25/2027 (i)	10,419,000	155,142
Freddie Mac, 0.324%, 11/25/2027 (i)	16,290,000	180,237
Freddie Mac, 0.417%, 11/25/2027 (i)	11,546,556	155,526
Freddie Mac, 0.457%, 11/25/2027 (i)	10,324,260	162,412
Freddie Mac, 0.375%, 12/25/2027 (i)	10,109,000	137,493
Freddie Mac, 0.414%, 12/25/2027 (i)	11,210,000	180,158
Freddie Mac, 0.492%, 12/25/2027 (i)	17,628,437	308,341
Freddie Mac, 1.218%, 7/25/2029 (i)	828,262	53,050
Freddie Mac, 1.268%, 8/25/2029 (i)	5,202,722	346,805
Freddie Mac, 1.914%, 4/25/2030 (i)	900,000	105,454
Freddie Mac, 1.984%, 4/25/2030 (i)	2,701,417	326,886
Freddie Mac, 1.766%, 5/25/2030 (i)	1,301,002	143,375
Freddie Mac, 1.905%, 5/25/2030 (i)	3,334,078	395,770
Freddie Mac, 1.436%, 6/25/2030 (i)	1,327,631	118,351
Freddie Mac, 1.704%, 8/25/2030 (i)	1,191,673	129,112
Freddie Mac, 1.262%, 9/25/2030 (i)	775,587	62,653
Freddie Mac, 1.172%, 11/25/2030 (i)	1,356,411	103,035
Freddie Mac, 0.422%, 1/25/2031 (i)	5,327,653	118,442
Freddie Mac, 0.873%, 1/25/2031 (i)	2,233,850	125,279
Freddie Mac, 1.026%, 1/25/2031 (i)	1,493,151	99,316
Freddie Mac, 0.613%, 3/25/2031 (i)	4,293,012	152,870
Freddie Mac, 0.828%, 3/25/2031 (i)	1,837,683	97,982
Freddie Mac, 1.333%, 5/25/2031 (i)	822,353	73,365
Freddie Mac, 1.039%, 7/25/2031 (i)	1,237,840	86,575
Freddie Mac, 0.607%, 8/25/2031 (i)	1,665,239	63,849
Freddie Mac, 0.632%, 9/25/2031 (i)	5,442,448	216,820
Freddie Mac, 0.955%, 9/25/2031 (i)	1,567,181	102,329
Freddie Mac, 0.441%, 11/25/2031 (i)	8,030,040	236,460
Freddie Mac, 0.597%, 12/25/2031 (i)	7,179,988	283,830
Freddie Mac, 0.664%, 12/25/2031 (i)	12,162,189	532,901
Freddie Mac, 0.436%, 11/25/2032 (i)	8,494,032	195,874
Freddie Mac, 5%, 9/01/2033 - 1/15/2040	1,024,920	1,076,846
Freddie Mac, 5.5%, 12/01/2033 - 2/01/2037	725,861	769,113
Freddie Mac, 6%, 4/01/2034 - 6/01/2037	934,257	1,004,797
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	467,293	493,864
Freddie Mac, 5.5%, 2/15/2036 (i)	62,846	10,746
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	2,580,890	2,608,055
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	6,859,747	6,752,125
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	9,590,124	9,155,458
Freddie Mac, 4.5%, 12/15/2040 (i)	55,037	5,096
Freddie Mac, 4%, 8/15/2044 (i)	72,038	8,584
Freddie Mac, UMBS, 6.5%, 10/01/2034	26,503	28,200
Freddie Mac, UMBS, 5%, 10/01/2035	152,742	160,249
Freddie Mac, UMBS, 6%, 1/01/2036 - 3/01/2036	68,988	72,686
Freddie Mac, UMBS, 2%, 2/01/2042 - 5/01/2052	24,938,384	21,720,464
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	1,433,478	1,397,290
Freddie Mac, UMBS, 3%, 7/01/2047 - 1/01/2052	1,583,628	1,481,019
Freddie Mac, UMBS, 4%, 8/01/2047 - 5/01/2052	1,619,276	1,615,748
Freddie Mac, UMBS, 2.5%, 4/01/2048 - 3/01/2052	3,998,035	3,612,340
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	1,097,248	1,193,971
Ginnie Mae, 5.5%, 5/15/2033 - 10/15/2035	649,837	702,558

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2041	$1,419,099	$ 1,479,641
Ginnie Mae, 5%, 7/20/2033 - 12/15/2034	208,115	219,797
Ginnie Mae, 4%, 1/20/2041 - 2/20/2042	1,570,019	1,592,127
Ginnie Mae, 3.5%, 12/15/2041 - 3/20/2048	3,933,361	3,897,163
Ginnie Mae, 3%, 4/20/2045 - 2/20/2052	6,631,478	6,317,342
Ginnie Mae, 2.5%, 8/20/2051 - 11/20/2051	8,867,194	8,144,391
Ginnie Mae, 2%, 1/20/2052	2,890,440	2,571,310
Ginnie Mae, 0.585%, 2/16/2059 (i)	2,471,561	94,775
Ginnie Mae, TBA, 3%, 7/21/2052	2,350,000	2,215,059
Ginnie Mae, TBA, 3.5%, 7/21/2052	3,800,000	3,691,938
Ginnie Mae, TBA, 5%, 7/21/2052	3,925,000	4,021,898
Ginnie Mae, TBA, 4.5%, 8/15/2052	7,650,000	7,731,879
Ginnie Mae, TBA, 4%, 8/18/2052	6,536,306	6,492,263
UMBS, TBA, 2.5%, 7/25/2037 - 8/11/2052	17,625,000	15,984,487
UMBS, TBA, 2%, 8/16/2037 - 8/11/2052	19,325,000	17,401,611
UMBS, TBA, 3%, 8/16/2037	100,000	97,543
UMBS, TBA, 3.5%, 7/14/2052	2,500,000	2,404,102
UMBS, TBA, 5%, 7/14/2052	1,550,000	1,581,969
UMBS, TBA, 4%, 7/25/2052	2,525,000	2,489,837
UMBS, TBA, 5.5%, 8/11/2052	300,000	310,500
		$244,448,654
Municipals – 0.4%
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	$2,750,000	$ 3,089,540
New Jersey Turnpike Authority Rev., Taxable (Build America Bonds), “F”, 7.414%, 1/01/2040	3,685,000	4,890,392
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	1,437,000	1,248,362
		$9,228,294
Natural Gas - Distribution – 0.0%
NiSource, Inc., 5.65%, 2/01/2045	$414,000	$ 415,397
Natural Gas - Pipeline – 0.2%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$3,344,000	$ 3,315,919
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	253,000	246,054
		$3,561,973
Network & Telecom – 0.3%
AT&T, Inc., 3.65%, 9/15/2059	$1,786,000	$ 1,337,621
Verizon Communications, Inc., 2.1%, 3/22/2028	273,000	242,485
Verizon Communications, Inc., 3.15%, 3/22/2030	1,053,000	957,383
Verizon Communications, Inc., 4.272%, 1/15/2036	1,477,000	1,390,623
Verizon Communications, Inc., 4.812%, 3/15/2039	1,877,000	1,842,217
		$5,770,329
Oils – 0.2%
Phillips 66 Co., 2.15%, 12/15/2030	$2,934,000	$ 2,396,604
Valero Energy Corp., 6.625%, 6/15/2037	2,124,000	2,307,658
		$4,704,262
Other Banks & Diversified Financials – 0.4%
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	$2,890,000	$ 2,894,581
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	5,881,000	5,438,628
		$8,333,209

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pollution Control – 0.0%
Republic Services, Inc., 1.45%, 2/15/2031	$851,000	$ 668,059
Real Estate - Office – 0.0%
Boston Properties Ltd. LP, REIT, 2.55%, 4/01/2032	$1,316,000	$ 1,047,330
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$172,000	$ 160,231
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	1,681,000	1,516,715
Realty Income Corp., REIT, 3.25%, 1/15/2031	485,000	440,899
		$2,117,845
Retailers – 0.2%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$2,106,000	$ 1,575,396
Best Buy Co., Inc., 4.45%, 10/01/2028	1,738,000	1,708,503
		$3,283,899
Specialty Stores – 0.1%
Genuine Parts Co., 2.75%, 2/01/2032	$2,771,000	$ 2,292,488
Telecommunications - Wireless – 0.7%
American Tower Corp., REIT, 3%, 6/15/2023	$736,000	$ 728,197
American Tower Corp., REIT, 3.6%, 1/15/2028	923,000	863,012
American Tower Trust I, REIT, 3.07%, 3/15/2023 (n)	3,121,000	3,107,565
Crown Castle International Corp., REIT, 1.35%, 7/15/2025	701,000	640,749
Crown Castle International Corp., REIT, 3.65%, 9/01/2027	2,565,000	2,429,177
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)	5,197,000	4,752,189
T-Mobile USA, Inc., 2.05%, 2/15/2028	1,892,000	1,642,615
T-Mobile USA, Inc., 4.5%, 4/15/2050	2,244,000	1,991,109
		$16,154,613
Tobacco – 0.2%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$4,200,000	$ 3,975,962
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$1,826,000	$ 2,141,593
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.35%, 7/01/2023	$442	$ 443
Small Business Administration, 4.77%, 4/01/2024	33,622	33,513
Small Business Administration, 5.18%, 5/01/2024	43,268	43,447
Small Business Administration, 5.52%, 6/01/2024	2,134	2,134
Small Business Administration, 4.99%, 9/01/2024	61,828	61,321
Small Business Administration, 4.95%, 3/01/2025	2,214	2,188
Small Business Administration, 5.11%, 8/01/2025	205,888	205,703
		$348,749
U.S. Treasury Obligations – 8.7%
U.S. Treasury Bonds, 1.375%, 11/15/2040	$5,500,000	$ 3,961,074
U.S. Treasury Bonds, 1.75%, 8/15/2041	4,700,000	3,575,121
U.S. Treasury Bonds, 2.375%, 2/15/2042	4,000,000	3,391,875
U.S. Treasury Bonds, 2.875%, 5/15/2043	9,096,000	8,294,415
U.S. Treasury Bonds, 2.5%, 2/15/2045	9,797,000	8,309,081
U.S. Treasury Bonds, 3%, 11/15/2045	3,638,000	3,380,498
U.S. Treasury Bonds, 3%, 2/15/2048	7,000,000	6,595,312
U.S. Treasury Bonds, 2.875%, 5/15/2049	900,000	839,145

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 2.375%, 11/15/2049 (f)	$43,390,000	$ 36,647,601
U.S. Treasury Bonds, 2.25%, 2/15/2052	4,400,000	3,621,062
U.S. Treasury Notes, 1.375%, 1/31/2025	57,500,000	55,148,340
U.S. Treasury Notes, 0.375%, 11/30/2025	62,900,000	57,450,305
		$191,213,829
Utilities - Electric Power – 0.6%
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	$250,000	$ 211,737
Duke Energy Corp., 2.65%, 9/01/2026	294,000	275,346
Enel Finance International N.V., 2.65%, 9/10/2024	1,020,000	987,778
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	392,000	333,864
Evergy, Inc., 2.9%, 9/15/2029	1,644,000	1,450,907
Exelon Corp., 4.05%, 4/15/2030	1,632,000	1,566,043
FirstEnergy Corp., 3.4%, 3/01/2050	1,078,000	730,776
Georgia Power Co., 3.7%, 1/30/2050	147,000	116,711
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	1,333,000	1,316,580
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	924,000	785,912
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	2,121,000	2,291,117
Pacific Gas & Electric Co., 2.1%, 8/01/2027	480,000	402,368
Pacific Gas & Electric Co., 3%, 6/15/2028	1,410,000	1,214,771
Pacific Gas & Electric Co., 3.3%, 8/01/2040	926,000	638,444
Xcel Energy, Inc., 3.4%, 6/01/2030	968,000	889,454
		$13,211,808
Utilities - Gas – 0.0%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$1,135,000	$ 943,390
Total Bonds (Identified Cost, $934,305,634)		$861,046,057
Convertible Preferred Stocks – 0.8%
Automotive – 0.2%
Aptiv PLC, 5.5%	39,000	$ 4,110,210
Medical Equipment – 0.3%
Boston Scientific Corp., 5.5%	66,836	$ 6,779,844
Telecommunications - Wireless – 0.3%
T-Mobile USA, Inc., 5.25% (a)	5,432	$ 6,280,718
Total Convertible Preferred Stocks (Identified Cost, $16,057,351)		$17,170,772
Preferred Stocks – 0.6%
Computer Software - Systems – 0.2%
Samsung Electronics Co. Ltd.	99,890	$ 4,000,524
Consumer Products – 0.4%
Henkel AG & Co. KGaA	163,228	$ 10,054,600
Total Preferred Stocks (Identified Cost, $17,473,264)		$14,055,124

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 3.9%
Money Market Funds – 3.9%
MFS Institutional Money Market Portfolio, 1.21% (v) (Identified Cost, $85,449,671)	85,450,726	$ 85,442,181
Other Assets, Less Liabilities – (2.9)%		(62,613,355)
Net Assets – 100.0%		$2,191,510,911
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $85,442,181 and $2,168,682,085, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $182,928,025, representing 8.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 2.623% (LIBOR - 1mo. + 1%), 4/25/2038	3/19/2021	$2,769,729	$2,704,929
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 3.424% (LIBOR - 1mo. + 1.8%), 11/25/2036	11/12/2021	1,130,000	1,052,253
Total Restricted Securities			$3,757,182
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 6/30/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	106	$13,501,750	September – 2022	$215,131

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Futures Contracts - continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	72	$15,121,125	September – 2022	$(104,604)
U.S. Treasury Note 5 yr	Long	USD	559	62,747,750	September – 2022	(205,678)
U.S. Treasury Ultra Bond	Long	USD	92	14,199,625	September – 2022	(418,985)
						$(729,267)
At June 30, 2022, the fund had liquid securities with an aggregate value of $895,327 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

MFS Total Return Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/22 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,787,131,333)	$2,168,682,085
Investments in affiliated issuers, at value (identified cost, $85,449,671)	85,442,181
Cash	654
Restricted cash for MBS/TBA	359,000
Receivables for
Net daily variation margin on open futures contracts	105,150
TBA sale commitments	25,692,331
Fund shares sold	353,778
Interest and dividends	7,455,553
Receivable from investment adviser	103,124
Other assets	3,316
Total assets	$2,288,197,172
Liabilities
Payables for
TBA purchase commitments	$90,682,443
Fund shares reacquired	5,660,044
Payable to affiliates
Administrative services fee	2,075
Shareholder servicing costs	754
Distribution and/or service fees	16,178
Payable for independent Trustees' compensation	224
Accrued expenses and other liabilities	324,543
Total liabilities	$96,686,261
Net assets	$2,191,510,911
Net assets consist of
Paid-in capital	$1,507,708,427
Total distributable earnings (loss)	683,802,484
Net assets	$2,191,510,911
Shares of beneficial interest outstanding	91,593,556
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,015,452,197	41,913,102	$24.23
Service Class	1,176,058,714	49,680,454	23.67
See Notes to Financial Statements

MFS Total Return Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/22
Net investment income (loss)
Income
Dividends	$16,080,452
Interest	11,428,986
Dividends from affiliated issuers	141,044
Other	18,372
Income on securities loaned	2,691
Foreign taxes withheld	(217,929)
Total investment income	$27,453,616
Expenses
Management fee	$8,151,056
Distribution and/or service fees	1,612,688
Shareholder servicing costs	35,262
Administrative services fee	187,523
Independent Trustees' compensation	18,671
Custodian fee	61,795
Shareholder communications	44,798
Audit and tax fees	41,326
Legal fees	5,961
Miscellaneous	37,352
Total expenses	$10,196,432
Reduction of expenses by investment adviser	(1,153,526)
Net expenses	$9,042,906
Net investment income (loss)	$18,410,710
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$61,869,281
Affiliated issuers	(4,377)
Futures contracts	(1,360,199)
Foreign currency	(26,155)
Net realized gain (loss)	$60,478,550
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(414,171,038)
Affiliated issuers	(7,490)
Futures contracts	(300,169)
Translation of assets and liabilities in foreign currencies	(49,800)
Net unrealized gain (loss)	$(414,528,497)
Net realized and unrealized gain (loss)	$(354,049,947)
Change in net assets from operations	$(335,639,237)
See Notes to Financial Statements

MFS Total Return Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21
Change in net assets
From operations
Net investment income (loss)	$18,410,710	$34,332,222
Net realized gain (loss)	60,478,550	199,577,748
Net unrealized gain (loss)	(414,528,497)	110,529,875
Change in net assets from operations	$(335,639,237)	$344,439,845
Total distributions to shareholders	$—	$(173,338,152)
Change in net assets from fund share transactions	$(154,647,791)	$(28,062,297)
Total change in net assets	$(490,287,028)	$143,039,396
Net assets
At beginning of period	2,681,797,939	2,538,758,543
At end of period	$2,191,510,911	$2,681,797,939
See Notes to Financial Statements

MFS Total Return Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$27.78	$26.02	$24.90	$21.78	$24.70	$23.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.39	$0.47	$0.52	$0.53	$0.49
Net realized and unrealized gain (loss)	(3.76)	3.24	1.88	3.83	(1.80)	2.29
Total from investment operations	$(3.55)	$3.63	$2.35	$4.35	$(1.27)	$2.78
Less distributions declared to shareholders
From net investment income	$—	$(0.51)	$(0.57)	$(0.58)	$(0.54)	$(0.58)
From net realized gain	—	(1.36)	(0.66)	(0.65)	(1.11)	(0.68)
Total distributions declared to shareholders	$—	$(1.87)	$(1.23)	$(1.23)	$(1.65)	$(1.26)
Net asset value, end of period (x)	$24.23	$27.78	$26.02	$24.90	$21.78	$24.70
Total return (%) (k)(r)(s)(x)	(12.78)(n)	14.12	9.81	20.38	(5.61)	12.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.71(a)	0.70	0.71	0.70	0.70	0.71
Expenses after expense reductions	0.61(a)	0.61	0.61	0.62	0.62	0.63
Net investment income (loss)	1.64(a)	1.43	1.95	2.18	2.20	2.04
Portfolio turnover	43(n)	98	84	42	26	34
Net assets at end of period (000 omitted)	$1,015,452	$1,274,331	$1,219,438	$1,223,166	$1,134,301	$1,350,737

See Notes to Financial Statements

MFS Total Return Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$27.18	$25.50	$24.43	$21.38	$24.28	$22.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.32	$0.40	$0.45	$0.46	$0.43
Net realized and unrealized gain (loss)	(3.69)	3.17	1.83	3.76	(1.77)	2.25
Total from investment operations	$(3.51)	$3.49	$2.23	$4.21	$(1.31)	$2.68
Less distributions declared to shareholders
From net investment income	$—	$(0.45)	$(0.50)	$(0.51)	$(0.48)	$(0.53)
From net realized gain	—	(1.36)	(0.66)	(0.65)	(1.11)	(0.68)
Total distributions declared to shareholders	$—	$(1.81)	$(1.16)	$(1.16)	$(1.59)	$(1.21)
Net asset value, end of period (x)	$23.67	$27.18	$25.50	$24.43	$21.38	$24.28
Total return (%) (k)(r)(s)(x)	(12.91)(n)	13.84	9.52	20.12	(5.87)	12.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.96(a)	0.95	0.96	0.95	0.95	0.96
Expenses after expense reductions	0.86(a)	0.86	0.86	0.87	0.87	0.88
Net investment income (loss)	1.40(a)	1.17	1.71	1.93	1.95	1.79
Portfolio turnover	43(n)	98	84	42	26	34
Net assets at end of period (000 omitted)	$1,176,059	$1,407,467	$1,319,320	$1,323,813	$1,191,222	$1,427,824
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Total Return Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Total Return Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which affects all entities that have investments in equity securities measured at fair value that are subject to contractual sale restrictions. ASU 2022-03 clarifies that a contractual restriction on the sale of an equity security is a characteristic of the reporting entity holding the equity security rather than a characteristic of the asset and, therefore, is not considered in measuring the fair value of the equity security. The fund decided to early adopt ASU 2022-03 effective as of June 30, 2022 as the guidance in ASU 2022-03 was consistent with the fund’s existing practices for fair value measurement.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,244,247,189	$6,280,718	$—	$1,250,527,907
Germany	17,827,949	—	—	17,827,949
Switzerland	10,407,891	—	—	10,407,891
Taiwan	7,797,479	—	—	7,797,479
Ireland	7,322,509	—	—	7,322,509
France	6,029,846	—	—	6,029,846
South Korea	4,000,524	—	—	4,000,524
United Kingdom	3,721,923	—	—	3,721,923
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	191,562,578	—	191,562,578
Non - U.S. Sovereign Debt	—	6,380,672	—	6,380,672
Municipal Bonds	—	9,228,294	—	9,228,294
U.S. Corporate Bonds	—	193,795,277	—	193,795,277
Residential Mortgage-Backed Securities	—	244,631,938	—	244,631,938
Commercial Mortgage-Backed Securities	—	46,655,532	—	46,655,532
Asset-Backed Securities (including CDOs)	—	82,083,767	—	82,083,767
Foreign Bonds	—	86,707,999	—	86,707,999
Mutual Funds	85,442,181	—	—	85,442,181
Total	$1,386,797,491	$867,326,775	$—	$2,254,124,266
Other Financial Instruments
Futures Contracts – Assets	$215,131	$—	$—	$215,131
Futures Contracts – Liabilities	(729,267)	—	—	(729,267)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2022 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$215,131	$(729,267)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(1,360,199)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(300,169)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2022, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. Interest income is recorded on the accrual basis.
All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance. At the time that it enters into a TBA transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
Year ended 12/31/21
Ordinary income (including any short-term capital gains)	$54,055,887
Long-term capital gains	119,282,265
Total distributions	$173,338,152
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/22
Cost of investments	$1,886,649,918
Gross appreciation	479,260,653
Gross depreciation	(111,786,305)
Net unrealized appreciation (depreciation)	$367,474,348
As of 12/31/21
Undistributed ordinary income	50,553,384
Undistributed long-term capital gain	185,726,760
Other temporary differences	32,617
Net unrealized appreciation (depreciation)	783,128,960
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/22	Year ended 12/31/21
Initial Class	$—	$83,092,525
Service Class	—	90,245,627
Total	$—	$173,338,152
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.70%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion and up to $5 billion	0.55%
In excess of $5 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2022, this management fee reduction amounted to $171,507, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.66% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.61% of

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
average daily net assets for the Initial Class shares and 0.86% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2022, this reduction amounted to $982,019, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2022, the fee was $34,055, which equated to 0.0028% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2022, these costs amounted to $1,207.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.0154% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2022, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $606,978 and $57,044, respectively. The sales transactions resulted in net realized gains (losses) of $25,095.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2022, this reimbursement amounted to $11,434, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2022, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$833,976,143	$880,447,118
Non-U.S. Government securities	217,192,810	318,138,940
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	486,918	$12,785,241	1,346,454	$36,950,675
Service Class	1,976,162	50,612,057	3,578,860	96,647,907
	2,463,080	$63,397,298	4,925,314	$133,598,582
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	3,053,750	$83,092,525
Service Class	—	—	3,387,599	90,245,627
	—	$—	6,441,349	$173,338,152
Shares reacquired
Initial Class	(4,441,758)	$(114,439,784)	(5,396,442)	$(148,714,749)
Service Class	(4,079,653)	(103,605,305)	(6,922,547)	(186,284,282)
	(8,521,411)	$(218,045,089)	(12,318,989)	$(334,999,031)
Net change
Initial Class	(3,954,840)	$(101,654,543)	(996,238)	$(28,671,549)
Service Class	(2,103,491)	(52,993,248)	43,912	609,252
	(6,058,331)	$(154,647,791)	(952,326)	$(28,062,297)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2022, the fund’s commitment fee and interest expense were $5,168 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$146,917,118	$334,319,509	$395,782,579	$(4,377)	$(7,490)	$85,442,181
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$141,044	$—

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
(8)  LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.

MFS Total Return Series
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

MFS Total Return Series
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Semiannual Report
June 30, 2022
MFS®  Utilities Series
MFS® Variable Insurance Trust
VUF-SEM

MFS® Utilities Series
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Utilities Series
LETTER FROM THE CHAIR AND CEO
Dear Contract Owners:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its July meeting, the U.S. Federal Reserve undertook a second consecutive 0.75% rate hike, matching its largest since 1994. Having reached what it believes is a neutral policy stance, the Fed says it intends to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside of Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
August 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Utilities Series
Portfolio Composition
Portfolio structure
Top ten holdings
NextEra Energy, Inc.	11.6%
Dominion Energy, Inc.	5.2%
Sempra Energy	5.2%
Southern Co.	4.8%
Exelon Corp.	3.7%
PG&E Corp.	3.7%
American Electric Power Co., Inc.	3.5%
EDP Renovaveis S.A.	3.4%
DTE Energy Co.	3.4%
Edison International	3.1%
Top five industries
Utilities-Electric Power	81.8%
Energy - Renewables	5.1%
Telecommunications - Wireless	5.0%
Natural Gas - Distribution	3.3%
Cable TV	1.9%

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of June 30, 2022.
The portfolio is actively managed and current holdings may be different.
2

MFS Utilities Series
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2022 through June 30, 2022
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Expenses Paid During Period (p) 1/01/22-6/30/22
Initial Class	Actual	0.77%	$1,000.00	$959.54	$3.74
	Hypothetical (h)	0.77%	$1,000.00	$1,020.98	$3.86
Service Class	Actual	1.02%	$1,000.00	$958.22	$4.95
	Hypothetical (h)	1.02%	$1,000.00	$1,019.74	$5.11
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS Utilities Series
Portfolio of Investments − 6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.3%
Cable TV – 2.0%
Charter Communications, Inc., “A” (a)	50,363	$ 23,596,576
Energy - Renewables – 5.1%
AES Corp.	1,001,704	$ 21,045,801
EDP Renovaveis S.A.	1,749,703	41,292,700
		$62,338,501
Natural Gas - Distribution – 3.3%
Atmos Energy Corp.	209,818	$ 23,520,598
China Resources Gas Group Ltd.	2,052,500	9,560,442
UGI Corp.	182,535	7,047,676
		$40,128,716
Telecommunications - Wireless – 5.0%
Cellnex Telecom S.A.	904,796	$ 35,111,141
Rogers Communications, Inc., “B”	226,125	10,835,449
SBA Communications Corp., REIT	46,708	14,948,896
		$60,895,486
Telephone Services – 0.6%
Hellenic Telecommunications Organization S.A.	435,158	$ 7,556,315
Utilities - Electric Power – 81.3%
ALLETE, Inc.	184,734	$ 10,858,665
Alliant Energy Corp.	333,717	19,559,153
Ameren Corp.	261,465	23,625,977
American Electric Power Co., Inc.	447,187	42,903,121
CenterPoint Energy, Inc.	760,057	22,482,486
Constellation Energy	417,073	23,881,600
Dominion Energy, Inc.	795,344	63,476,405
DTE Energy Co.	324,333	41,109,208
Duke Energy Corp.	105,479	11,308,404
E.ON SE	1,441,566	12,097,598
Edison International	601,225	38,021,469
Electricite de France S.A.	628,040	5,137,554
Emera, Inc.	12,452	583,325
Enel S.p.A.	4,908,218	26,849,420
Energias de Portugal S.A.	3,171,763	14,797,776
Energisa S.A., IEU	386,700	2,981,464
Entergy Corp.	251,637	28,344,392
Equatorial Energia S.A.	1,284,200	5,604,549
Evergy, Inc.	406,419	26,518,840
Exelon Corp.	988,099	44,780,649
FirstEnergy Corp.	651,737	25,020,183
Iberdrola S.A.	3,595,634	37,288,570
National Grid PLC	1,139,325	14,590,195
Neoenergia S.A.	1,119,300	3,191,003
NextEra Energy, Inc.	1,818,027	140,824,372
PG&E Corp. (a)	4,451,888	44,429,842
Pinnacle West Capital Corp.	205,015	14,990,697
Portland General Electric Co.	128,030	6,187,690
PPL Corp.	685,279	18,591,619
Public Service Enterprise Group, Inc.	360,520	22,813,706
RWE AG	863,947	31,760,494
4

MFS Utilities Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Sempra Energy	421,146	$ 63,285,610
Southern Co.	811,614	57,876,194
SSE PLC	1,747,104	34,368,283
Vistra Corp.	221,413	5,059,288
		$985,199,801
Total Common Stocks (Identified Cost, $902,588,936)		$1,179,715,395
Convertible Preferred Stocks – 0.5%
Utilities - Electric Power – 0.5%
DTE Energy Co., 6.25%	64,750	$ 3,329,445
NextEra Energy, Inc., 5.279%	64,600	3,207,390
Total Convertible Preferred Stocks (Identified Cost, $5,480,871)		$6,536,835
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 1.21% (v) (Identified Cost, $8,601,429)	8,602,241	$ 8,601,381
Other Assets, Less Liabilities – 1.5%		17,744,834
Net Assets – 100.0%		$1,212,598,445
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,601,381 and $1,186,252,230, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
IEU	International Equity Unit
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Derivative Contracts at 6/30/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	2,073,418	USD	1,604,166	Brown Brothers Harriman	7/15/2022	$6,679
CAD	1,094,030	USD	839,703	Citibank N.A.	7/15/2022	10,254
CAD	542,328	USD	416,718	Merrill Lynch International	7/15/2022	4,619
CAD	2,388,127	USD	1,846,881	Morgan Stanley Capital Services, Inc.	7/15/2022	8,464
CAD	524,204	USD	406,320	Morgan Stanley Capital Services, Inc.	9/21/2022	983
EUR	415,411	USD	433,146	Deutsche Bank AG	7/15/2022	2,462
EUR	451,715	USD	471,562	State Street Bank Corp.	7/15/2022	2,114
GBP	208,470	USD	253,679	Morgan Stanley Capital Services, Inc.	7/15/2022	125
USD	96,122	CAD	122,469	HSBC Bank	7/15/2022	975
5

MFS Utilities Series
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
USD	15,739,587	CAD	19,720,565	Merrill Lynch International	7/15/2022	$418,604
USD	87,516,315	EUR	79,482,249	BNP Paribas S.A.	7/15/2022	4,169,841
USD	1,311,140	EUR	1,236,325	Brown Brothers Harriman	7/15/2022	14,708
USD	1,451,552	EUR	1,362,255	Citibank N.A.	7/15/2022	23,068
USD	206,561	EUR	196,954	HSBC Bank	7/15/2022	31
USD	64,239,667	EUR	58,647,884	JPMorgan Chase Bank N.A.	7/15/2022	2,740,472
USD	1,450,669	EUR	1,340,492	Morgan Stanley Capital Services, Inc.	7/15/2022	45,006
USD	3,747,405	GBP	2,989,000	BNP Paribas S.A.	7/15/2022	108,416
USD	241,875	GBP	191,943	Brown Brothers Harriman	7/15/2022	8,192
USD	32,058,710	GBP	24,446,862	Deutsche Bank AG	7/15/2022	2,295,628
USD	3,095,417	GBP	2,359,934	Merrill Lynch International	7/15/2022	222,291
USD	1,298,380	GBP	1,065,603	State Street Bank Corp.	7/15/2022	1,050
						$10,083,982
Liability Derivatives
CAD	1,107,491	USD	866,032	Brown Brothers Harriman	7/15/2022	$(5,619)
CAD	84,620	USD	67,735	Deutsche Bank AG	7/15/2022	(1,994)
CAD	766,813	USD	595,995	HSBC Bank	9/21/2022	(187)
CAD	979,871	USD	774,843	Merrill Lynch International	7/15/2022	(13,577)
CAD	655,485	USD	509,554	State Street Bank Corp.	7/15/2022	(306)
EUR	284,735	USD	298,760	BNP Paribas S.A.	7/15/2022	(182)
EUR	366,065	USD	387,111	Brown Brothers Harriman	7/15/2022	(3,249)
EUR	140,156	USD	154,782	Citibank N.A.	7/15/2022	(7,811)
EUR	622,033	USD	681,151	Deutsche Bank AG	7/15/2022	(28,876)
EUR	23,350	USD	25,571	Morgan Stanley Capital Services, Inc.	7/15/2022	(1,086)
GBP	2,840,501	USD	3,487,687	Brown Brothers Harriman	7/15/2022	(29,489)
GBP	113,795	USD	148,715	Deutsche Bank AG	7/15/2022	(10,174)
GBP	2,200,547	USD	2,776,453	Merrill Lynch International	7/15/2022	(97,374)
USD	620,031	EUR	592,045	State Street Bank Corp.	7/15/2022	(797)
						$(200,721)
See Notes to Financial Statements
6

MFS Utilities Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/22 Assets
Investments in unaffiliated issuers, at value (identified cost, $908,069,807)	$1,186,252,230
Investments in affiliated issuers, at value (identified cost, $8,601,429)	8,601,381
Cash	198,188
Receivables for
Forward foreign currency exchange contracts	10,083,982
Investments sold	8,049,903
Fund shares sold	58,140
Dividends	2,623,853
Other assets	2,233
Total assets	$1,215,869,910
Liabilities
Payables for
Forward foreign currency exchange contracts	$200,721
Investments purchased	1,793,942
Fund shares reacquired	921,809
Payable to affiliates
Investment adviser	48,303
Administrative services fee	1,165
Shareholder servicing costs	773
Distribution and/or service fees	9,202
Accrued expenses and other liabilities	295,550
Total liabilities	$3,271,465
Net assets	$1,212,598,445
Net assets consist of
Paid-in capital	$791,895,354
Total distributable earnings (loss)	420,703,091
Net assets	$1,212,598,445
Shares of beneficial interest outstanding	33,371,807
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$541,035,752	14,719,700	$36.76
Service Class	671,562,693	18,652,107	36.00
See Notes to Financial Statements
7

MFS Utilities Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/22
Net investment income (loss)
Income
Dividends	$18,071,139
Other	31,851
Dividends from affiliated issuers	13,061
Income on securities loaned	6,332
Foreign taxes withheld	(576,498)
Total investment income	$17,545,885
Expenses
Management fee	$4,630,200
Distribution and/or service fees	864,130
Shareholder servicing costs	30,403
Administrative services fee	99,456
Independent Trustees' compensation	9,761
Custodian fee	68,286
Shareholder communications	40,668
Audit and tax fees	30,809
Legal fees	2,760
Miscellaneous	20,820
Total expenses	$5,797,293
Reduction of expenses by investment adviser	(88,170)
Net expenses	$5,709,123
Net investment income (loss)	$11,836,762
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $273,402 country tax)	$40,615,466
Affiliated issuers	(907)
Forward foreign currency exchange contracts	10,785,650
Foreign currency	(55,113)
Net realized gain (loss)	$51,345,096
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $311,433 decrease in deferred country tax)	$(123,562,254)
Affiliated issuers	(48)
Forward foreign currency exchange contracts	6,349,502
Translation of assets and liabilities in foreign currencies	(105,462)
Net unrealized gain (loss)	$(117,318,262)
Net realized and unrealized gain (loss)	$(65,973,166)
Change in net assets from operations	$(54,136,404)
See Notes to Financial Statements
8

MFS Utilities Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21
Change in net assets
From operations
Net investment income (loss)	$11,836,762	$24,809,395
Net realized gain (loss)	51,345,096	37,084,768
Net unrealized gain (loss)	(117,318,262)	100,375,768
Change in net assets from operations	$(54,136,404)	$162,269,931
Total distributions to shareholders	$—	$(61,909,232)
Change in net assets from fund share transactions	$(29,348,140)	$(21,147,055)
Total change in net assets	$(83,484,544)	$79,213,644
Net assets
At beginning of period	1,296,082,989	1,216,869,345
At end of period	$1,212,598,445	$1,296,082,989
See Notes to Financial Statements
9

MFS Utilities Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$38.31	$35.33	$35.18	$29.38	$29.50	$26.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.38	$0.78	$0.87	$0.90	$0.89	$0.81
Net realized and unrealized gain (loss)	(1.93)	4.11	0.99	6.37	(0.56)	3.17
Total from investment operations	$(1.55)	$4.89	$1.86	$7.27	$0.33	$3.98
Less distributions declared to shareholders
From net investment income	$—	$(0.65)	$(0.84)	$(1.37)	$(0.33)	$(1.29)
From net realized gain	—	(1.26)	(0.87)	(0.10)	(0.12)	—
Total distributions declared to shareholders	$—	$(1.91)	$(1.71)	$(1.47)	$(0.45)	$(1.29)
Net asset value, end of period (x)	$36.76	$38.31	$35.33	$35.18	$29.38	$29.50
Total return (%) (k)(r)(s)(x)	(4.05)(n)	14.09	5.90	25.07	1.06	14.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.79(a)	0.79	0.80	0.79	0.78	0.80
Expenses after expense reductions	0.77(a)	0.77	0.79	0.78	0.78	0.79
Net investment income (loss)	2.03(a)	2.16	2.63	2.69	2.98	2.78
Portfolio turnover	16(n)	16	32	28	27	27
Net assets at end of period (000 omitted)	$541,036	$584,216	$537,240	$556,301	$492,930	$561,744

See Notes to Financial Statements
10

MFS Utilities Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$37.58	$34.69	$34.56	$28.86	$28.98	$26.37
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.68	$0.77	$0.80	$0.81	$0.73
Net realized and unrealized gain (loss)	(1.91)	4.03	0.97	6.27	(0.56)	3.09
Total from investment operations	$(1.58)	$4.71	$1.74	$7.07	$0.25	$3.82
Less distributions declared to shareholders
From net investment income	$—	$(0.56)	$(0.74)	$(1.27)	$(0.25)	$(1.21)
From net realized gain	—	(1.26)	(0.87)	(0.10)	(0.12)	—
Total distributions declared to shareholders	$—	$(1.82)	$(1.61)	$(1.37)	$(0.37)	$(1.21)
Net asset value, end of period (x)	$36.00	$37.58	$34.69	$34.56	$28.86	$28.98
Total return (%) (k)(r)(s)(x)	(4.20)(n)	13.82	5.62	24.80	0.81	14.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.04(a)	1.04	1.05	1.04	1.04	1.05
Expenses after expense reductions	1.02(a)	1.02	1.04	1.03	1.03	1.04
Net investment income (loss)	1.78(a)	1.91	2.38	2.44	2.76	2.53
Portfolio turnover	16(n)	16	32	28	27	27
Net assets at end of period (000 omitted)	$671,563	$711,867	$679,629	$733,992	$727,201	$1,021,211
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
11

MFS Utilities Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Utilities Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. The value of stocks in the utilities sector can be very volatile due to supply and/or demand for services or fuel, financing costs, conservation efforts, the negative impact of regulation, and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which affects all entities that have investments in equity securities measured at fair value that are subject to contractual sale restrictions. ASU 2022-03 clarifies that a contractual restriction on the sale of an equity security is a characteristic of the reporting entity holding the equity security rather than a characteristic of the asset and, therefore, is not considered in measuring the fair value of the equity security. The fund decided to early adopt ASU 2022-03 effective as of June 30, 2022 as the guidance in ASU 2022-03 was consistent with the fund’s existing practices for fair value measurement.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods.
Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s
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valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,186,252,230	$—	$—	$1,186,252,230
Mutual Funds	8,601,381	—	—	8,601,381
Total	$1,194,853,611	$—	$—	$1,194,853,611
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$10,083,982	$—	$10,083,982
Forward Foreign Currency Exchange Contracts – Liabilities	—	(200,721)	—	(200,721)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
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Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2022 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$10,083,092	$(200,721)
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2022 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$10,785,650
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2022 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$6,349,502
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
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Notes to Financial Statements (unaudited) - continued
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2022, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, derivative transactions, and certain preferred stock treated as debt for tax purposes.
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Notes to Financial Statements (unaudited) - continued
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/21
Ordinary income (including any short-term capital gains)	$19,917,214
Long-term capital gains	41,992,018
Total distributions	$61,909,232
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/22
Cost of investments	$923,870,973
Gross appreciation	279,426,177
Gross depreciation	(8,443,539)
Net unrealized appreciation (depreciation)	$270,982,638
As of 12/31/21
Undistributed ordinary income	41,785,964
Undistributed long-term capital gain	36,033,078
Other temporary differences	(6,459)
Net unrealized appreciation (depreciation)	397,026,912
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/22	Year ended 12/31/21
Initial Class	$—	$28,006,297
Service Class	—	33,902,935
Total	$—	$61,909,232
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $3 billion	0.70%
In excess of $3 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2022, this management fee reduction amounted to $88,170, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.73% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
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Notes to Financial Statements (unaudited) - continued
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2022, the fee was $28,960, which equated to 0.0046% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2022, these costs amounted to $1,443.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.0159% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2022, the fund engaged in sale transactions pursuant to this policy, which amounted to $1,862,568. The sales transactions resulted in net realized gains (losses) of $118,958.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2022, this reimbursement amounted to $31,748, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2022, purchases and sales of investments, other than short-term obligations, aggregated $195,253,187 and $203,774,438, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	497,561	$19,003,051	847,836	$30,773,859
Service Class	1,567,192	59,075,958	1,266,913	45,089,704
	2,064,753	$78,079,009	2,114,749	$75,863,563
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	763,739	$28,006,297
Service Class	—	—	941,748	33,902,935
	—	$—	1,705,487	$61,909,232
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Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(1,026,437)	$(38,628,394)	(1,570,699)	$(57,115,573)
Service Class	(1,859,750)	(68,798,755)	(2,857,934)	(101,804,277)
	(2,886,187)	$(107,427,149)	(4,428,633)	$(158,919,850)
Net change
Initial Class	(528,876)	$(19,625,343)	40,876	$1,664,583
Service Class	(292,558)	(9,722,797)	(649,273)	(22,811,638)
	(821,434)	$(29,348,140)	(608,397)	$(21,147,055)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2022, the fund’s commitment fee and interest expense were $2,502 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$13,091,908	$89,629,459	$94,119,031	$(907)	$(48)	$8,601,381
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$13,061	$—
(8)  LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a
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Notes to Financial Statements (unaudited) - continued
result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
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Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
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MFS Utilities Series
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
21

Semiannual Report
June 30, 2022
MFS®  Value Series
MFS® Variable Insurance Trust
VLU-SEM

MFS® Value Series
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Value Series
LETTER FROM THE CHAIR AND CEO
Dear Contract Owners:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its July meeting, the U.S. Federal Reserve undertook a second consecutive 0.75% rate hike, matching its largest since 1994. Having reached what it believes is a neutral policy stance, the Fed says it intends to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside of Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
August 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Value Series
Portfolio Composition
Portfolio structure
Top ten holdings
Johnson & Johnson	3.6%
JPMorgan Chase & Co.	3.4%
Northrop Grumman Corp.	2.8%
Pfizer, Inc.	2.7%
Cigna Corp.	2.6%
Aon PLC	2.4%
Texas Instruments, Inc.	2.3%
Comcast Corp., “A”	2.3%
Marsh & McLennan Cos., Inc.	2.3%
Duke Energy Corp.	2.3%
GICS equity sectors (g)
Financials	25.8%
Health Care	19.7%
Industrials	17.8%
Utilities	7.4%
Information Technology	6.8%
Consumer Staples	6.6%
Materials	4.0%
Energy	3.8%
Communication Services	3.5%
Consumer Discretionary	3.3%
Real Estate	0.4%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2022.
The portfolio is actively managed and current holdings may be different.
2

MFS Value Series
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2022 through June 30, 2022
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Expenses Paid During Period (p) 1/01/22-6/30/22
Initial Class	Actual	0.71%	$1,000.00	$868.93	$3.29
	Hypothetical (h)	0.71%	$1,000.00	$1,021.27	$3.56
Service Class	Actual	0.96%	$1,000.00	$867.55	$4.45
	Hypothetical (h)	0.96%	$1,000.00	$1,020.03	$4.81
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Notes to Expense Table
Changes to the fund's fee arrangements will occur during the fund's current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.69%, $3.20, and $3.46 for Initial Class and 0.94%, $4.35, and $4.71 for Service Class, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.
3

MFS Value Series
Portfolio of Investments − 6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace & Defense – 6.8%
General Dynamics Corp.	107,995	$ 23,893,894
Honeywell International, Inc.	292,975	50,921,984
Northrop Grumman Corp.	141,960	67,937,797
Raytheon Technologies Corp.	207,798	19,971,466
		$162,725,141
Alcoholic Beverages – 1.4%
Diageo PLC	797,947	$ 34,293,198
Brokerage & Asset Managers – 4.6%
BlackRock, Inc.	54,806	$ 33,379,046
Citigroup, Inc.	577,201	26,545,474
KKR & Co., Inc.	280,424	12,980,827
NASDAQ, Inc.	240,053	36,617,685
		$109,523,032
Business Services – 3.4%
Accenture PLC, “A”	190,361	$ 52,853,731
Equifax, Inc.	157,528	28,792,968
		$81,646,699
Cable TV – 3.5%
Charter Communications, Inc., “A” (a)	61,019	$ 28,589,232
Comcast Corp., “A”	1,413,166	55,452,634
		$84,041,866
Chemicals – 1.4%
PPG Industries, Inc.	282,648	$ 32,317,972
Construction – 2.8%
Masco Corp.	366,936	$ 18,566,962
Otis Worldwide Corp.	103,787	7,334,627
Sherwin-Williams Co.	117,595	26,330,697
Stanley Black & Decker, Inc.	148,347	15,555,666
		$67,787,952
Consumer Products – 2.6%
Colgate-Palmolive Co.	192,728	$ 15,445,222
International Flavors & Fragrances, Inc.	95,917	11,425,633
Kimberly-Clark Corp.	162,146	21,914,032
Reckitt Benckiser Group PLC	177,306	13,316,997
		$62,101,884
Electrical Equipment – 1.2%
Johnson Controls International PLC	595,165	$ 28,496,500
Electronics – 4.5%
Analog Devices, Inc.	115,942	$ 16,937,967
KLA Corp.	44,129	14,080,681
NXP Semiconductors N.V.	145,844	21,589,287
Texas Instruments, Inc.	362,940	55,765,731
		$108,373,666
4

MFS Value Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 3.8%
ConocoPhillips	424,872	$ 38,157,754
EOG Resources, Inc.	184,985	20,429,744
Pioneer Natural Resources Co.	148,777	33,189,173
		$91,776,671
Food & Beverages – 3.0%
Archer Daniels Midland Co.	101,584	$ 7,882,918
Nestle S.A.	309,368	36,113,728
PepsiCo, Inc.	165,368	27,560,231
		$71,556,877
Gaming & Lodging – 0.9%
Marriott International, Inc., “A”	152,453	$ 20,735,133
Health Maintenance Organizations – 2.6%
Cigna Corp.	234,286	$ 61,739,047
Insurance – 10.7%
Aon PLC	215,466	$ 58,106,871
Chubb Ltd.	274,344	53,930,543
Marsh & McLennan Cos., Inc.	354,241	54,995,915
Progressive Corp.	461,806	53,694,184
Travelers Cos., Inc.	210,078	35,530,492
		$256,258,005
Machinery & Tools – 4.3%
Eaton Corp. PLC	275,245	$ 34,678,117
Illinois Tool Works, Inc.	189,415	34,520,884
PACCAR, Inc.	153,158	12,611,030
Trane Technologies PLC	161,561	20,981,927
		$102,791,958
Major Banks – 7.3%
Goldman Sachs Group, Inc.	83,832	$ 24,899,781
JPMorgan Chase & Co.	726,069	81,762,630
Morgan Stanley	546,601	41,574,472
PNC Financial Services Group, Inc.	170,837	26,952,953
		$175,189,836
Medical & Health Technology & Services – 1.5%
McKesson Corp.	106,406	$ 34,710,701
Medical Equipment – 7.2%
Abbott Laboratories	325,618	$ 35,378,396
Boston Scientific Corp. (a)	582,968	21,727,217
Danaher Corp.	122,707	31,108,679
Medtronic PLC	383,955	34,459,961
Thermo Fisher Scientific, Inc.	89,799	48,786,001
		$171,460,254
Other Banks & Diversified Financials – 3.2%
American Express Co.	267,241	$ 37,044,948
Moody's Corp.	59,959	16,307,049
Truist Financial Corp.	314,143	14,899,803
5

MFS Value Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
U.S. Bancorp	152,519	$ 7,018,924
		$75,270,724
Pharmaceuticals – 8.5%
Johnson & Johnson	483,843	$ 85,886,971
Merck & Co., Inc.	486,903	44,390,947
Pfizer, Inc.	1,235,357	64,769,767
Roche Holding AG	22,799	7,607,627
		$202,655,312
Railroad & Shipping – 2.5%
Canadian National Railway Co.	130,971	$ 14,730,308
Union Pacific Corp.	215,631	45,989,780
		$60,720,088
Real Estate – 0.4%
Public Storage, Inc., REIT	33,772	$ 10,559,491
Specialty Chemicals – 1.1%
DuPont de Nemours, Inc.	464,772	$ 25,832,028
Specialty Stores – 2.5%
Lowe's Cos., Inc.	206,701	$ 36,104,464
Target Corp.	158,487	22,383,119
		$58,487,583
Utilities - Electric Power – 7.4%
American Electric Power Co., Inc.	195,720	$ 18,777,377
Dominion Energy, Inc.	532,087	42,465,863
Duke Energy Corp.	511,971	54,888,411
Southern Co.	656,175	46,791,839
Xcel Energy, Inc.	184,289	13,040,290
		$175,963,780
Total Common Stocks (Identified Cost, $1,324,512,115)		$2,367,015,398
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 1.21% (v) (Identified Cost, $20,315,421)	20,316,122	$ 20,314,091
Other Assets, Less Liabilities – 0.0%		899,378
Net Assets – 100.0%		$2,388,228,867
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $20,314,091 and $2,367,015,398, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
6

MFS Value Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/22 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,324,512,115)	$2,367,015,398
Investments in affiliated issuers, at value (identified cost, $20,315,421)	20,314,091
Cash	171,650
Receivables for
Investments sold	3,153,287
Fund shares sold	383,545
Dividends	3,321,802
Other assets	3,459
Total assets	$2,394,363,232
Liabilities
Payables for
Investments purchased	$3,255,298
Fund shares reacquired	2,496,342
Payable to affiliates
Investment adviser	88,921
Administrative services fee	2,253
Shareholder servicing costs	667
Distribution and/or service fees	16,736
Payable for independent Trustees' compensation	158
Accrued expenses and other liabilities	273,990
Total liabilities	$6,134,365
Net assets	$2,388,228,867
Net assets consist of
Paid-in capital	$1,055,842,731
Total distributable earnings (loss)	1,332,386,136
Net assets	$2,388,228,867
Shares of beneficial interest outstanding	112,596,735
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,170,776,931	54,517,494	$21.48
Service Class	1,217,451,936	58,079,241	20.96
See Notes to Financial Statements
7

MFS Value Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/22
Net investment income (loss)
Income
Dividends	$28,979,148
Dividends from affiliated issuers	37,905
Other	23,899
Foreign taxes withheld	(243,279)
Total investment income	$28,797,673
Expenses
Management fee	$8,884,720
Distribution and/or service fees	1,669,352
Shareholder servicing costs	34,088
Administrative services fee	199,407
Independent Trustees' compensation	19,329
Custodian fee	57,265
Shareholder communications	49,433
Audit and tax fees	31,338
Legal fees	6,059
Miscellaneous	38,871
Total expenses	$10,989,862
Reduction of expenses by investment adviser	(182,338)
Net expenses	$10,807,524
Net investment income (loss)	$17,990,149
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$93,670,131
Affiliated issuers	(1,041)
Foreign currency	(1,336)
Net realized gain (loss)	$93,667,754
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(482,805,865)
Affiliated issuers	(1,330)
Translation of assets and liabilities in foreign currencies	(33,346)
Net unrealized gain (loss)	$(482,840,541)
Net realized and unrealized gain (loss)	$(389,172,787)
Change in net assets from operations	$(371,182,638)
See Notes to Financial Statements
8

MFS Value Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21
Change in net assets
From operations
Net investment income (loss)	$17,990,149	$32,069,015
Net realized gain (loss)	93,667,754	152,258,102
Net unrealized gain (loss)	(482,840,541)	412,863,015
Change in net assets from operations	$(371,182,638)	$597,190,132
Total distributions to shareholders	$—	$(91,925,640)
Change in net assets from fund share transactions	$(73,274,665)	$(123,147,782)
Total change in net assets	$(444,457,303)	$382,116,710
Net assets
At beginning of period	2,832,686,170	2,450,569,460
At end of period	$2,388,228,867	$2,832,686,170
See Notes to Financial Statements
9

MFS Value Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$24.72	$20.40	$20.95	$17.30	$20.92	$18.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.31	$0.31	$0.33	$0.41	$0.30
Net realized and unrealized gain (loss)	(3.41)	4.84	0.29	4.68	(2.32)	2.93
Total from investment operations	$(3.24)	$5.15	$0.60	$5.01	$(1.91)	$3.23
Less distributions declared to shareholders
From net investment income	$—	$(0.31)	$(0.30)	$(0.44)	$(0.32)	$(0.40)
From net realized gain	—	(0.52)	(0.85)	(0.92)	(1.39)	(0.81)
Total distributions declared to shareholders	$—	$(0.83)	$(1.15)	$(1.36)	$(1.71)	$(1.21)
Net asset value, end of period (x)	$21.48	$24.72	$20.40	$20.95	$17.30	$20.92
Total return (%) (k)(r)(s)(x)	(13.11)(n)	25.45	3.48	29.80	(10.09)	17.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.72(a)	0.72	0.73	0.73	0.73	0.74
Expenses after expense reductions	0.71(a)	0.70	0.71	0.72	0.72	0.73
Net investment income (loss)	1.52(a)	1.33	1.64	1.67	2.02	1.51
Portfolio turnover	8(n)	9	17	13	8	10
Net assets at end of period (000 omitted)	$1,170,777	$1,363,583	$1,183,318	$945,183	$823,744	$996,794

See Notes to Financial Statements
10

MFS Value Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$24.16	$19.96	$20.52	$16.96	$20.55	$18.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.24	$0.25	$0.27	$0.35	$0.25
Net realized and unrealized gain (loss)	(3.34)	4.75	0.29	4.59	(2.28)	2.87
Total from investment operations	$(3.20)	$4.99	$0.54	$4.86	$(1.93)	$3.12
Less distributions declared to shareholders
From net investment income	$—	$(0.27)	$(0.25)	$(0.38)	$(0.27)	$(0.35)
From net realized gain	—	(0.52)	(0.85)	(0.92)	(1.39)	(0.81)
Total distributions declared to shareholders	$—	$(0.79)	$(1.10)	$(1.30)	$(1.66)	$(1.16)
Net asset value, end of period (x)	$20.96	$24.16	$19.96	$20.52	$16.96	$20.55
Total return (%) (k)(r)(s)(x)	(13.25)(n)	25.16	3.22	29.51	(10.36)	17.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.97(a)	0.97	0.98	0.98	0.98	0.99
Expenses after expense reductions	0.96(a)	0.95	0.96	0.97	0.97	0.98
Net investment income (loss)	1.27(a)	1.08	1.38	1.42	1.77	1.26
Portfolio turnover	8(n)	9	17	13	8	10
Net assets at end of period (000 omitted)	$1,217,452	$1,469,104	$1,267,251	$1,279,123	$1,127,848	$1,398,374
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
11

MFS Value Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Value Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and
12

MFS Value Series
Notes to Financial Statements (unaudited) - continued
method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,367,015,398	$—	$—	$2,367,015,398
Mutual Funds	20,314,091	—	—	20,314,091
Total	$2,387,329,489	$—	$—	$2,387,329,489
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
13

MFS Value Series
Notes to Financial Statements (unaudited) - continued
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/21
Ordinary income (including any short-term capital gains)	$32,692,062
Long-term capital gains	59,233,578
Total distributions	$91,925,640
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/22
Cost of investments	$1,349,613,201
Gross appreciation	1,063,291,641
Gross depreciation	(25,575,353)
Net unrealized appreciation (depreciation)	$1,037,716,288
As of 12/31/21
Undistributed ordinary income	43,568,093
Undistributed long-term capital gain	140,172,099
Other temporary differences	23,087
Net unrealized appreciation (depreciation)	1,519,805,495
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/22	Year ended 12/31/21
Initial Class	$—	$44,596,694
Service Class	—	47,328,946
Total	$—	$91,925,640
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2022, this management fee reduction amounted to $182,338, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.67% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.71% of
14

MFS Value Series
Notes to Financial Statements (unaudited) - continued
average daily net assets for the Initial Class shares and 0.96% of average daily net assets for the Service Class shares. This written agreement will terminate on July 31, 2022. For the six months ended June 30, 2022, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Effective August 1, 2022, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.69% of average daily net assets for the Initial Class shares and 0.94% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2024.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2022, the fee was $33,087, which equated to 0.0026% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2022, these costs amounted to $1,001.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.0154% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2022, this reimbursement amounted to $10,078, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2022, purchases and sales of investments, other than short-term obligations, aggregated $209,544,639 and $244,030,247, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
15

MFS Value Series
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	3,617,731	$83,738,542	6,770,909	$152,854,221
Service Class	21,755,811	484,602,642	6,371,855	143,168,312
	25,373,542	$568,341,184	13,142,764	$296,022,533
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,886,493	$44,596,694
Service Class	—	—	2,046,215	47,328,946
	—	$—	3,932,708	$91,925,640
Shares reacquired
Initial Class	(4,264,456)	$(98,390,210)	(11,503,983)	$(262,149,729)
Service Class	(24,484,042)	(543,225,639)	(11,093,369)	(248,946,226)
	(28,748,498)	$(641,615,849)	(22,597,352)	$(511,095,955)
Net change
Initial Class	(646,725)	$(14,651,668)	(2,846,581)	$(64,698,814)
Service Class	(2,728,231)	(58,622,997)	(2,675,299)	(58,448,968)
	(3,374,956)	$(73,274,665)	(5,521,880)	$(123,147,782)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Growth Allocation Portfolio were the owners of record of approximately 4% and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Portfolio was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2022, the fund’s commitment fee and interest expense were $5,252 and $13,615, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$38,380,359	$155,602,684	$173,666,581	$(1,041)	$(1,330)	$20,314,091

16

MFS Value Series
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$37,905	$—
(8)  LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
17

MFS Value Series
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
18

MFS Value Series
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
19

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST_ _

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President
Date: August 15, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)
Date: August 15, 2022
By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and
Accounting Officer)
Date: August 15, 2022

* Print name and title of each signing officer under his or her signature.